UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-8326

MFS VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS® Core Equity Series

MFS® Variable Insurance Trust
Semiannual report

6/30/08
VVS-SEM

MFS® CORE EQUITY SERIES

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

LETTER FROM THE CEO

Dear Contract Owners:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Danaher Corp.	3.7%
Merck & Co., Inc.	3.1%
Chevron Corp.	2.3%
Exxon Mobil Corp.	2.1%
AT&T, Inc.	2.0%
BHP Billiton PLC	1.9%
International Business Machines Corp.	1.8%
Schering-Plough Corp.	1.8%
Hess Corp.	1.8%
Procter & Gamble Co.	1.6%

Equity sectors
Financial Services	15.5%
Energy	14.8%
Technology	14.7%
Health Care	12.0%
Industrial Goods & Services	9.9%
Utilities & Communications	7.7%
Consumer Staples	7.3%
Leisure	5.0%
Retailing	4.8%
Basic Materials	4.1%
Special Products & Services	2.2%
Autos & Housing	0.8%

Percentages are based on net assets as of 6/30/08.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2008 through June 30, 2008

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008 through June 30, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide our account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/08	Ending Account Value 6/30/08	Expenses Paid During Period (p) 1/01/08-6/30/08
Initial Class	Actual	0.90%	$1,000.00	$890.40	$4.23
	Hypothetical (h)	0.90%	$1,000.00	$1,020.39	$4.52
Service Class	Actual	1.16%	$1,000.00	$889.61	$5.45
	Hypothetical (h)	1.16%	$1,000.00	$1,019.10	$5.82

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

PORTFOLIO OF INVESTMENTS – 6/30/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.8%
Aerospace – 2.4%
Lockheed Martin Corp.	8,400	$828,738
Northrop Grumman Corp.	7,060	472,314
United Technologies Corp.	16,540	1,020,518

		$2,321,570

Apparel Manufacturers – 0.9%
NIKE, Inc., “B”	8,680	$517,415
Quiksilver, Inc. (a)	33,720	331,130

		$848,545

Automotive – 0.3%
Johnson Controls, Inc. (l)	8,750	$250,950

Biotechnology – 1.4%
Genzyme Corp. (a)	18,651	$1,343,245

Broadcasting – 1.9%
Omnicom Group, Inc.	6,990	$313,711
Viacom, Inc., “B” (a)	21,490	656,305
Walt Disney Co.	26,710	833,352

		$1,803,368

Brokerage & Asset Managers – 2.5%
Affiliated Managers Group, Inc. (a)(l)	2,150	$193,629
Deutsche Boerse AG	3,410	382,746
Franklin Resources, Inc.	1,900	174,135
Goldman Sachs Group, Inc.	4,520	790,548
Invesco Ltd. (l)	8,370	200,713
Merrill Lynch & Co., Inc.	11,360	360,226
TD AMERITRADE Holding Corp. (a)(l)	17,440	315,490

		$2,417,487

Business Services – 1.7%
Amdocs Ltd. (a)	10,570	$310,969
Fidelity National Information Services, Inc.	12,460	459,899
Satyam Computer Services Ltd., ADR (l)	19,630	481,328
Visa, Inc., “A”	5,110	415,494

		$1,667,690

Cable TV – 0.7%
Comcast Corp., “Special A”	20,090	$376,888
Time Warner Cable, Inc. (a)(l)	9,560	253,149

		$630,037

Chemicals – 0.7%
PPG Industries, Inc. (l)	7,560	$433,717
Rohm & Haas Co. (l)	5,730	266,101

		$699,818

Computer Software – 3.2%
CommVault Systems, Inc. (a)	7,850	$130,624
MicroStrategy, Inc., “A” (a)	13,690	886,428
MSC Software Corp. (a)(l)	74,451	817,472
Oracle Corp. (a)	43,070	904,470
Salesforce.com, Inc. (a)(l)	5,670	386,864

		$3,125,858

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – Systems – 3.7%
Apple, Inc. (a)	8,960	$1,500,262
EMC Corp. (a)	22,740	334,051
International Business Machines Corp.	14,970	1,774,394

		$3,608,707

Construction – 0.5%
Pulte Homes, Inc. (l)	29,690	$285,915
Sherwin-Williams Co. (l)	4,740	217,708

		$503,623

Consumer Goods & Services – 2.8%
Colgate-Palmolive Co.	9,560	$660,596
ITT Educational Services, Inc. (a)(l)	1,880	155,344
New Oriental Education & Technology Group, Inc., ADR (a)(l)	3,870	226,085
Procter & Gamble Co.	24,900	1,514,169
Strayer Education, Inc. (l)	730	152,621

		$2,708,815

Electrical Equipment – 4.0%
Danaher Corp. (l)	46,650	$3,606,045
WESCO International, Inc. (a)	7,140	285,886

		$3,891,931

Electronics – 3.7%
Applied Materials, Inc.	13,800	$263,442
Flextronics International Ltd. (a)	44,271	416,147
Hittite Microwave Corp. (a)	8,830	314,525
Intel Corp.	51,910	1,115,027
Intersil Corp., “A”	8,040	195,533
Marvell Technology Group Ltd. (a)(l)	27,650	488,299
National Semiconductor Corp. (l)	10,630	218,340
PLX Technology, Inc. (a)(l)	12,520	95,528
SanDisk Corp. (a)	26,610	497,607

		$3,604,448

Energy – Independent – 3.1%
Apache Corp.	9,510	$1,321,890
Chesapeake Energy Corp. (l)	6,450	425,442
Peabody Energy Corp. (l)	4,520	397,986
XTO Energy, Inc.	12,780	875,558

		$3,020,876

Energy – Integrated – 7.8%
Chevron Corp.	22,720	$2,252,234
Exxon Mobil Corp.	23,590	2,078,987
Hess Corp.	13,550	1,709,875
Marathon Oil Corp.	28,920	1,500,080

		$7,541,176

Engineering – Construction – 2.4%
Fluor Corp.	8,070	$1,501,666
Foster Wheeler Ltd. (a)	3,990	291,869
North American Energy Partners, Inc. (a)	26,530	575,170

		$2,368,705

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Food & Beverages – 3.3%
Coca-Cola Co.	9,140	$475,097
General Mills, Inc.	6,770	411,413
Hain Celestial Group, Inc. (a)(l)	13,860	325,433
J.M. Smucker Co.	3,500	142,240
Kellogg Co.	11,720	562,794
PepsiCo, Inc.	20,070	1,276,251

		$3,193,228

Food & Drug Stores – 1.1%
CVS Caremark Corp.	27,960	$1,106,377

Gaming & Lodging – 0.7%
International Game Technology (l)	13,100	$327,238
Penn National Gaming, Inc. (a)(l)	2,340	75,231
Royal Caribbean Cruises Ltd. (l)	9,570	215,038
Wyndham Worldwide	5,350	95,819

		$713,326

General Merchandise – 0.9%
99 Cents Only Stores (a)(l)	28,930	$190,938
Kohl’s Corp. (a)	13,010	520,920
Stage Stores, Inc. (l)	17,650	205,976

		$917,834

Health Maintenance Organizations – 0.8%
CIGNA Corp.	15,860	$561,285
WellPoint, Inc. (a)	5,440	259,270

		$820,555

Insurance – 4.0%
Allied World Assurance Co. Holdings Ltd.	14,340	$568,151
Chubb Corp.	26,620	1,304,646
Genworth Financial, Inc., “A”	16,740	298,139
Hartford Financial Services Group, Inc.	12,450	803,897
MetLife, Inc.	10,070	531,394
Prudential Financial, Inc.	5,970	356,648

		$3,862,875

Internet – 1.4%
Google, Inc., “A” (a)	2,220	$1,168,652
TechTarget, Inc. (a)(l)	19,520	206,131

		$1,374,783

Leisure & Toys – 0.7%
Activision, Inc. (a)	15,920	$542,394
THQ, Inc. (a)	9,000	182,340

		$724,734

Machinery & Tools – 1.1%
Bucyrus International, Inc., “A”	6,160	$449,803
Eaton Corp.	2,040	173,339
Timken Co.	12,300	405,162

		$1,028,304

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – 5.2%
Bank of America Corp.	47,226	$1,127,285
Bank of New York Mellon Corp.	19,668	744,040
JPMorgan Chase & Co.	35,820	1,228,984
State Street Corp.	12,920	826,751
UnionBanCal Corp. (l)	8,160	329,827
Wells Fargo & Co.	32,380	769,025

		$5,025,912

Medical & Health Technology & Services – 0.5%
DaVita, Inc. (a)	820	$43,567
IDEXX Laboratories, Inc. (a)	2,010	97,967
MWI Veterinary Supply, Inc. (a)(l)	10,590	350,635

		$492,169

Medical Equipment – 3.7%
Advanced Medical Optics, Inc. (a)(l)	27,760	$520,222
Boston Scientific Corp. (a)	87,050	1,069,845
Conceptus, Inc. (a)(l)	41,970	776,025
Cooper Cos., Inc. (l)	14,820	550,563
NxStage Medical, Inc. (a)(l)	81,340	312,346
Zimmer Holdings, Inc. (a)	4,870	331,404

		$3,560,405

Metals & Mining – 1.9%
BHP Billiton PLC	46,870	$1,801,647

Natural Gas – Distribution – 1.1%
Equitable Resources, Inc. (l)	30	$2,072
Questar Corp. (l)	9,820	697,613
Sempra Energy	7,190	405,876

		$1,105,561

Network & Telecom – 2.2%
Juniper Networks, Inc. (a)	16,330	$362,199
NICE Systems Ltd., ADR (a)	15,110	446,803
Polycom, Inc. (a)(l)	12,720	309,859
Research in Motion Ltd. (a)	6,090	711,921
Sonus Networks, Inc. (a)(l)	89,610	306,466

		$2,137,248

Oil Services – 3.9%
Exterran Holdings, Inc. (a)(l)	7,600	$543,324
Halliburton Co.	28,350	1,504,535
National Oilwell Varco, Inc. (a)	4,080	361,978
Noble Corp.	17,210	1,117,962
TETRA Technologies, Inc. (a)(l)	10,460	248,007

		$3,775,806

Other Banks & Diversified Financials – 1.9%
American Express Co.	14,700	$553,749
Euro Dekania Ltd. (a)(z)	50,820	390,215
Sovereign Bancorp, Inc.	122,830	904,029

		$1,847,993

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Personal Computers & Peripherals – 0.5%
NetApp, Inc. (a)(l)	23,453	$507,992

Pharmaceuticals – 5.6%
Abbott Laboratories	6,100	$323,117
Merck & Co., Inc.	81,030	3,054,021
Schering-Plough Corp.	88,020	1,733,114
Warner Chilcott Ltd., “A” (a)(l)	19,650	333,068

		$5,443,320

Real Estate – 1.9%
Apartment Investment & Management, “A”, REIT	14,630	$498,298
Mack-Cali Realty Corp., REIT	38,470	1,314,520

		$1,812,818

Restaurants – 1.0%
Panera Bread Co., “A” (a)(l)	5,710	$264,145
Peet’s Coffee & Tea, Inc. (a)(l)	10,950	217,029
Red Robin Gourmet Burgers, Inc. (a)(l)	8,500	235,790
Texas Roadhouse, Inc., “A” (a)(l)	25,700	230,529

		$947,493

Specialty Chemicals – 1.5%
Airgas, Inc.	18,670	$1,090,141
Praxair, Inc.	3,690	347,746

		$1,437,887

Specialty Stores – 1.9%
AnnTaylor Stores Corp. (a)(l)	13,420	$321,543
Dick’s Sporting Goods, Inc. (a)(l)	44,460	788,720
Ethan Allen Interiors, Inc. (l)	7,170	176,382
Nordstrom, Inc. (l)	14,040	425,412
Pier 1 Imports, Inc. (a)(l)	43,200	148,608

		$1,860,665

Telecommunications – Wireless – 0.5%
Rogers Communications, Inc., “B”	12,720	$494,476

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telephone Services – 2.5%
AT&T, Inc.	57,300	$1,930,437
Embarq Corp.	6,600	311,982
Verizon Communications, Inc.	5,290	187,266

		$2,429,685

Tobacco – 1.7%
Lorillard, Inc. (a)	7,770	$537,373
Philip Morris International, Inc.	23,400	1,155,726

		$1,693,099

Utilities – Electric Power – 3.6%
American Electric Power Co., Inc.	14,940	$601,036
Exelon Corp.	5,500	494,780
FirstEnergy Corp.	6,400	526,912
NRG Energy, Inc. (a)(l)	16,860	723,294
PPL Corp.	11,210	585,947
Public Service Enterprise Group, Inc. (l)	13,170	604,898

		$3,536,867

Total Common Stocks (Identified Cost, $103,692,464)		$96,009,908

SHORT-TERM OBLIGATIONS – 0.5%
Toyota Motor Credit Corp., 2.57%, due 7/01/08, at Amortized Cost and Value (y)	$495,000	$495,000

COLLATERAL FOR SECURITIES LOANED – 16.4%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	15,894,037	$15,894,037

Total Investments (Identified Cost, $120,081,501)		$112,398,945

OTHER ASSETS, LESS LIABILITIES – (15.7)%		(15,253,908)

Net Assets – 100.0%		$97,145,037

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(y)	The rate shown represents an annualized yield at time of purchase.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Euro Dekania Ltd.	6/25/07	$737,167	$390,215
% of Net Assets			0.4%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

REIT	Real Estate Investment Trust

See Notes to Financial Statements

6

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/08
Assets
Investments, at value, including $15,725,671 of securities on loan (identified cost, $120,081,501)	$112,398,945
Cash	995
Receivable for investments sold	2,309,015
Receivable for fund shares sold	28,314
Interest and dividends receivable	131,586
Receivable from investment adviser	2,801
Other assets	153,356
Total assets		$115,025,012
Liabilities
Payable for investments purchased	$1,697,231
Payable for fund shares reacquired	193,484
Collateral for securities loaned, at value (c)	15,894,037
Payable to affiliates
Management fee	8,031
Distribution fees	225
Administrative services fee	255
Payable for independent trustees’ compensation	348
Accrued expenses and other liabilities	86,364
Total liabilities		$17,879,975
Net assets		$97,145,037
Net assets consist of
Paid-in capital	$133,452,965
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(7,678,051)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(29,147,065)
Undistributed net investment income	517,188
Net assets		$97,145,037
Shares of beneficial interest outstanding		6,396,875
Initial Class shares
Net assets	$88,958,372
Shares outstanding	5,855,736
Net asset value per share		$15.19
Service Class shares
Net assets	$8,186,665
Shares outstanding	541,139
Net asset value per share		$15.13

(c)	Non-cash collateral is not included.

See Notes to Financial Statements

7

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/08
Net investment income
Income
Dividends	$913,374
Income on securities loaned	88,466
Interest	9,069
Foreign taxes withheld	(2,816)
Total investment income		$1,008,093
Expenses
Management fee	$397,950
Distribution fees	10,878
Shareholder servicing costs	9,643
Administrative services fee	12,148
Independent trustees’ compensation	3,086
Custodian fee	18,895
Shareholder communications	23,471
Auditing fees	23,288
Legal fees	956
Miscellaneous	7,727
Total expenses		$508,042
Reduction of expenses by investment adviser	(17,614)
Net expenses		$490,428
Net investment income		$517,665
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$(2,355,786)
Foreign currency transactions	(1,072)
Net realized gain (loss) on investments and foreign currency transactions		$(2,356,858)
Change in unrealized appreciation (depreciation)
Investments	$(11,197,796)
Translation of assets and liabilities in foreign currencies	2,910
Net unrealized gain (loss) on investments and foreign currency translation		$(11,194,886)
Net realized and unrealized gain (loss) on investments and foreign currency		$(13,551,744)
Change in net assets from operations		$(13,034,079)

See Notes to Financial Statements

8

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/08	Year ended 12/31/07
	(unaudited)
Change in net assets
From operations
Net investment income	$517,665	$697,413
Net realized gain (loss) on investments and foreign currency transactions	(2,356,858)	20,287,523
Net unrealized gain (loss) on investments and foreign currency translation	(11,194,886)	(5,425,465)
Change in net assets from operations	$(13,034,079)	$15,559,471
Distributions declared to shareholders
From net investment income
Initial Class	$(673,155)	$(450,027)
Service Class	(31,987)	(13,403)
Total distributions declared to shareholders	$(705,142)	$(463,430)
Change in net assets from fund share transactions	$(13,654,723)	$(36,556,236)
Total change in net assets	$(27,393,944)	$(21,460,195)
Net assets
At beginning of period	124,538,981	145,999,176
At end of period (including undistributed net investment income of $517,188 and $704,665, respectively)	$97,145,037	$124,538,981

See Notes to Financial Statements

9

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/08 (unaudited)		Years ended 12/31
			2007	2006	2005	2004		2003

Net asset value, beginning of period	$17.18		$15.51	$13.69	$13.57	$12.11		$9.53
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.09	$0.05	$0.06	$0.09		$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	(1.96)		1.64	1.83	0.16	1.41		2.55
Total from investment operations	$(1.88)		$1.73	$1.88	$0.22	$1.50		$2.60
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.06)	$(0.06)	$(0.10)	$(0.04)		$(0.02)
Net asset value, end of period	$15.19		$17.18	$15.51	$13.69	$13.57		$12.11
Total return (%) (k)(r)(s)	(10.96	)(n)	11.15	13.80	1.69	12.46	(b)	27.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94	(a)	1.03	0.92	0.98	0.88		0.94
Expenses after expense reductions (f)	0.90	(a)	0.90	0.90	0.90	0.90	(e)	0.90
Net investment income	1.00	(a)	0.53	0.35	0.42	0.74		0.45
Portfolio turnover	56		151	89	93	76		65
Net assets at end of period (000 Omitted)	$88,958		$115,251	$131,259	$137,244	$158,082		$150,436

See Notes to Financial Statements

10

Financial Highlights – continued

Service Class	Six months ended 6/30/08 (unaudited)		Years ended 12/31
			2007	2006	2005	2004		2003

Net asset value, beginning of period	$17.07		$15.41	$13.60	$13.48	$12.05		$9.48
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.04	$0.01	$0.02	$0.07		$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	(1.94)		1.63	1.82	0.17	1.38		2.55
Total from investment operations	$(1.88)		$1.67	$1.83	$0.19	$1.45		$2.57
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.01)	$(0.02)	$(0.07)	$(0.02)		$—
Net asset value, end of period	$15.13		$17.07	$15.41	$13.60	$13.48		$12.05
Total return (%) (k)(r)(s)	(11.04	)(n)	10.87	13.50	1.46	12.09	(b)	27.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.19	(a)	1.27	1.17	1.23	1.13		1.19
Expenses after expense reductions (f)	1.16	(a)	1.15	1.15	1.15	1.15	(e)	1.15
Net investment income	0.74	(a)	0.25	0.10	0.17	0.54		0.20
Portfolio turnover	56		151	89	93	76		65
Net assets at end of period (000 Omitted)	$8,187		$9,288	$14,740	$15,823	$18,372		$12,214

(a)	Annualized.

(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.

(d)	Per share data are based on average shares outstanding.

(e)	Ratio includes a reimbursement fee for expenses borne by MFS in prior years under the then existing expense reimbursement agreement.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

11

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Core Equity Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

12

Notes to Financial Statements (unaudited) – continued

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of June 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$93,435,300	$18,573,430	$390,215	$112,398,945
Other Financial Instruments	$—	$—	$—	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Investments in Securities	Other Financial Instruments
Balance as of 12/31/07	$702,148	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(311,933)	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	—
Balance as of 6/30/08	$390,215	$—

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury and federal agency obligations in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is separately reported on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

At June 30, 2008, the value of securities loaned was $15,725,671. These loans were collateralized by cash of $15,894,037 and U.S. Treasury obligations of $242,968.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of

13

Notes to Financial Statements (unaudited) – continued

business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2008, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

12/31/07
Ordinary income (including any short-term capital gains)	$463,430

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/08
Cost of investments	$120,163,589
Gross appreciation	6,208,890
Gross depreciation	(13,973,534)
Net unrealized appreciation (depreciation)	$(7,764,644)

As of 12/31/07
Undistributed ordinary income	$704,665
Capital loss carryforwards	(26,693,718)
Other temporary differences	(16,391)
Net unrealized appreciation (depreciation)	3,436,737

The aggregate cost above includes prior fiscal year end tax adjustments.

14

Notes to Financial Statements (unaudited) – continued

As of December 31, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/10	$(26,693,718)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund’s average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $1.0 billion. This written agreement may be rescinded only upon consent of the fund’s Board of Trustees. For the six months ended June 30, 2008, the fund’s average daily net assets did not exceed $1.0 billion and therefore, the management fee was not reduced. The management fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management, distribution and certain other fees and expenses, such that operating expenses do not exceed 0.15% annually of the fund’s average daily net assets. This written agreement will continue through April 30, 2009 unless changed or rescinded by the fund’s Board of Trustees. For the six months ended June 30, 2008, this reduction amounted to $17,301 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2008, the fee was $9,643, which equated to 0.0182% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2008, the fund did not incur any out-of-pocket expenses.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.0229% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended June 30, 2008, the fee paid by the fund to Tarantino LLC was $318 and is included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund to Tarantino LLC in the amount of $313, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

15

Notes to Financial Statements (unaudited) – continued

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $59,068,396 and $72,928,336, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/08		Year ended 12/31/07
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	92,826	$1,470,328	382,960	$6,437,043
Service Class	68,132	1,070,552	112,846	1,897,750
	160,958	$2,540,880	495,806	$8,334,793
Shares issued to shareholders in reinvestment of distributions
Initial Class	42,740	$673,155	27,424	$450,027
Service Class	2,039	31,987	820	13,403
	44,779	$705,142	28,244	$463,430
Shares reacquired
Initial Class	(988,056)	$(15,748,952)	(2,164,898)	$(36,480,721)
Service Class	(73,019)	(1,151,793)	(525,947)	(8,873,738)
	(1,061,075)	$(16,900,745)	(2,690,845)	$(45,354,459)
Net change
Initial Class	(852,490)	$(13,605,469)	(1,754,514)	$(29,593,651)
Service Class	(2,848)	(49,254)	(412,281)	(6,962,585)
	(855,338)	$(13,654,723)	(2,166,795)	$(36,556,236)

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended June 30, 2008, the fund’s commitment fee and interest expense were $277 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

16

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2008 by clicking on the fund’s name under “Variable Insurance Portfolios - VIT” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

17

CONTACT US

Web site

mfs.com

Account service and literature

Shareholders

1-877-411-3325

9 a.m. to 5 p.m. Eastern Time

Investment professionals

1-800-637-8730

8 a.m. to 5 p.m. Eastern Time

Mailing address

MFS Service Center, Inc.

Attn: Institutional Alliance Services (IAS)

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® INVESTMENT MANAGEMENT

MFS® Global Equity Series

MFS® Variable Insurance Trust

Semiannual report

6/30/08

VGE-SEM

MFS® GLOBAL EQUITY SERIES

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

LETTER FROM THE CEO

Dear Contract Owners:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Nestle S.A.	3.5%
Roche Holding AG	2.8%
LVMH Moet Hennessy Louis Vuitton S.A.	2.6%
Heineken N.V.	2.5%
Canon, Inc.	2.2%
Johnson & Johnson	2.1%
TOTAL S.A.	2.1%
Diageo PLC	1.9%
Linde AG	1.9%
Reckitt Benckiser Group PLC	1.9%

Equity sectors
Consumer Staples	18.2%
Health Care	14.2%
Financial Services	12.5%
Basic Materials	7.8%
Technology	7.6%
Energy	7.4%
Leisure	7.2%
Retailing	6.8%
Industrial Goods & Services	4.4%
Utilities & Communications	4.1%
Transportation	3.4%
Autos & Housing	2.4%
Special Products & Services	2.4%

Country weightings
United States	33.8%
France	13.9%
Switzerland	12.0%
Japan	9.7%
United Kingdom	9.1%
Germany	8.6%
Netherlands	6.4%
South Korea	1.2%
Austria	1.2%
Other Countries	4.1%

Percentages are based on net assets as of 6/30/08.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2008 through June 30, 2008

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2008 through June 30, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/08	Ending Account Value 6/30/08	Expenses Paid During Period (p) 1/01/08-6/30/08
Initial Class	Actual	1.15%	$1,000.00	$908.53	$5.46
	Hypothetical (h)	1.15%	$1,000.00	$1,019.14	$5.77
Service Class	Actual	1.40%	$1,000.00	$906.78	$6.64
	Hypothetical (h)	1.40%	$1,000.00	$1,017.90	$7.02

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

PORTFOLIO OF INVESTMENTS – 6/30/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.4%
Alcoholic Beverages – 5.8%
Diageo PLC	55,339	$1,017,192
Grupo Modelo S.A. de C.V., “C”	39,900	200,718
Heineken N.V. (l)	25,930	1,318,481
Pernod Ricard S.A.	5,086	521,836

		$3,058,227

Apparel Manufacturers – 4.9%
Burberry Group PLC	26,650	$239,461
LVMH Moet Hennessy Louis Vuitton S.A.	13,040	1,359,569
NIKE, Inc., “B”	15,840	944,222

		$2,543,252

Automotive – 2.4%
Bayerische Motoren Werke AG	11,650	$559,292
Bridgestone Corp. (l)	14,600	223,472
Harley-Davidson, Inc. (l)	13,250	480,445

		$1,263,209

Biotechnology – 0.3%
Actelion Ltd. (a)	2,670	$142,287

Broadcasting – 5.1%
Omnicom Group, Inc.	15,290	$686,215
Viacom, Inc., “B” (a)	6,775	206,909
Vivendi S.A.	10,770	407,878
Walt Disney Co. (l)	25,170	785,304
WPP Group PLC	58,870	567,180

		$2,653,486

Brokerage & Asset Managers – 1.9%
Deutsche Boerse AG	1,970	$221,117
Goldman Sachs Group, Inc.	2,010	351,549
Julius Baer Holding Ltd.	5,948	398,728

		$971,394

Business Services – 1.4%
Accenture Ltd., “A”	12,580	$512,258
DST Systems, Inc. (a)(l)	4,090	225,155

		$737,413

Chemicals – 3.1%
3M Co.	13,290	$924,851
Givaudan S.A.	790	704,690

		$1,629,541

Computer Software – 1.3%
Oracle Corp. (a)	33,410	$701,610

Conglomerates – 1.0%
Smiths Group PLC	23,113	$499,463

Consumer Goods & Services – 5.9%
Alberto-Culver Co. (l)	6,730	$176,797
Henkel KGaA, IPS	10,730	426,267
Kao Corp.	32,000	840,477

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Goods & Services – continued
Procter & Gamble Co.	10,159	$617,769
Reckitt Benckiser Group PLC	19,840	1,005,393

		$3,066,703

Electrical Equipment – 3.9%
Legrand S.A. (l)	20,920	$525,147
OMRON Corp.	10,300	221,474
Rockwell Automation, Inc. (l)	9,470	414,123
Schneider Electric S.A.	8,080	871,236

		$2,031,980

Electronics – 6.3%
Canon, Inc. (l)	22,200	$1,143,132
Hirose Electric Co. Ltd. (l)	2,200	221,172
Hoya Corp.	18,100	419,064
Intel Corp.	23,660	508,217
Ricoh Co. Ltd.	21,000	379,460
Samsung Electronics Co. Ltd.	1,039	620,788

		$3,291,833

Energy – Independent – 1.2%
INPEX Holdings, Inc.	48	$606,592

Energy – Integrated – 6.2%
Chevron Corp.	6,020	$596,763
Exxon Mobil Corp.	8,860	780,832
Royal Dutch Shell PLC, “A”	19,690	809,588
TOTAL S.A.	12,610	1,076,488

		$3,263,671

Food & Beverages – 6.5%
General Mills, Inc.	14,680	$892,104
Nestle S.A.	40,630	1,838,797
PepsiCo, Inc.	10,590	673,418

		$3,404,319

Food & Drug Stores – 1.8%
Tesco PLC	37,838	$278,074
Walgreen Co. (l)	20,820	676,858

		$954,932

Gaming & Lodging – 1.3%
Ladbrokes PLC	76,529	$388,982
William Hill PLC	46,540	295,313

		$684,295

Insurance – 2.8%
AXA	24,850	$732,721
Genworth Financial, Inc., “A”	8,450	150,495
QBE Insurance Group Ltd.	4,224	90,719
Swiss Reinsurance Co.	7,240	479,824

		$1,453,759

Machinery & Tools – 0.5%
Fanuc Ltd.	2,500	$244,495

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – 4.5%
Bank of New York Mellon Corp.	21,050	$796,322
Erste Bank der oesterreichischen Sparkassen AG	9,790	605,830
Intesa Sanpaolo S.p.A.	34,769	197,926
State Street Corp.	12,060	771,719

		$2,371,797

Medical Equipment – 5.0%
Medtronic, Inc.	14,060	$727,605
Synthes, Inc.	5,010	688,544
Thermo Fisher Scientific, Inc. (a)	9,380	522,747
Zimmer Holdings, Inc. (a)	10,180	692,749

		$2,631,645

Natural Gas – Distribution – 0.9%
Gaz de France	6,150	$394,135
Tokyo Gas Co. Ltd.	21,000	84,764

		$478,899

Other Banks & Diversified Financials – 3.3%
Aeon Credit Service Co. Ltd.	11,800	$148,119
American Express Co.	18,080	681,074
Bangkok Bank Public Co. Ltd.	39,300	141,050
Komercni Banka A.S.	881	205,057
UBS AG (a)	27,087	560,879

		$1,736,179

Pharmaceuticals – 8.9%
Bayer AG	8,710	$731,864
GlaxoSmithKline PLC	19,210	424,892
Johnson & Johnson	17,120	1,101,501
Merck KGaA	6,640	943,205
Roche Holding AG	8,100	1,455,751

		$4,657,213

Printing & Publishing – 0.8%
Wolters Kluwer N.V.	18,680	$433,487

Railroad & Shipping – 0.5%
Canadian National Railway Co.	5,774	$277,614

Specialty Chemicals – 4.7%
L’Air Liquide S.A.	5,543	$731,050
Linde AG (l)	7,190	1,008,403
Praxair, Inc. (l)	2,660	250,678
Shin-Etsu Chemical Co. Ltd.	7,200	446,796

		$2,436,927

Specialty Stores – 0.1%
Sally Beauty Holdings, Inc. (a)(l)	10,600	$68,476

Telephone Services – 0.9%
Singapore Telecommunications Ltd.	165,950	$441,736

Trucking – 2.9%
TNT N.V.	22,640	$769,300
United Parcel Service, Inc., “B”	10,780	662,647
Yamato Holdings Co. Ltd.	6,000	83,859

		$1,515,806

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Utilities – Electric Power – 2.3%
E.ON AG	2,890	$582,203
SUEZ S.A.	9,320	633,215

		$1,215,418

Total Common Stocks (Identified Cost, $47,411,667)		$51,467,658

SHORT-TERM OBLIGATIONS – 1.2%
Toyota Motor Credit Corp., 2.57%, due 7/01/08, at Amortized Cost and Value (y)	$612,000	$612,000

COLLATERAL FOR SECURITIES LOANED – 9.6%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	5,037,290	$5,037,290

Total Investments (Identified Cost, $53,060,957)		$57,116,948

OTHER ASSETS, LESS LIABILITIES – (9.2)%		(4,812,862)

Net Assets – 100.0%		$52,304,086

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

IPS	International Preference Stock

See Notes to Financial Statements

5

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/08
Assets
Investments, at value, including $4,956,286 of securities on loan (identified cost, $53,060,957)	$57,116,948
Cash	1,787
Foreign currency, at value (identified cost, $52,884)	53,472
Receivable for investments sold	81,898
Receivable for fund shares sold	269,049
Interest and dividends receivable	96,430
Receivable from investment adviser	9,704
Other assets	665
Total assets		$57,629,953
Liabilities
Payable for investments purchased	$152,255
Payable for fund shares reacquired	26,017
Collateral for securities loaned, at value (c)	5,037,290
Payable to affiliates
Management fee	5,692
Shareholder servicing costs	28
Distribution fees	18
Administrative services fee	195
Payable for independent trustees’ compensation	502
Accrued expenses and other liabilities	103,870
Total liabilities		$5,325,867
Net assets		$52,304,086
Net assets consist of
Paid-in capital	$47,520,268
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $545 deferred country tax)	4,056,354
Accumulated net realized gain (loss) on investments and foreign currency transactions	179,870
Undistributed net investment income	547,594
Net assets		$52,304,086
Shares of beneficial interest outstanding		4,075,021
Initial Class shares
Net assets	$51,642,637
Shares outstanding	4,023,522
Net asset value per share		$12.84
Service Class shares
Net assets	$661,449
Shares outstanding	51,499
Net asset value per share		$12.84

(c)	Non-cash collateral is not included.

See Notes to Financial Statements

6

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/08
Net investment income
Income
Dividends	$887,054
Income on securities loaned	48,386
Interest	8,362
Foreign taxes withheld	(90,997)
Total investment income		$852,805
Expenses
Management fee	$263,056
Distribution fees	796
Shareholder servicing costs	4,780
Administrative services fee	8,905
Independent trustees’ compensation	1,628
Custodian fee	36,210
Shareholder communications	16,739
Auditing fees	22,941
Legal fees	435
Miscellaneous	6,302
Total expenses		$361,792
Reduction of expenses by investment adviser	(58,192)
Net expenses		$303,600
Net investment income		$549,205
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions (net of $1,777 country tax)	$272,919
Foreign currency transactions	(6,726)
Net realized gain (loss) on investments and foreign currency transactions		$266,193
Change in unrealized appreciation (depreciation)
Investments (net of $268 decrease in deferred country tax)	$(6,095,968)
Translation of assets and liabilities in foreign currencies	749
Net unrealized gain (loss) on investments and foreign currency translation		$(6,095,219)
Net realized and unrealized gain (loss) on investments and foreign currency		$(5,829,026)
Change in net assets from operations		$(5,279,821)

See Notes to Financial Statements

7

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/08 (unaudited )	Year ended 12/31/07
Change in net assets
From operations
Net investment income	$549,205	$502,634
Net realized gain (loss) on investments and foreign currency transactions	266,193	4,101,773
Net unrealized gain (loss) on investments and foreign currency translation	(6,095,219)	245,712
Change in net assets from operations	$(5,279,821)	$4,850,119
Distributions declared to shareholders
From net investment income
Initial Class	$(490,946)	$(1,128,394)
Service Class	(4,884)	(8,202)
From net realized gain on investments
Initial Class	(4,065,455)	(3,544,452)
Service Class	(50,504)	(26,643)
Total distributions declared to shareholders	$(4,611,789)	$(4,707,691)
Change in net assets from fund share transactions	$5,322,264	$3,071,598
Total change in net assets	$(4,569,346)	$3,214,026
Net assets
At beginning of period	56,873,432	53,659,406
At end of period (including undistributed net investment income of $547,594 and $494,219, respectively)	$52,304,086	$56,873,432

See Notes to Financial Statements

8

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$15.47		$15.45	$13.49	$12.80	$10.86	$8.50
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.13	$0.37	$0.09	$0.06	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	(1.48)		1.22	2.76	0.86	1.92	2.30
Total from investment operations	$(1.33)		$1.35	$3.13	$0.95	$1.98	$2.36
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.32)	$(0.07)	$(0.04)	$(0.04)	$(0.00	)(w)
From net realized gain on investments	(1.16)		(1.01)	(1.10)	(0.22)	—	—
Total distributions declared to shareholders	$(1.30)		$(1.33)	$(1.17)	$(0.26)	$(0.04)	$(0.00	)(w)
Net asset value, end of period	$12.84		$15.47	$15.45	$13.49	$12.80	$10.86
Total return (%) (k)(r)(s)	(9.15	)(n)	9.19	24.41	7.68	18.28	27.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.37	(a)	1.41	1.49	1.48	1.56	1.94
Expenses after expense reductions (f)	1.15	(a)	1.15	1.15	1.15	1.15	1.15
Net investment income	2.09	(a)	0.88	2.60	0.68	0.53	0.63
Portfolio turnover	15		38	37	52	40	48
Net assets at end of period (000 Omitted)	$51,643		$56,246	$53,388	$35,415	$31,983	$18,212

See Notes to Financial Statements

9

Financial Highlights – continued

Service Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004		2003
	(unaudited)
Net asset value, beginning of period	$15.47		$15.47	$13.53	$13.00	$10.99		$8.57
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.09	$0.31	$0.03	$0.11		$0.13
Net realized and unrealized gain (loss) on investments and foreign currency	(1.49)		1.23	2.79	0.76	1.90		2.29
Total from investment operations	$(1.36)		$1.32	$3.10	$0.79	$2.01		$2.42
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.31)	$(0.06)	$(0.04)	$—		$—
From net realized gain on investments	(1.16)		(1.01)	(1.10)	(0.22)	—		—
Total distributions declared to shareholders	$(1.27)		$(1.32)	$(1.16)	$(0.26)	$—		$—
Net asset value, end of period	$12.84		$15.47	$15.47	$13.53	$13.00		$10.99
Total return (%) (k)(r)(s)	(9.32	)(n)	8.97	24.02	6.30	18.29		28.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	(a)	1.65	1.76	1.73	0.60	(y)	1.44	(y)
Expenses after expense reductions (f)	1.40	(a)	1.40	1.40	1.40	0.19	(y)	0.65	(y)
Net investment income	1.90	(a)	0.60	2.29	0.22	0.81		1.41
Portfolio turnover	15		38	37	52	40		48
Net assets at end of period (000 Omitted)	$661		$628	$271	$56	$27		$22

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

(y)	Expense ratio is not in correlation with the contractual fee arrangement due to the small size of Service Class assets.

See Notes to Financial Statements

10

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Equity Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

11

Notes to Financial Statements (unaudited) – continued

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of June 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$27,537,253	$29,579,695	$—	$57,116,948
Other Financial Instruments	$—	$—	$—	$—

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury and federal agency obligations in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

At June 30, 2008, the value of securities loaned was $4,956,286. These loans were collateralized by cash of $5,037,290 and U.S. Treasury obligations of $97,563.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

12

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2008, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and foreign taxes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

12/31/07
Ordinary income (including any short-term capital gains)	$1,603,726
Long-term capital gain	3,103,965
Total distributions	$4,707,691

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/08
Cost of investments	$53,146,299
Gross appreciation	7,374,911
Gross depreciation	(3,404,262)
Net unrealized appreciation (depreciation)	$3,970,649

As of 12/31/07
Undistributed ordinary income	824,969
Undistributed long-term capital gain	3,785,341
Other temporary differences	(1,767)
Net unrealized appreciation (depreciation)	10,066,885

The aggregate cost above includes prior fiscal year end tax adjustments.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 1.00% of the fund’s average daily net assets. The investment adviser has agreed in writing to reduce its

13

Notes to Financial Statements (unaudited) – continued

management fee to 0.90% of average daily net assets in excess of $1 billion. This written agreement may be rescinded only upon consent of the fund’s Board of Trustees. For the six months ended June 30, 2008, the fund’s average daily net assets did not exceed $1 billion and therefore, the management fee was not reduced.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management, distribution, and certain other fees and expenses, such that operating expenses do not exceed 0.15% annually of the fund’s average daily net assets. This written agreement will continue through April 30, 2009 unless changed or rescinded by the fund’s Board of Trustees. For the six months ended June 30, 2008, this reduction amounted to $58,038 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2008, the fee was $4,780, which equated to 0.0182% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2008, the fund did not incur any out-of-pocket expenses.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.0339% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended June 30, 2008, the fee paid by the fund to Tarantino LLC was $159 and is included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund to Tarantino LLC in the amount of $154, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $8,570,401, and $7,849,523, respectively.

14

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/08		Year ended 12/31/07
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	467,180	$6,446,225	883,086	$13,713,962
Service Class	10,125	142,798	31,072	481,780
	477,305	$6,589,023	914,158	$14,195,742
Shares issued to shareholders in reinvestment of distributions
Initial Class	332,827	$4,556,401	317,449	$4,672,846
Service Class	4,043	55,388	2,364	34,845
	336,870	$4,611,789	319,813	$4,707,691
Shares reacquired
Initial Class	(412,703)	$(5,833,575)	(1,020,908)	$(15,669,492)
Service Class	(3,240)	(44,973)	(10,397)	(162,343)
	(415,943)	$(5,878,548)	(1,031,305)	$(15,831,835)
Net change
Initial Class	387,304	$5,169,051	179,627	$2,717,316
Service Class	10,928	153,213	23,039	354,282
	398,232	$5,322,264	202,666	$3,071,598

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended June 30, 2008, the fund’s commitment fee and interest expense were $123 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

15

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2008 by clicking on the fund’s name under “Variable Insurance Portfolios - VIT” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

16

CONTACT US

Web site

mfs.com

Account service and literature

Shareholders

1-877-411-3325

9 a.m. to 5 p.m. Eastern Time

Investment professionals

1-800-637-8730

8 a.m. to 5 p.m. Eastern Time

Mailing address

MFS Service Center, Inc.

Attn: Institutional Alliance Services (IAS)

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS
INVESTMENT MANAGEMENT

MFS® Growth Series
(formerly Emerging Growth Series)

MFS® Variable Insurance Trust
Semiannual report

6/30/08
VEG-SEM

MFS® GROWTH SERIES

(formerly MFS® Emerging Growth Series)

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

LETTER FROM THE CEO

Dear Contract Owners:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Google, Inc., “A”	3.0%
National Oilwell Varco, Inc.	2.1%
VeriSign, Inc.	2.0%
Apple, Inc.	2.0%
Research in Motion Ltd.	1.9%
Weatherford International Ltd.	1.8%
Danaher Corp.	1.8%
Intel Corp.	1.7%
Lockheed Martin Corp.	1.6%
CVS Caremark Corp.	1.5%

Equity sectors
Technology	20.8%
Energy	16.4%
Health Care	11.8%
Industrial Goods & Services	8.4%
Special Products & Services	6.5%
Retailing	6.3%
Consumer Staples	4.8%
Utilities & Communications	4.8%
Basic Materials	4.6%
Leisure	4.1%
Financial Services	3.7%
Transportation	1.5%
Autos & Housing	0.9%

Percentages are based on net assets as of 6/30/08.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2008 through June 30, 2008

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008 through June 30, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/08	Ending Account Value 6/30/08	Expenses Paid During Period (p) 1/01/08-6/30/08
Initial Class	Actual	0.84%	$1,000.00	$952.77	$4.08
	Hypothetical (h)	0.84%	$1,000.00	$1,020.69	$4.22
Service Class	Actual	1.09%	$1,000.00	$951.65	$5.29
	Hypothetical (h)	1.09%	$1,000.00	$1,019.44	$5.47

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

PORTFOLIO OF INVESTMENTS – 6/30/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 94.4%
Aerospace – 1.6%
Lockheed Martin Corp.	112,080	$11,057,812

Alcoholic Beverages – 1.0%
Molson Coors Brewing Co.	123,950	$6,734,203

Apparel Manufacturers – 1.1%
Li & Fung Ltd.	418,000	$1,259,818
NIKE, Inc., “B”	34,536	2,058,690
Phillips-Van Heusen Corp.	79,300	2,903,965
Quiksilver, Inc. (a)	121,490	1,193,031

		$7,415,504

Automotive – 0.3%
BorgWarner Transmission Systems, Inc.	46,490	$2,063,225

Biotechnology – 4.7%
Celgene Corp. (a)	48,040	$3,068,315
Genentech, Inc. (a)	125,400	9,517,860
Genzyme Corp. (a)	131,670	9,482,873
Gilead Sciences, Inc. (a)	184,320	9,759,744

		$31,828,792

Broadcasting – 0.6%
Grupo Televisa S.A., ADR	157,520	$3,720,622

Brokerage & Asset Managers – 3.2%
Charles Schwab Corp.	259,280	$5,325,611
CME Group, Inc.	6,870	2,632,515
Deutsche Boerse AG	29,140	3,270,735
Goldman Sachs Group, Inc.	19,080	3,337,092
Intercontinental Exchange, Inc. (a)	14,730	1,679,220
Invesco Ltd.	212,880	5,104,862

		$21,350,035

Business Services – 3.8%
Amdocs Ltd. (a)	45,830	$1,348,319
CoStar Group, Inc. (a)(l)	30,560	1,358,392
LPS Brasil – Consultoria de Imoveis S.A.	48,500	987,131
MasterCard, Inc., “A”	6,090	1,617,017
Satyam Computer Services Ltd., ADR (l)	137,390	3,368,803
Visa, Inc., “A”	92,290	7,504,100
Western Union Co.	380,640	9,409,421

		$25,593,183

Chemicals – 0.5%
Monsanto Co.	24,090	$3,045,940

Computer Software – 4.7%
Akamai Technologies, Inc. (a)(l)	48,310	$1,680,705
Oracle Corp. (a)	391,710	8,225,910
Salesforce.com, Inc. (a)	83,950	5,727,909
Synopsys, Inc. (a)	106,690	2,550,958
VeriSign, Inc. (a)	348,783	13,183,997

		$31,369,479

Computer Software – Systems – 2.0%
Apple Computer, Inc. (a)	78,490	$13,142,366

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Construction – 0.2%
Duratex S.A., IPS	40,500	$862,350
Pulte Homes, Inc. (l)	72,630	699,427

		$1,561,777

Consumer Goods & Services – 2.6%
Capella Education Co. (a)	22,420	$1,337,353
ITT Educational Services, Inc. (a)(l)	33,310	2,752,405
New Oriental Education & Technology Group, Inc., ADR (a)(l)	77,230	4,511,777
Priceline.com, Inc. (a)(l)	28,610	3,303,311
Strayer Education, Inc. (l)	27,610	5,772,423

		$17,677,269

Electrical Equipment – 1.8%
Danaher Corp. (l)	154,160	$11,916,568

Electronics – 6.3%
ARM Holdings PLC (l)	988,630	$1,666,790
First Solar, Inc. (a)	6,910	1,885,186
Flextronics International Ltd. (a)	196,150	1,843,810
Hittite Microwave Corp. (a)	73,090	2,603,466
Intel Corp.	517,750	11,121,270
Intersil Corp., “A”	202,500	4,924,800
Marvell Technology Group Ltd. (a)	254,980	4,502,947
National Semiconductor Corp.	161,420	3,315,567
Nintendo Co. Ltd.	12,600	7,117,838
SanDisk Corp. (a)	182,320	3,409,384

		$42,391,058

Energy – Independent – 5.7%
Apache Corp.	65,530	$9,108,670
Chesapeake Energy Corp. (l)	21,430	1,413,523
CONSOL Energy, Inc.	73,000	8,203,010
Sandridge Energy, Inc. (a)	29,610	1,912,214
Ultra Petroleum Corp. (a)	79,630	7,819,666
Whiting Petroleum Corp. (a)	10,380	1,101,110
XTO Energy, Inc.	125,162	8,574,849

		$38,133,042

Energy – Integrated – 3.0%
Hess Corp.	82,311	$10,386,825
Petroleo Brasileiro S.A., ADR	141,090	9,993,405

		$20,380,230

Engineering – Construction – 2.3%
Fluor Corp.	50,230	$9,346,798
Foster Wheeler Ltd. (a)	43,860	3,208,359
Quanta Services, Inc. (a)	82,430	2,742,446

		$15,297,603

Entertainment – 1.0%
DreamWorks Animation, Inc., “A” (a)	215,870	$6,435,085

Food & Beverages – 2.7%
General Mills, Inc.	49,390	$3,001,430

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Food & Beverages – continued
Hain Celestial Group, Inc. (a)(l)	63,240	$1,484,875
Nestle S.A.	133,960	6,062,644
PepsiCo, Inc.	123,110	7,828,565

		$18,377,514

Food & Drug Stores – 1.5%
CVS Caremark Corp.	262,890	$10,402,557

Furniture & Appliances – 0.4%
TiVo, Inc. (a)(l)	465,960	$2,874,973

Gaming & Lodging – 0.4%
International Game Technology	118,540	$2,961,129

General Merchandise – 0.9%
Family Dollar Stores, Inc. (l)	153,580	$3,062,385
Kohl’s Corp. (a)	77,920	3,119,917

		$6,182,302

Internet – 3.7%
Google, Inc., “A” (a)	38,580	$20,309,284
Omniture, Inc. (a)(l)	60,300	1,119,771
Tencent Holdings Ltd.	439,400	3,398,142

		$24,827,197

Leisure & Toys – 2.0%
Activision, Inc. (a)	155,290	$5,290,730
Electronic Arts, Inc. (a)	178,600	7,935,198

		$13,225,928

Machinery & Tools – 2.7%
Bucyrus International, Inc., “A”	129,610	$9,464,122
Flowserve Corp.	65,600	8,967,520

		$18,431,642

Major Banks – 0.4%
Unibanco – Uniao de Bancos Brasileiros S.A., ADR	13,320	$1,690,708
UnionBanCal Corp.	22,230	898,537

		$2,589,245

Medical & Health Technology & Services – 2.5%
IDEXX Laboratories, Inc. (a)(l)	169,260	$8,249,732
Medco Health Solutions, Inc. (a)	127,340	6,010,448
VCA Antech, Inc. (a)	101,870	2,829,949

		$17,090,129

Medical Equipment – 3.7%
Advanced Medical Optics, Inc. (a)(l)	200,152	$3,750,848
Becton, Dickinson & Co.	35,220	2,863,386
C.R. Bard, Inc.	42,350	3,724,683
Conceptus, Inc. (a)(l)	270,430	5,000,251
St. Jude Medical, Inc. (a)	68,080	2,783,110
Stryker Corp.	79,660	5,009,021
Thoratec Corp. (a)(l)	111,588	1,940,515

		$25,071,814

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Metals & Mining – 2.6%
BHP Billiton Ltd., ADR	51,860	$4,417,953
Century Aluminum Co. (a)(l)	52,510	3,491,390
Cleveland-Cliffs, Inc.	16,520	1,969,019
Companhia Vale do Rio Doce, ADR	149,130	5,341,837
Usinas Siderurgicas de Minas Gerais S.A., IPS	49,200	2,434,118

		$17,654,317

Network & Telecom – 4.1%
Cisco Systems, Inc. (a)	131,460	$3,057,760
High Tech Computer Corp., GDR	22,650	2,038,500
NICE Systems Ltd., ADR (a)	142,290	4,207,515
Nokia Corp., ADR	203,790	4,992,855
Research in Motion Ltd. (a)	111,144	12,992,734

		$27,289,364

Oil Services – 7.7%
BJ Services Co.	72,340	$2,310,540
Exterran Holdings, Inc. (a)(l)	19,729	1,410,426
Helix Energy Solutions Group, Inc. (a)(l)	25,300	1,053,492
National Oilwell Varco, Inc. (a)	157,771	13,997,443
Noble Corp.	159,657	10,371,319
Oceaneering International, Inc. (a)	29,400	2,265,270
Smith International, Inc.	94,340	7,843,428
Weatherford International Ltd. (a)	246,900	12,243,771

		$51,495,689

Other Banks & Diversified Financials – 0.1%
Redecard S.A.	34,200	$663,739

Pharmaceuticals – 0.9%
Elan Corp. PLC, ADR (a)	178,130	$6,332,522

Precious Metals & Minerals – 0.3%
Goldcorp, Inc.	42,820	$1,976,999

Restaurants – 0.1%
Red Robin Gourmet Burgers, Inc. (a)(l)	29,840	$827,762

Special Products & Services – 0.1%
Heckmann Corp. (a)(l)	72,660	$651,034

Specialty Chemicals – 1.0%
Airgas, Inc.	16,790	$980,368
Praxair, Inc.	61,520	5,797,645

		$6,778,013

Specialty Stores – 2.8%
Amazon.com, Inc. (a)	21,470	$1,574,395
Ctrip.com International Ltd., ADR (l)	45,290	2,073,376
Dufry South America Ltd.	45,300	992,923
Lowe’s Cos., Inc.	358,060	7,429,745
Nordstrom, Inc. (l)	41,970	1,271,691
O’Reilly Automotive, Inc. (a)	105,850	2,365,748
TJX Cos., Inc.	108,450	3,412,922

		$19,120,800

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telecommunications – Wireless – 1.9%
America Movil S.A.B. de C.V., “L”, ADR	115,240	$6,078,910
Rogers Communications, Inc., “B”	166,170	6,459,672

		$12,538,582

Telephone Services – 1.7%
American Tower Corp., “A” (a)	159,413	$6,735,199
AT&T, Inc.	135,410	4,561,963

		$11,297,162

Tobacco – 1.1%
Philip Morris International, Inc.	144,910	$7,157,105

Trucking – 1.5%
Expeditors International of Washington, Inc.	37,910	$1,630,130
J.B. Hunt Transport Services, Inc. (l)	132,270	4,401,946
Landstar System, Inc.	33,020	1,823,364
Werner Enterprises, Inc. (l)	122,420	2,274,564

		$10,130,004

Utilities – Electric Power – 1.2%
FPL Group, Inc.	63,970	$4,195,153
NRG Energy, Inc. (a)	85,780	3,679,962

		$7,875,115

Total Common Stocks (Identified Cost, $583,569,441)		$634,936,430

PREFERRED STOCKS – 0.2%
Forest & Paper Products – 0.2%
Suzano Papel E Celulose S.A., IPS (Identified Cost, $1,604,072)	92,000	$1,496,268

Issuer/Expiration Date/ Strike Price	Number of Contracts	Value ($)

CALL OPTIONS PURCHASED – 0.2%
Elan Corp. Plc – October 2008 @ $30 (a)	1,395	$1,129,950
First Solar, Inc. – September 2008 @ $330 (a)	135	243,000

Total Call Options Purchased (Premium Received, $1,034,387)		$1,372,950

Issuer	Shares/Par
REPURCHASE AGREEMENTS – 4.8%
Merrill Lynch, 2.5%, dated 6/30/08, due 7/01/08, total to be received $32,251,240 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account), at Cost	$32,249,000	$32,249,000
COLLATERAL FOR SECURITIES LOANED – 10.3%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	69,054,627	$69,054,627

Total Investments (Identified Cost, $687,511,527)		$739,109,275

OTHER ASSETS, LESS LIABILITIES – (9.9)%		(66,448,359)

Net Assets – 100.0%		$672,660,916

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

GDR	Global Depository Receipt

IPS	International Preference Stock

See Notes to Financial Statements

6

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/08
Assets
Investments, at value, including $67,985,570 of securities on loan (identified cost, $687,511,527)	$739,109,275
Cash	431,461
Foreign currency, at value (identified cost, $71,424)	72,691
Receivable for investments sold	8,373,466
Receivable for fund shares sold	13,066,359
Interest and dividends receivable	370,720
Other assets	4,762
Total assets		$761,428,734
Liabilities
Payable for investments purchased	$19,048,573
Payable for fund shares reacquired	348,167
Collateral for securities loaned, at value (c)	69,054,627
Payable to affiliates
Management fee	54,167
Shareholder servicing costs	1,164
Distribution fees	770
Administrative services fee	1,000
Payable for independent trustees’ compensation	2,663
Accrued expenses and other liabilities	256,687
Total liabilities		$88,767,818
Net assets		$672,660,916
Net assets consist of
Paid-in capital	$1,128,736,066
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	51,597,765
Accumulated net realized gain (loss) on investments and foreign currency transactions	(508,432,044)
Undistributed net investment income	759,129
Net assets		$672,660,916
Shares of beneficial interest outstanding		28,303,781
Initial Class shares
Net assets	$644,552,884
Shares outstanding	27,103,716
Net asset value per share		$23.78
Service Class shares
Net assets	$28,108,032
Shares outstanding	1,200,065
Net asset value per share		$23.42

(c)	Non-cash collateral is not included.

See Notes to Financial Statements

7

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/08
Net investment income
Income
Dividends	$3,098,723
Interest	344,633
Income on securities loaned	256,354
Foreign taxes withheld	(128,809)
Total investment income		$3,570,901
Expenses
Management fee	$2,490,757
Distribution fees	35,199
Shareholder servicing costs	60,382
Administrative services fee	45,952
Independent trustees’ compensation	9,903
Custodian fee	73,591
Shareholder communications	57,186
Auditing fees	23,268
Legal fees	5,622
Miscellaneous	11,218
Total expenses		$2,813,078
Reduction of expenses by investment adviser	(1,939)
Net expenses		$2,811,139
Net investment income		$759,762
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$12,386,397
Foreign currency transactions	(55,426)
Net realized gain (loss) on investments and foreign currency transactions		$12,330,971
Change in unrealized appreciation (depreciation)
Investments	$(49,056,665)
Translation of assets and liabilities in foreign currencies	(388)
Net unrealized gain (loss) on investments and foreign currency translation		$(49,057,053)
Net realized and unrealized gain (loss) on investments and foreign currency		$(36,726,082)
Change in net assets from operations		$(35,966,320)

See Notes to Financial Statements

8

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/08 (unaudited )	Year ended 12/31/07
Change in net assets
From operations
Net investment income	$759,762	$1,325,116
Net realized gain (loss) on investments and foreign currency transactions	12,330,971	105,402,550
Net unrealized gain (loss) on investments and foreign currency translation	(49,057,053)	28,830,264
Change in net assets from operations	$(35,966,320)	$135,557,930
Distributions declared to shareholders
From net investment income – Initial Class	$(1,293,514)	$—
Change in net assets from fund share transactions	$(32,195,746)	$(95,812,262)
Total change in net assets	$(69,455,580)	$39,745,668
Net assets
At beginning of period	742,116,496	702,370,828
At end of period (including undistributed net investment income of $759,129 and $1,292,881, respectively)	$672,660,916	$742,116,496

See Notes to Financial Statements

9

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$25.01		$20.64	$19.13	$17.52	$15.51	$11.91
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.05	$(0.03)	$(0.05)	$(0.03)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.21)		4.32	1.54	1.66	2.04	3.63
Total from investment operations	$(1.18)		$4.37	$1.51	$1.61	$2.01	$3.60
Less distributions declared to shareholders
From net investment income	$(0.05)		$—	$—	$—	$—	$—
Net asset value, end of period	$23.78		$25.01	$20.64	$19.13	$17.52	$15.51
Total return (%) (k)(r)(s)	(4.72	)(n)	21.17	7.89	9.19	12.96 (b)	30.23 (j)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84	(a)	0.87	0.87	0.88	0.87	0.87
Expenses after expense reductions (f)	0.84	(a)	0.87	0.87	0.88	0.87	N/A
Net investment income (loss)	0.24	(a)	0.20	(0.14)	(0.29)	(0.17)	(0.22)
Portfolio turnover	52		84	127	95	99	103
Net assets at end of period (000 Omitted)	$644,553		$711,418	$667,776	$761,444	$830,410	$849,718
See Notes to Financial Statements

10

Financial Highlights – continued

Service Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$24.61		$20.36	$18.92	$17.37	$15.41	$11.86
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$(0.01)	$(0.07)	$(0.09)	$(0.07)	$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.19)		4.26	1.51	1.64	2.03	3.61
Total from investment operations	$(1.19)		$4.25	$1.44	$1.55	$1.96	$3.55
Net asset value, end of period	$23.42		$24.61	$20.36	$18.92	$17.37	$15.41
Total return (%) (k)(r)(s)	(4.84	)(n)	20.87	7.61	8.92	12.72 (b)	29.93 (j)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.09	(a)	1.12	1.12	1.13	1.12	1.12
Expenses after expense reductions (f)	1.09	(a)	1.12	1.12	1.13	1.12	N/A
Net investment loss	(0.01	)(a)	(0.05)	(0.39)	(0.53)	(0.41)	(0.47)
Portfolio turnover	52		84	127	95	99	103
Net assets at end of period (000 Omitted)	$28,108		$30,698	$34,595	$32,332	$30,996	$27,771

(a)	Annualized.

(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.

(d)	Per share data are based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(j)	The fund’s net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.09 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, the Initial Class and Service Class shares total returns for the year ended December 31, 2003 would have each been lower by approximately 0.75%.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

11

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Growth Series (formerly MFS Emerging Growth Series) (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as reported by an independent pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as reported by an independent pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker-dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from an independent source. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

12

Notes to Financial Statements (unaudited) – continued

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of June 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$632,868,123	$106,241,152	$—	$739,109,275
Other Financial Instruments	$—	$—	$—	$—

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty. Derivative instruments include purchased options.

Purchased Options – The fund may purchase call or put options for a premium. Purchasing call options may be a hedge against an anticipated increase in the dollar cost of securities to be acquired or to increase the fund’s exposure to the underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities. The premium paid is included as an investment in the Statement of Assets and Liabilities and is subsequently adjusted to the current value of the option. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security or financial instrument to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect

13

Notes to Financial Statements (unaudited) – continued

of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury and federal agency obligations in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is separately reported on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

At June 30, 2008, the value of securities loaned was $67,985,570. These loans were collateralized by cash of $69,054,627 and U.S. Treasury obligations of $671,232.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2008, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

14

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The fund declared no distributions for the year ended December 31, 2007.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/08
Cost of investments	$687,881,854
Gross appreciation	86,818,022
Gross depreciation	(35,590,601)
Net unrealized appreciation (depreciation)	$51,227,421

As of 12/31/07
Undistributed ordinary income	1,292,881
Capital loss carryforwards	(520,040,394)
Other temporary differences	(351,889)
Net unrealized appreciation (depreciation)	100,284,086

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/09	$(116,162,407)
12/31/10	(403,877,987)
$(520,040,394)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $1 billion. This written agreement may be rescinded only upon consent of the fund’s Board of Trustees. For the six months ended June 30, 2008, the fund’s average daily net assets did not exceed $1 billion and therefore, the management fee was not reduced.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2008, the fee was $60,355, which equated to 0.0182% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2008, these costs amounted to $27.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

15

Notes to Financial Statements (unaudited) – continued

The administrative services fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.0138% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended June 30, 2008, the fee paid by the fund to Tarantino LLC was $1,957 and is included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund to Tarantino LLC in the amount of $1,939, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $342,174,858 and $385,048,836, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/08		Year ended 12/31/07
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	2,048,312	$48,861,583	2,578,875	$60,984,061
Service Class	158,880	3,633,449	444,907	10,121,772
	2,207,192	$52,495,032	3,023,782	$71,105,833
Shares issued to shareholders in reinvestment of distributions
Initial Class	46,829	$1,088,771	—	$—
	46,829	$1,088,771	—	$—
Shares reacquired
Initial Class	(3,438,542)	$(80,989,573)	(6,487,098)	$(147,064,670)
Service Class	(206,129)	(4,789,976)	(896,676)	(19,853,425)
	(3,644,671)	$(85,779,549)	(7,383,774)	$(166,918,095)
Net change
Initial Class	(1,343,401)	$(31,039,219)	(3,908,223)	$(86,080,609)
Service Class	(47,249)	(1,156,527)	(451,769)	(9,731,653)
	(1,390,650)	$(32,195,746)	(4,359,992)	$(95,812,262)

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended June 30, 2008, the fund’s commitment fee and interest expense were $1,520 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

16

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2008 by clicking on the fund’s name under “Variable Insurance Portfolios - VIT” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

17

CONTACT US

Web site

mfs.com

Account service and literature

Shareholders

1-877-411-3325

9 a.m. to 5 p.m. Eastern Time

Investment professionals

1-800-637-8730

8 a.m. to 5 p.m. Eastern Time

Mailing address

MFS Service Center, Inc.

Attn: Institutional Alliance Services (IAS)

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® High Income Series

MFS® Variable Insurance Trust

Semiannual report

6/30/08

VHI-SEM

MFS® HIGH INCOME SERIES

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

LETTER FROM THE CEO

Dear Contract Owners:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Medical & Health Technology & Services	8.8%
Gaming & Lodging	7.8%
Utilities – Electric Power	7.4%
Broadcasting	6.5%
Energy-Independent	6.0%

Credit quality of bonds (r)
AAA	3.2%
AA	1.0%
A	1.4%
BBB	1.0%
BB	19.6%
B	52.1%
CCC	18.1%
D	0.1%
Not Rated	3.5%

Portfolio facts
Average Duration (d)(i)	4.3
Average Life (i)(m)	6.9 yrs.
Average Maturity (i)(m)	8.2 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	B+
Average Credit Quality of Rated Securities (short-term) (a)	A-1

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.

(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.

(m)	The average maturity shown is calculated using the final stated maturity on the portfolio’s holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.

(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 6/30/08.

Percentages are based on net assets as of 6/30/08, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2008 through June 30, 2008

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008 through June 30, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/08	Ending Account Value 6/30/08	Expenses Paid During Period (p) 1/01/08-6/30/08
Initial Class	Actual	0.81%	$1,000.00	$984.83	$4.00
	Hypothetical (h)	0.81%	$1,000.00	$1,020.84	$4.07
Service Class	Actual	1.06%	$1,000.00	$983.78	$5.23
	Hypothetical (h)	1.06%	$1,000.00	$1,019.59	$5.32

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

PORTFOLIO OF INVESTMENTS – 6/30/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 88.1%
Aerospace – 1.4%
Bombardier, Inc., 8%, 2014 (n)	$441,000	$452,023
Hawker Beechcraft Acquisition Co. LLC, 9.75%, 2017	1,585,000	1,584,999
Vought Aircraft Industries, Inc., 8%, 2011	2,260,000	2,101,799

		$4,138,821

Airlines – 0.6%
Continental Airlines, Inc., 7.339%, 2014	$1,898,000	$1,442,479
Continental Airlines, Inc., 6.9%, 2017	255,762	211,002
Continental Airlines, Inc., 6.748%, 2017	158,166	130,486

		$1,783,967

Asset Backed & Securitized – 5.0%
Airlie LCDO Ltd., CDO, FRN, 4.498%, 2011 (z)	$677,000	$446,819
Anthracite Ltd., CDO, 6%, 2037 (z)	290,000	121,799
Arbor Realty Mortgage Securities, CDO, FRN, 5.117%, 2038 (z)	668,203	396,484
ARCap REIT, Inc., CDO, “H”, 6.1%, 2045 (n)	906,493	317,272
Babson Ltd., CLO, “D”, FRN, 4.213%, 2018 (n)	655,000	432,299
Banc of America Commercial Mortgage, Inc., 5.39%, 2045	496,525	449,844
Banc of America Commercial Mortgage, Inc., FRN, 5.772%, 2017	2,112,356	1,910,503
Banc of America Commercial Mortgage, Inc., FRN, 6.002%, 2017	484,576	443,188
Citigroup Commercial Mortgage Trust, FRN, 5.888%, 2017	985,952	644,652
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	447,517	401,977
Crest Ltd., CDO, 7%, 2040	846,250	439,441
CWCapital Cobalt Ltd., CDO, 6.23%, 2045 (n)	938,000	462,987
CWCapital Cobalt Ltd., CDO, “F”, FRN, 4.206%, 2050 (z)	500,000	152,080
First Union National Bank Commercial Mortgage Trust, 6.75%, 2032	750,000	626,853
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045	1,472,335	1,335,990
JPMorgan Chase Commercial Mortgage Securities Corp., 5.372%, 2047	752,159	678,408
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.466%, 2047	980,645	875,367
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.26%, 2051	750,000	550,880
Merrill Lynch Mortgage Trust, FRN, 6.022%, 2050	750,000	543,857
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.204%, 2049	1,592,719	1,422,149
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.902%, 2050	408,000	371,784
Wachovia Bank Commercial Mortgage Trust, FRN, 5.941%, 2047	579,683	405,149

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset Backed & Securitized – continued
Wachovia Bank Commercial Mortgage Trust, FRN, 6.099%, 2051	$1,589,805	$1,460,905
Wachovia Credit, CDO, FRN, 4.154%, 2026 (z)	372,000	205,727

		$15,096,414

Automotive – 2.9%
Allison Transmission, Inc., 11%, 2015 (n)	$2,380,000	$2,130,100
Ford Motor Credit Co. LLC, 8.625%, 2010	1,035,000	877,995
Ford Motor Credit Co. LLC, 12%, 2015	1,865,000	1,640,579
Ford Motor Credit Co. LLC, 8%, 2016	3,360,000	2,441,920
Ford Motor Credit Co. LLC, FRN, 4.283%, 2010	1,030,000	906,842
General Motors Corp., 8.375%, 2033	1,517,000	898,823

		$8,896,259

Broadcasting – 5.8%
Allbritton Communications Co., 7.75%, 2012	$2,150,000	$2,090,875
Bonten Media Acquisition Co., 9%, 2015 (n)(p)	1,380,000	1,007,400
CanWest MediaWorks LP, 9.25%, 2015 (n)	1,070,000	872,050
DIRECTV Holdings LLC, 7.625%, 2016 (z)	1,635,000	1,610,475
Lamar Media Corp., 6.625%, 2015	1,545,000	1,405,950
Lamar Media Corp., “C”, 6.625%, 2015	975,000	887,250
LBI Media, Inc., 8.5%, 2017 (n)	1,025,000	789,250
LIN TV Corp., 6.5%, 2013	2,175,000	1,990,125
Local TV Finance LLC, 9.25%, 2015 (n)(p)	1,590,000	1,240,200
Newport Television LLC, 13%, 2017 (n)(p)	1,875,000	1,650,000
Nexstar Broadcasting Group, Inc., 7%, 2014	1,795,000	1,561,650
Univision Communications, Inc., 9.75%, 2015 (n)(p)	2,980,000	2,190,300
Young Broadcasting, Inc., 8.75%, 2014	545,000	294,300

		$17,589,825

Brokerage & Asset Managers – 0.7%
Nuveen Investments, Inc., 10.5%, 2015 (n)	$2,375,000	$2,190,938

Building – 1.8%
Associated Materials, Inc., 9.75%, 2012	$495,000	$490,050
Associated Materials, Inc., 0% to 2009, 11.25% to 2014	780,000	514,800
Building Materials Corp. of America, 7.75%, 2014	1,080,000	885,600
Nortek Holdings, Inc., 10%, 2013 (n)	765,000	730,575
Nortek Holdings, Inc., 8.5%, 2014	1,305,000	835,200
Ply Gem Industries, Inc., 9%, 2012	2,305,000	1,354,188
Ply Gem Industries, Inc., 11.75%, 2013 (z)	555,000	509,213

		$5,319,626

Business Services – 0.7%
SunGard Data Systems, Inc., 10.25%, 2015	$2,150,000	$2,160,750

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Cable TV – 3.8%
CCH I Holdings LLC, 11%, 2015	$678,000	$502,568
CCH II Holdings LLC, 10.25%, 2010	2,530,000	2,447,775
CCO Holdings LLC, 8.75%, 2013	4,725,000	4,347,000
CSC Holdings, Inc., 6.75%, 2012	1,295,000	1,217,300
CSC Holdings, Inc., 8.5%, 2015 (n)	400,000	393,000
Mediacom LLC, 9.5%, 2013	1,210,000	1,140,425
NTL Cable PLC, 9.125%, 2016	1,550,000	1,453,125

		$11,501,193

Chemicals – 3.1%
Innophos, Inc., 8.875%, 2014	$1,630,000	$1,630,000
KI Holdings, Inc., 0% to 2009, 9.875% to 2014	1,924,000	1,741,220
Koppers Holdings, Inc., 9.875%, 2013	1,430,000	1,501,500
Momentive Performance Materials, Inc., 9.75%, 2014	485,000	414,675
Momentive Performance Materials, Inc., 11.5%, 2016	1,976,000	1,472,120
Nalco Co., 7.75%, 2011	500,000	500,000
Nalco Co., 8.875%, 2013	2,120,000	2,173,000

		$9,432,515

Computer Software – 0.6%
First Data Corp., 9.875%, 2015 (n)	$2,005,000	$1,744,350

Consumer Goods & Services – 2.2%
Corrections Corp. of America, 6.25%, 2013	$790,000	$760,375
GEO Group, Inc., 8.25%, 2013	1,225,000	1,249,500
Jarden Corp., 7.5%, 2017	500,000	435,000
KAR Holdings, Inc., 10%, 2015	1,140,000	957,600
Service Corp. International, 7.375%, 2014	690,000	690,000
Service Corp. International, 7%, 2017	2,640,000	2,521,200

		$6,613,675

Containers – 1.5%
Crown Americas LLC, 7.625%, 2013	$1,035,000	$1,032,413
Graham Packaging Co. LP, 9.875%, 2014	1,020,000	902,700
Greif, Inc., 6.75%, 2017	1,040,000	1,003,600
Owens-Brockway Glass Container, Inc., 8.25%, 2013	1,610,000	1,650,250

		$4,588,963

Defense Electronics – 0.9%
L-3 Communications Corp., 6.125%, 2014	$1,370,000	$1,284,375
L-3 Communications Corp., 5.875%, 2015	1,560,000	1,439,100

		$2,723,475

Electronics – 1.0%
Avago Technologies Finance, 11.875%, 2015	$760,000	$817,000
Flextronics International Ltd., 6.25%, 2014	840,000	785,400
Spansion LLC, 11.25%, 2016 (n)	2,055,000	1,274,100

		$2,876,500

Emerging Market Sovereign – 0.6%
Republic of Argentina, FRN, 3.092%, 2012	$2,077,500	$1,748,690

Issuer	Shares/Par	Value ($)

BONDS – continued
Energy – Independent – 5.9%
Chaparral Energy, Inc., 8.875%, 2017	$1,060,000	$919,550
Chesapeake Energy Corp., 7%, 2014	1,055,000	1,033,900
Chesapeake Energy Corp., 6.375%, 2015	1,810,000	1,710,450
Forest Oil Corp., 7.25%, 2019	960,000	921,600
Forest Oil Corp., 7.25%, 2019 (n)	255,000	244,800
Hilcorp Energy I LP, 7.75%, 2015 (n)	180,000	172,800
Hilcorp Energy I LP, 9%, 2016 (n)	905,000	920,838
Mariner Energy, Inc., 8%, 2017	920,000	890,100
Newfield Exploration Co., 6.625%, 2014	1,695,000	1,593,300
OPTI Canada, Inc., 8.25%, 2014	2,150,000	2,139,250
Plains Exploration & Production Co., 7%, 2017	2,415,000	2,318,400
Plains Exploration & Production Co., 7.625%, 2018	425,000	425,000
Quicksilver Resources, Inc., 7.125%, 2016	2,350,000	2,188,438
SandRidge Energy, Inc., 8.625%, 2015 (n)(p)	615,000	630,375
SandRidge Energy, Inc., 8%, 2018 (n)	885,000	889,425
Southwestern Energy Co., 7.5%, 2018 (n)	945,000	972,320

		$17,970,546

Entertainment – 0.5%
AMC Entertainment, Inc., 11%, 2016	$985,000	$975,150
Marquee Holdings, Inc., 9.505%, 2014	755,000	592,675

		$1,567,825

Financial Institutions – 0.9%
General Motors Acceptance Corp., 6.875%, 2011	$2,302,000	$1,654,153
General Motors Acceptance Corp., 8%, 2031	1,459,000	949,193
Residential Capital LLC, 9.625%, 2015 (z)	76,000	36,860

		$2,640,206

Food & Beverages – 2.4%
ARAMARK Corp., 8.5%, 2015	$2,730,000	$2,675,400
B&G Foods, Inc., 8%, 2011	1,120,000	1,100,400
Dean Foods Co., 7%, 2016	1,435,000	1,244,863
Del Monte Corp., 6.75%, 2015	1,425,000	1,357,313
Michael Foods, Inc., 8%, 2013	890,000	876,650

		$7,254,626

Forest & Paper Products – 2.3%
Buckeye Technologies, Inc., 8%, 2010	$280,000	$280,000
Buckeye Technologies, Inc., 8.5%, 2013	2,140,000	2,129,300
Georgia-Pacific Corp., 7.125%, 2017 (n)	890,000	836,600
Georgia-Pacific Corp., 8%, 2024	505,000	467,125
Graphic Packaging International Corp., 9.5%, 2013	770,000	735,350
JSG Funding PLC, 7.75%, 2015	150,000	136,500
Millar Western Forest Products Ltd., 7.75%, 2013	1,555,000	1,010,750
NewPage Holding Corp., 10%, 2012	545,000	551,813
Smurfit-Stone Container Corp., 8%, 2017	1,075,000	860,000

		$7,007,438

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Gaming & Lodging – 6.7%
Firekeepers Development Authority, 13.875%, 2015 (z)	$1,000,000	$977,500
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (n)	2,275,000	1,478,750
Harrah’s Operating Co., Inc., 5.5%, 2010	930,000	831,188
Harrah’s Operating Co., Inc., 5.375%, 2013	765,000	468,563
Harrah’s Operating Co., Inc. , 10.75%, 2016 (n)	2,755,000	2,286,650
Harrah’s Operating Co., Inc., 10.75%, 2018 (n)(p)	1,975,000	1,451,625
Mandalay Resort Group, 9.375%, 2010	955,000	955,000
MGM Mirage, 8.5%, 2010	580,000	572,750
MGM Mirage, 8.375%, 2011	1,065,000	1,027,725
MGM Mirage, 6.75%, 2013	1,115,000	961,688
MGM Mirage, 5.875%, 2014	2,355,000	1,907,550
Pinnacle Entertainment, Inc., 7.5%, 2015	2,130,000	1,629,450
Station Casinos, Inc., 6.5%, 2014	3,510,000	2,018,250
Station Casinos, Inc., 6.875%, 2016	2,540,000	1,387,475
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015	2,650,000	1,649,625
Wynn Las Vegas LLC, 6.625%, 2014	790,000	722,850

		$20,326,639

General Merchandise – 0.4%
Buhrmann U.S., Inc., 7.875%, 2015	$985,000	$1,100,619

Industrial – 1.4%
Blount, Inc., 8.875%, 2012	$1,175,000	$1,175,000
JohnsonDiversey, Inc., 9.625%, 2012	EUR 460,000	702,788
JohnsonDiversey, Inc., “B”, 9.625%, 2012	2,255,000	2,277,550

		$4,155,338

Insurance – Property & Casualty – 0.3%
USI Holdings Corp., 9.75%, 2015 (n)	$1,075,000	$924,500

Machinery & Tools – 0.6%
Case New Holland, Inc., 7.125%, 2014	$1,830,000	$1,793,400

Major Banks – 1.1%
Bank of America Corp., 8% to 2018, FRN to 2049	$1,490,000	$1,395,936
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049	2,165,000	2,029,991

		$3,425,927

Medical & Health Technology & Services – 8.1%
Biomet, Inc., 10%, 2017	$1,090,000	$1,163,575
Biomet, Inc., 11.625%, 2017	2,085,000	2,210,100
Community Health Systems, Inc., 8.875%, 2015	3,265,000	3,285,406
Cooper Cos., Inc., 7.125%, 2015	1,415,000	1,358,400
DaVita, Inc., 7.25%, 2015	2,580,000	2,509,050
HCA, Inc., 6.375%, 2015	3,380,000	2,805,400
HCA, Inc., 9.25%, 2016	5,185,000	5,340,550
Psychiatric Solutions, Inc., 7.75%, 2015	1,150,000	1,138,500
U.S. Oncology, Inc., 10.75%, 2014	2,140,000	2,123,950
Universal Hospital Services, Inc., 8.5%, 2015 (p)	1,280,000	1,280,000

Issuer	Shares/Par	Value ($)

BONDS – continued
Medical & Health Technology & Services – continued
Universal Hospital Services, Inc., FRN, 6.302%, 2015	$310,000	$289,850
VWR Funding, Inc., 10.25%, 2015 (p)	905,000	834,863

		$24,339,644

Metals & Mining – 4.6%
Arch Western Finance LLC, 6.75%, 2013	$1,195,000	$1,171,100
FMG Finance Ltd., 10.625%, 2016 (n)	2,205,000	2,568,825
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	4,670,000	4,926,850
Freeport-McMoRan Copper & Gold, Inc., FRN, 5.882%, 2015	1,655,000	1,671,318
Peabody Energy Corp., 5.875%, 2016	1,150,000	1,075,250
Peabody Energy Corp., 7.375%, 2016	1,390,000	1,386,525
PNA Group, Inc., 10.75%, 2016	885,000	1,039,875

		$13,839,743

Municipals – 0.4%
Regional Transportation Authority, IL, “A”, MBIA, 4.5%, 2035	$1,430,000	$1,326,697

Natural Gas – Distribution – 0.9%
AmeriGas Partners LP, 7.125%, 2016	$1,550,000	$1,437,625
Inergy LP, 6.875%, 2014	1,540,000	1,432,200

		$2,869,825

Natural Gas – Pipeline – 2.1%
Atlas Pipeline Partners LP, 8.125%, 2015	$980,000	$962,850
Atlas Pipeline Partners LP, 8.75%, 2018 (z)	940,000	932,950
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)	2,000,000	2,014,864
El Paso Corp., 7.25%, 2018	955,000	940,675
Transcontinental Gas Pipe Line Corp., 7%, 2011	286,000	297,440
Williams Partners LP, 7.25%, 2017	1,255,000	1,255,000

		$6,403,779

Network & Telecom – 3.5%
Cincinnati Bell, Inc., 8.375%, 2014	$2,130,000	$2,060,775
Citizens Communications Co., 9.25%, 2011	1,301,000	1,346,535
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	1,230,000	1,205,400
Qwest Capital Funding, Inc., 7.25%, 2011	2,375,000	2,303,750
Qwest Corp., 7.875%, 2011	410,000	410,000
Qwest Corp., 8.875%, 2012	1,740,000	1,774,800
Windstream Corp., 8.625%, 2016	1,470,000	1,466,325

		$10,567,585

Oil Services – 0.8%
Basic Energy Services, Inc., 7.125%, 2016	$1,710,000	$1,662,975
GulfMark Offshore, Inc., 7.75%, 2014	695,000	700,213

		$2,363,188

Printing & Publishing – 3.2%
American Media Operations, Inc., 10.25%, 2009 (z)	$53,413	$42,997
American Media Operations, Inc., “B”, 10.25%, 2009	1,469,000	1,182,545

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Printing & Publishing – continued
Dex Media West LLC, 9.875%, 2013	$333,000	$299,700
Dex Media, Inc., 0% to 2008, 9% to 2013	3,580,000	2,559,700
Dex Media, Inc., 0% to 2008, 9% to 2013	1,690,000	1,208,350
Idearc, Inc., 8%, 2016	2,603,000	1,636,636
Nielsen Finance LLC, 10%, 2014	1,515,000	1,526,363
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	475,000	326,563
Quebecor World, Inc., 6.125%, 2013 (d)	725,000	264,625
R.H. Donnelley Corp., 8.875%, 2016	1,100,000	660,000

		$9,707,479

Retailers – 0.4%
Couche-Tard, Inc., 7.5%, 2013	$795,000	$785,063
Sally Holdings LLC, 10.5%, 2016	315,000	300,038

		$1,085,101

Specialty Stores – 0.3%
Payless ShoeSource, Inc., 8.25%, 2013	$1,105,000	$966,875

Steel – 0.3%
Evraz Group S.A., 8.875%, 2013 (z)	$935,000	$936,122

Supermarkets – 0.4%
Stater Brothers Holdings, Inc., 7.75%, 2015	$1,165,000	$1,156,263

Telecommunications – Wireless – 1.7%
Alltel Corp., 7%, 2012	$1,631,000	$1,663,620
MetroPCS Wireless, Inc., 9.25%, 2014	1,710,000	1,645,875
Wind Acquisition Finance S.A., 10.75%, 2015 (n)	1,620,000	1,701,000

		$5,010,495

Transportation – Services – 0.3%
Hertz Corp., 8.875%, 2014	$1,020,000	$933,300

Utilities – Electric Power – 6.0%
Dynegy Holdings, Inc., 7.5%, 2015	$775,000	$714,938
Edison Mission Energy, 7%, 2017	2,265,000	2,117,775
Mirant Americas Generation LLC, 8.3%, 2011	900,000	929,250
Mirant North America LLC, 7.375%, 2013	1,390,000	1,377,838
NRG Energy, Inc., 7.375%, 2016	6,445,000	6,066,356
Reliant Energy, Inc., 6.75%, 2014	520,000	530,400
Reliant Energy, Inc., 7.875%, 2017	2,255,000	2,204,263
Sierra Pacific Resources, 8.625%, 2014	715,000	749,545
Texas Competitive Electric Holdings LLC, 10.25%, 2015 (n)	3,510,000	3,439,800

		$18,130,165

Total Bonds (Identified Cost, $286,467,484)		$266,209,286

FLOATING RATE LOANS (g)(r) – 5.5%
Aerospace – 0.5%
Hawker Beechcraft Acquisition Co., Letter of Credit, 4.7%, 2014	$67,579	$63,314
Hawker Beechcraft Acquisition Co., Term Loan, 4.8%, 2014	1,691,741	1,584,950

		$1,648,264

Issuer	Shares/Par	Value ($)

FLOATING RATE LOANS (g)(r) – continued
Automotive – 1.1%
Federal-Mogul Corp., Term Loan B, 4.41%, 2014	$1,253,885	$1,046,994
Ford Motor Co., Term Loan B, 5.48%, 2013	2,253,873	1,813,804
Mark IV Industries, Inc., Second Lien Term Loan, 11.42%, 2011	1,014,271	410,780

		$3,271,578

Broadcasting – 0.5%
Young Broadcasting, Inc., Term Loan, 5.19%, 2012	1,200,041	$1,080,036
Young Broadcasting, Inc., Term Loan B-1, 5.25%, 2012	448,623	402,730

		$1,482,766

Computer Software – 0.5%
First Data Corp., Term Loan B-1, 5.26%, 2014	1,605,030	$1,471,211

Forest & Paper Products – 0.1%
Abitibi Consolidated, Inc., Term Loan, 11.5%, 2009	398,952	$399,451

Gaming & Lodging – 0.3%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 5.89%, 2014 (o)	1,652,646	$1,041,167

Medical & Health Technology & Services – 0.5%
Community Health Systems, Inc., Delayed Draw Term Loan, 2014 (q)	25,282	$23,799
Community Health Systems, Inc., Term Loan B, 4.86%, 2014	494,336	465,341
HCA, Inc., Term Loan B, 5.05%, 2013	1,138,541	1,067,715

		$1,556,855

Printing & Publishing – 0.5%
Idearc, Inc., Term Loan B, 4.79%, 2014	152,353	$121,459
Tribune Co., Term Loan B, 2014 (o)	1,912,886	1,437,055

		$1,558,514

Specialty Stores – 0.2%
Michaels Stores, Inc., Term Loan B, 5.45%, 2013	603,797	$500,774

Telecommunications – Wireless – 0.3%
ALLTEL Communications, Inc., Term Loan B-2, 2015 (o)	843,416	$837,301

Utilities – Electric Power – 1.0%
Calpine Corp., DIP Term Loan, 5.69%, 2009	$1,335,952	$1,275,091
Texas Competitive Electric Holdings LLC, Term Loan B-3, 6.26%, 2014	1,728,497	1,597,241

		$2,872,332

Total Floating Rate Loans (Identified Cost, $17,762,988)		$16,640,213

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 1.9%
Automotive – 0.0%
Oxford Automotive, Inc. (a)	82	$0

Cable TV – 0.8%
Cablevision Systems Corp., “A” (a)	14,100	$318,660
Comcast Corp., “A”	76,800	1,456,896
Time Warner Cable, Inc. (a)	18,500	489,880

		$2,265,436

Consumer Goods & Services – 0.0%
Central Garden & Pet Co. (a)	15,100	$68,705

Electronics – 0.1%
Intel Corp.	15,600	$335,088

Energy – Integrated – 0.1%
Chevron Corp.	3,200	$317,216

Forest & Paper Products – 0.0%
Louisiana-Pacific Corp.	16,100	$136,689

Gaming & Lodging – 0.2%
MGM Mirage (a)	8,600	$291,454
Pinnacle Entertainment, Inc. (a)	16,000	167,840

		$459,294

Major Banks – 0.1%
Bank of America Corp.	8,100	$193,347
JPMorgan Chase & Co.	3,800	130,378

		$323,725

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Printing & Publishing – 0.0%
Golden Books Family Entertainment, Inc. (a)	2,125	$0

Real Estate – 0.1%
Host Hotels & Resorts, Inc., REIT	32,300	$440,895

Telephone Services – 0.2%
Windstream Corp.	49,900	$615,766

Utilities – Electric Power – 0.3%
Reliant Energy, Inc. (a)	40,700	$865,689

Total Common Stocks (Identified Cost, $7,733,854)		$5,828,503

PREFERRED STOCKS – 0.8%
Brokerage & Asset Managers – 0.8%
Merrill Lynch Co., Inc., 8.625% (Identified Cost, $2,533,125)(a)	101,325	$2,350,740

SHORT-TERM OBLIGATIONS – 2.2%
Toyota Motor Credit Corp., 2.57%, due 7/01/08, at Amortized Cost and Value (y)	$6,606,000	$6,606,000

Total Investments (Identified Cost, $321,103,451)		$297,634,742

OTHER ASSETS, LESS LIABILITIES – 1.5%		4,493,726

Net Assets – 100.0%		$302,128,468

(a)	Non-income producing security.

(d)	Non-income producing security – in default.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $39,615,417, representing 13.1% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.

(p)	Payment-in-kind security.

(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(y)	The rate shown represents an annualized yield at time of purchase.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

8

Portfolio of Investments (unaudited) – continued

Restricted Securities	Acquisition Date	Cost	Current Market Value
Airlie LCDO Ltd., CDO, FRN, 4.498%, 2011	10/16/06	$677,000	$446,819
American Media Operations, Inc., 10.25%, 2009	12/01/06 -11/28/07	52,396	42,997
Anthracite Ltd., CDO, 6%, 2037	5/14/02	244,220	121,799
Arbor Realty Mortgage Securities, CDO, FRN, 5.117%, 2038	12/20/05	668,203	396,484
Atlas Pipeline Partners LP, 8.75%, 2018	1/06/06 - 2/23/07	940,000	932,950
CWCapital Cobalt Ltd., CDO, “F”, FRN, 4.206%, 2050	4/12/06	500,000	152,080
DIRECTV Holdings LLC, 7.625%, 2016	5/07/08	1,635,000	1,610,475
Evraz Group S.A., 8.875%, 2013	4/28/08	948,835	936,122
Firekeepers Development Authority, 13.875%, 2015	4/22/08	971,579	977,500
Ply Gem Industries, Inc., 11.75%, 2013	6/10/08	538,610	509,213
Residential Capital LLC, 9.625%, 2015	6/06/08	36,635	36,860
Wachovia Credit, CDO, FRN, 4.154%, 2026	6/08/06	372,000	205,727
Total Restricted Securities			$6,369,026
% of Net Assets			2.1%

Derivative Contracts at 6/30/08

Forward Foreign Currency Exchange Contracts at 6/30/08

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
BUY	EUR	524,313	8/25/08	$814,384	$823,491	$9,107

Depreciation
SELL	EUR	897,545	8/25/08	$1,393,604	$1,409,693	$(16,089)

Swap Agreements at 6/30/08

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
6/20/09	USD	1,300,000	JPMorgan Chase Bank	4.1% (fixed rate)	(1)	$(200,226)
6/20/09	USD	650,000	JPMorgan Chase Bank	4.8% (fixed rate)	(1)	$(96,150)
6/20/12	USD	1,300,000	Morgan Stanley Capital Services, Inc.	3.76% (fixed rate)	(2)	$(350,693)
6/20/12	USD	650,000	Morgan Stanley Capital Services, Inc.	4.15% (fixed rate)	(2)	$(168,990)
6/20/13	USD	1,350,000	Goldman Sachs International (a)	5.0% (fixed rate)	(3)	$(303,256)

						$(1,119,315)

(1)	Fund to pay notional amount upon a defined credit event by Abitibi Consolidated, Inc., 8.375%, 4/01/15.

(2)	Fund to pay notional amount upon a defined credit event by Bowater, Inc., 6.5%, 6/15/13.

(3)	Fund to pay notional amount upon a defined credit event by Station Casinos, Inc., 6.0%, 4/01/12.

(a)	Net unamortized premiums received by the fund amounted to $229,329.

At June 30, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

9

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

CLN	Credit-Linked Note

CLO	Collateralized Loan Obligation

DIP	Debtor-in-Possession

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

REIT	Real Estate Investment Trust

Insurers

MBIA	MBIA Insurance Corp.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

See Notes to Financial Statements

10

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/08
Assets
Investments, at value (identified cost, $321,103,451)	$297,634,742
Cash	97,375
Restricted cash	960,000
Receivable for forward foreign currency exchange contracts	9,107
Receivable for investments sold	4,400,782
Receivable for fund shares sold	998,343
Interest and dividends receivable	6,036,333
Other assets	2,424
Total assets		$310,139,106
Liabilities
Payable for forward foreign currency exchange contracts	$16,089
Payable for investments purchased	4,735,507
Payable for fund shares reacquired	2,005,789
Swaps, at value (Net unamortized premiums received, $229,329)	1,119,315
Payable to affiliates
Management fee	23,236
Shareholder servicing costs	487
Distribution fees	265
Administrative services fee	527
Payable for independent trustees’ compensation	2,083
Accrued expenses and other liabilities	107,340
Total liabilities		$8,010,638
Net assets		$302,128,468
Net assets consist of
Paid-in capital	$334,847,961
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(24,365,579)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(21,038,011)
Undistributed net investment income	12,684,097
Net assets		$302,128,468
Shares of beneficial interest outstanding		35,226,884
Initial Class shares
Net assets	$292,563,768
Shares outstanding	34,107,799
Net asset value per share		$8.58
Service Class shares
Net assets	$9,564,700
Shares outstanding	1,119,085
Net asset value per share		$8.55

See Notes to Financial Statements

11

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/08
Net investment income
Income
Interest	$13,549,726
Dividends	70,658
Total investment income		$13,620,384
Expenses
Management fee	$1,181,122
Distribution fees	12,605
Shareholder servicing costs	28,622
Administrative services fee	24,785
Independent trustees’ compensation	5,371
Custodian fee	41,989
Shareholder communications	24,690
Auditing fees	29,976
Legal fees	2,780
Miscellaneous	8,820
Total expenses		$1,360,760
Fees paid indirectly	(8,240)
Reduction of expenses by investment adviser	(79,919)
Net expenses		$1,272,601
Net investment income		$12,347,783
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$(7,015,548)
Futures contracts	47,337
Swap transactions	312,420
Foreign currency transactions	(96,167)
Net realized gain (loss) on investments and foreign currency transactions		$(6,751,958)
Change in unrealized appreciation (depreciation)
Investments	$(10,197,142)
Futures contracts	12,101
Swap transactions	(395,234)
Translation of assets and liabilities in foreign currencies	(6,884)
Net unrealized gain (loss) on investments and foreign currency translation		$(10,587,159)
Net realized and unrealized gain (loss) on investments and foreign currency		$(17,339,117)
Change in net assets from operations		$(4,991,334)

See Notes to Financial Statements

12

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/08 (unaudited )	Year ended 12/31/07

Change in net assets
From operations
Net investment income	$12,347,783	$26,362,780
Net realized gain (loss) on investments and foreign currency transactions	(6,751,958)	800,814
Net unrealized gain (loss) on investments and foreign currency translation	(10,587,159)	(20,776,169)
Change in net assets from operations	$(4,991,334)	$6,387,425
Distributions declared to shareholders
From net investment income
Initial Class	$(26,027,953)	$(24,944,300)
Service Class	(817,980)	(830,071)
Total distributions declared to shareholders	$(26,845,933)	$(25,774,371)
Change in net assets from fund share transactions	$(1,201,234)	$(12,454,874)
Total change in net assets	$(33,038,501)	$(31,841,820)
Net assets
At beginning of period	335,166,969	367,008,789
At end of period (including undistributed net investment income of $12,684,097 and $27,182,247, respectively)	$302,128,468	$335,166,969

See Notes to Financial Statements

13

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004		2003
	(unaudited)
Net asset value, beginning of period	$9.52		$10.04	$9.87	$10.37	$9.97		$8.81
Income (loss) from investment operations
Net investment income (d)	$0.35		$0.71	$0.68	$0.67	$0.68		$0.68
Net realized and unrealized gain (loss) on investments and foreign currency	(0.49)		(0.52)	0.29	(0.48)	0.19		0.87
Total from investment operations	$(0.14)		$0.19	$0.97	$0.19	$0.87		$1.55
Less distributions declared to shareholders
From net investment income	$(0.80)		$(0.71)	$(0.80)	$(0.69)	$(0.47)		$(0.39)
Net asset value, end of period	$8.58		$9.52	$10.04	$9.87	$10.37		$9.97
Total return (%) (k)(r)(s)	(1.52	)(n)	1.77	10.37	2.16	9.15		17.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86	(a)	0.88	0.91	0.90	0.86		0.89
Expenses after expense reductions (f)	0.81	(a)	0.83	0.88	0.90	0.89	(e)	0.90	(e)
Net investment income	7.85	(a)	7.21	7.06	6.81	6.86		7.23
Portfolio turnover	41		73	92	56	63		82
Net assets at end of period (000 Omitted)	$292,564		$324,081	$355,113	$355,264	$379,246		$319,245

See Notes to Financial Statements

14

Financial Highlights – continued

Service Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004		2003
	(unaudited)
Net asset value, beginning of period	$9.47		$9.99	$9.80	$10.29	$9.91		$8.77
Income (loss) from investment operations
Net investment income (d)	$0.34		$0.68	$0.66	$0.68	$0.65		$0.65
Net realized and unrealized gain (loss) on investments and foreign currency	(0.49)		(0.52)	0.27	(0.50)	0.19		0.88
Total from investment operations	$(0.15)		$0.16	$0.93	$0.18	$0.84		$1.53
Less distributions declared to shareholders
From net investment income	$(0.77)		$(0.68)	$(0.74)	$(0.67)	$(0.46)		$(0.39)
Net asset value, end of period	$8.55		$9.47	$9.99	$9.80	$10.29		$9.91
Total return (%) (k)(r)(s)	(1.62	)(n)	1.54	9.99	2.05	8.82		17.70
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.11	(a)	1.13	1.16	1.15	1.11		1.14
Expenses after expense reductions (f)	1.06	(a)	1.08	1.13	1.15	1.14	(e)	1.15	(e)
Net investment income	7.60	(a)	6.96	6.81	6.38	6.62		6.99
Portfolio turnover	41		73	92	56	63		82
Net assets at end of period (000 Omitted)	$9,565		$11,086	$11,896	$10,056	$55,562		$40,955

(a)	Annualized.

(d)	Per share data are based on average shares outstanding.

(e)	Ratio includes a reimbursement fee for expenses borne by MFS in prior years under the then existing expense reimbursement agreement.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

15

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS High Income Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

16

Notes to Financial Statements (unaudited) – continued

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of June 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$8,179,243	$289,455,499	$—	$297,634,742
Other Financial Instruments	$(6,982)	$(1,119,315)	$—	$(1,126,297)

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty. Derivative instruments include futures contracts, forward foreign currency exchange contracts, and swap agreements.

Futures Contracts – The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well

17

Notes to Financial Statements (unaudited) – continued

as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

Swap Agreements – The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund’s custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market and interest rate movements of the underlying instrument.

The fund holds credit default swaps in which one party makes a stream of payments based on a fixed percentage applied to the notional amount to another party in exchange for the right to receive a specified return in the event of a default by a third party, such as a corporate issuer or foreign issuer, on its obligation. The fund may enter into credit default swaps to limit or to reduce its risk exposure to defaults of corporate and sovereign issuers or to create direct or synthetic short or long exposure to corporate debt securities or certain sovereign debt securities to which it is not otherwise exposed.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Hybrid Instruments – The fund may invest in indexed or hybrid securities on which any combination of interest payments, the principal or stated amount payable at maturity is determined by reference to prices of other securities, currencies, indexes, economic factors or other measures, including interest rates, currency exchange rates, or securities indices. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, swaps, options, futures and currencies. Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark, underlying assets or economic indicator may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark, underlying asset or economic indicator may not move in the same direction or at the same time.

Loans and Other Direct Debt Instruments – The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. At June 30, 2008, the portfolio had unfunded loan commitments of $23,799, which could be extended at the option of the borrower and which are covered by sufficient cash and/or liquid securities held by the fund. The market value and obligation of the fund on these unfunded loan commitments is included in Investments, at value and Payable for investments purchased, respectively, on the Statement of Assets and Liabilities. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S.

18

Notes to Financial Statements (unaudited) – continued

generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and derivative transactions. The tax character of distributions made during the current period will be determined at fiscal year end.

The tax character of distributions declared to shareholders is as follows:

12/31/07
Ordinary income (including any short-term capital gains)	$25,774,371

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/08
Cost of investments	$321,753,430
Gross appreciation	2,663,289
Gross depreciation	(26,781,977)
Net unrealized appreciation (depreciation)	$(24,118,688)

As of 12/31/07
Undistributed ordinary income	$26,845,402
Capital loss carryforwards	(13,414,589)
Other temporary differences	(3,851)
Net unrealized appreciation (depreciation)	(14,309,188)

The aggregate cost above includes prior fiscal year end tax adjustments.

19

Notes to Financial Statements (unaudited) – continued

As of December 31, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/09	$(1,979,638)
12/31/10	(8,888,518)
12/31/13	(192,521)
12/31/14	(2,353,912)
$(13,414,589)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund’s average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.70% for the first $1 billion of average daily net assets and 0.65% of average daily net assets in excess of $1 billion. This written agreement may be rescinded only upon consent of the fund’s Board of Trustees. This management fee reduction amounted to $79,004, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.70% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management, distribution, and certain other fees and expenses, such that operating expenses do not exceed 0.15% annually of the fund’s average daily net assets. This written agreement will continue through April 30, 2009 unless changed or rescinded by the fund’s Board of Trustees. For the six months ended June 30, 2008, the fund’s actual operating expenses did not exceed the limit and therefore, the investment advisor did not pay any portion of the fund’s expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2008, the fee was $28,603, which equated to 0.0182% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2008, these costs amounted to $19.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.0158% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended

20

Notes to Financial Statements (unaudited) – continued

June 30, 2008, the fee paid by the fund to Tarantino LLC was $925 and is included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund to Tarantino LLC in the amount of $915, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $123,329,198 and $ 138,958,972, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/08		Year ended 12/31/07
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	2,431,798	$22,035,210	3,581,378	$34,938,097
Service Class	10,807	98,477	198,130	1,977,299
	2,442,605	$22,133,687	3,779,508	$36,915,396
Shares issued to shareholders in reinvestment of distributions
Initial Class	3,033,561	$26,027,953	2,587,583	$24,944,300
Service Class	95,558	817,980	86,376	830,071
	3,129,119	$26,845,933	2,673,959	$25,774,371
Shares reacquired
Initial Class	(5,404,012)	$(48,746,533)	(7,496,994)	$(72,180,784)
Service Class	(157,972)	(1,434,321)	(304,319)	(2,963,857)
	(5,561,984)	$(50,180,854)	(7,801,313)	$(75,144,641)
Net change
Initial Class	61,347	$(683,370)	(1,328,033)	$(12,298,387)
Service Class	(51,607)	(517,864)	(19,813)	(156,487)
	9,740	$(1,201,234)	(1,347,846)	$(12,454,874)

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended June 30, 2008, the fund’s commitment fee and interest expense were $757 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

21

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2008 by clicking on the fund’s name under “Variable Insurance Portfolios - VIT” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

22

CONTACT US

Web site

mfs.com

Account service and literature

Shareholders

1-877-411-3325

9 a.m. to 5 p.m. Eastern Time

Investment professionals

1-800-637-8730

8 a.m. to 5 p.m. Eastern Time

Mailing address

MFS Service Center, Inc.

Attn: Institutional Alliance Services (IAS)

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® Investors Growth Stock Series

MFS® Variable Insurance Trust

Semiannual report

6/30/08

VGS-SEM

MFS® INVESTORS GROWTH STOCK SERIES

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

LETTER FROM THE CEO

Dear Contract Owners:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Cisco Systems, Inc.	2.7%
Google, Inc., “A”	2.6%
Oracle Corp.	2.6%
Microsoft Corp.	2.3%
Amdocs Ltd.	2.2%
Genzyme Corp.	2.2%
LVMH Moet Hennessy Louis Vuitton S.A.	2.1%
PepsiCo, Inc.	2.1%
Danaher Corp.	2.1%
CVS Caremark Corp.	2.1%

Equity sectors
Technology	24.0%
Health Care	17.2%
Consumer Staples	9.5%
Energy	9.1%
Retailing	8.9%
Financial Services	7.3%
Special Products & Services	6.5%
Industrial Goods & Services	6.1%
Leisure	4.6%
Utilities & Communications	2.3%
Basic Materials	2.2%
Transportation	1.2%

Percentages are based on net assets as of 6/30/08.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period, January 1, 2008 through June 30, 2008

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008 through June 30, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/08	Ending Account Value 6/30/08	Expenses Paid During Period (p) 1/01/08-6/30/08
Initial Class	Actual	0.84%	$1,000.00	$905.13	$3.98
	Hypothetical (h)	0.84%	$1,000.00	$1,020.69	$4.22
Service Class	Actual	1.09%	$1,000.00	$904.06	$5.16
	Hypothetical (h)	1.09%	$1,000.00	$1,019.44	$5.47

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

PORTFOLIO OF INVESTMENTS – 6/30/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.9%
Aerospace – 2.1%
Precision Castparts Corp.	17,010	$1,639,250
United Technologies Corp.	101,490	6,261,933

		$7,901,183

Alcoholic Beverages – 1.5%
Diageo PLC	299,410	$5,503,498

Apparel Manufacturers – 3.5%
LVMH Moet Hennessy Louis Vuitton S.A.	75,580	$7,880,077
NIKE, Inc., “B”	88,050	5,248,661

		$13,128,738

Biotechnology – 3.2%
Genentech, Inc. (a)	30,500	$2,314,950
Genzyme Corp. (a)	115,620	8,326,952
Millipore Corp. (a)	22,310	1,513,957

		$12,155,859

Broadcasting – 2.5%
Grupo Televisa S.A., ADR	106,300	$2,510,806
News Corp., “A”	174,580	2,625,683
Omnicom Group, Inc.	90,490	4,061,191

		$9,197,680

Brokerage & Asset Managers – 2.6%
Charles Schwab Corp.	234,600	$4,818,684
Deutsche Boerse AG	25,040	2,810,542
Franklin Resources, Inc.	24,230	2,220,680

		$9,849,906

Business Services – 6.5%
Amdocs Ltd. (a)	284,900	$8,381,758
Automatic Data Processing, Inc.	89,950	3,768,905
Fidelity National Information Services, Inc.	48,070	1,774,264
Visa, Inc., “A”	46,640	3,792,298
Western Union Co.	268,210	6,630,151

		$24,347,376

Cable TV – 0.9%
Comcast Corp., “A”	185,345	$3,515,995

Computer Software – 6.2%
Citrix Systems, Inc. (a)	77,580	$2,281,628
Microsoft Corp.	309,340	8,509,943
Oracle Corp. (a)	458,600	9,630,600
VeriSign, Inc. (a)	70,180	2,652,804

		$23,074,975

Computer Software – Systems – 3.1%
Apple Computer, Inc. (a)	24,130	$4,040,327
EMC Corp. (a)	241,640	3,549,692
International Business Machines Corp.	34,570	4,097,582

		$11,687,601

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Goods & Services – 3.4%
Colgate-Palmolive Co.	56,200	$3,883,420
Estee Lauder Cos., Inc., “A” (l)	42,050	1,953,223
Procter & Gamble Co.	115,433	7,019,481

		$12,856,124

Electrical Equipment – 4.0%
Danaher Corp.	101,070	$7,812,711
General Electric Co.	106,360	2,838,748
W.W. Grainger, Inc.	51,170	4,185,706

		$14,837,165

Electronics – 6.4%
Intel Corp.	305,650	$6,565,362
Intersil Corp., “A”	107,140	2,605,645
KLA-Tencor Corp. (l)	98,620	4,014,820
National Semiconductor Corp.	97,550	2,003,677
Samsung Electronics Co. Ltd., GDR	16,599	4,867,192
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	374,371	4,084,388

		$24,141,084

Energy – Integrated – 4.0%
Exxon Mobil Corp.	77,330	$6,815,093
Hess Corp.	25,780	3,253,178
Marathon Oil Corp.	96,140	4,986,782

		$15,055,053

Food & Beverages – 4.6%
General Mills, Inc.	57,490	$3,493,667
Nestle S.A.	130,600	5,910,580
PepsiCo, Inc.	123,350	7,843,827

		$17,248,074

Food & Drug Stores – 2.7%
CVS Caremark Corp.	196,873	$7,790,265
Walgreen Co.	75,260	2,446,703

		$10,236,968

Gaming & Lodging – 1.2%
International Game Technology	81,290	$2,030,624
Royal Caribbean Cruises Ltd. (l)	114,990	2,583,825

		$4,614,449

General Merchandise – 0.5%
Kohl’s Corp. (a)	45,900	$1,837,836

Health Maintenance Organizations – 0.5%
UnitedHealth Group, Inc.	64,060	$1,681,575

Insurance – 0.7%
MetLife, Inc.	49,390	$2,606,310

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Internet – 3.4%
eBay, Inc. (a)	102,810	$2,809,797
Google, Inc., “A” (a)	18,480	9,728,242

		$12,538,039

Major Banks – 3.0%
Bank of New York Mellon Corp.	98,908	$3,741,690
State Street Corp.	119,630	7,655,124

		$11,396,814

Medical & Health Technology & Services – 1.2%
Cardinal Health, Inc.	41,210	$2,125,612
VCA Antech, Inc. (a)	84,550	2,348,799

		$4,474,411

Medical Equipment – 4.8%
Advanced Medical Optics, Inc. (a)(l)	155,020	$2,905,075
Medtronic, Inc. (l)	119,520	6,185,160
ResMed, Inc. (a)(l)	75,170	2,686,576
Stryker Corp.	45,580	2,866,070
Zimmer Holdings, Inc. (a)	46,610	3,171,811

		$17,814,692

Metals & Mining – 0.7%
BHP Billiton Ltd., ADR	32,250	$2,747,378

Network & Telecom – 4.3%
Cisco Systems, Inc. (a)	431,680	$10,040,877
Juniper Networks, Inc. (a)	100,520	2,229,534
QUALCOMM, Inc.	44,360	1,968,253
Research in Motion Ltd. (a)	16,900	1,975,610

		$16,214,274

Oil Services – 5.1%
Halliburton Co.	137,620	$7,303,493
Noble Corp.	60,080	3,902,797
Schlumberger Ltd.	26,460	2,842,598
Weatherford International Ltd. (a)	104,160	5,165,294

		$19,214,182

Other Banks & Diversified Financials – 1.0%
American Express Co.	95,900	$3,612,553

Personal Computers & Peripherals – 0.6%
NetApp, Inc. (a)(l)	103,330	$2,238,128

Pharmaceuticals – 7.5%
Allergan, Inc.	74,630	$3,884,492
Johnson & Johnson	119,480	7,687,343
Merck KGaA	27,100	3,849,527
Roche Holding AG	30,960	5,564,203
Wyeth	147,420	7,070,263

		$28,055,828

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Chemicals – 1.5%
Praxair, Inc.	57,620	$5,430,109

Specialty Stores – 2.2%
Lowe’s Cos., Inc.	97,890	$2,031,218
Nordstrom, Inc. (l)	100,270	3,038,181
Staples, Inc.	128,605	3,054,369

		$8,123,768

Telecommunications – Wireless – 2.3%
America Movil S.A.B. de C.V., “L”, ADR	107,030	$5,645,833
Rogers Communications, Inc., “B”	76,470	2,956,330

		$8,602,163

Trucking – 1.2%
FedEx Corp.	27,290	$2,150,179
United Parcel Service, Inc., “B”	38,880	2,389,954

		$4,540,133

Total Common Stocks (Identified Cost, $376,823,655)		$370,479,921

SHORT-TERM OBLIGATIONS – 1.2%
Toyota Motor Credit Corp., 2.57%, due 7/01/08, at Amortized Cost and Value (y)	$4,658,000	$4,658,000

COLLATERAL FOR SECURITIES LOANED – 6.0%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	22,547,002	$22,547,002

Total Investments (Identified Cost, $404,028,657)		$397,684,923

OTHER ASSETS, LESS LIABILITIES – (6.1)%		(22,943,516)

Net Assets – 100.0%		$374,741,407

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

GDR	Global Depository Receipt

See Notes to Financial Statements

5

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/08
Assets
Investments, at value, including $22,513,578 of securities on loan (identified cost, $404,028,657)	$397,684,923
Cash	437
Receivable for fund shares sold	151,450
Interest and dividends receivable	227,554
Other assets	2,944
Total assets		$398,067,308
Liabilities
Payable for fund shares reacquired	641,127
Collateral for securities loaned, at value (c)	22,547,002
Payable to affiliates
Management fee	30,820
Shareholder servicing costs	486
Distribution fees	7,013
Administrative services fee	623
Payable for independent trustees’ compensation	1,555
Accrued expenses and other liabilities	97,275
Total liabilities		$23,325,901
Net assets		$374,741,407
Net assets consist of
Paid-in capital	$384,235,079
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(6,344,704)
Accumulated distributions in excess of net realized gain on investments and foreign currency transactions	(4,095,710)
Undistributed net investment income	946,742
Net assets		$374,741,407
Shares of beneficial interest outstanding		37,329,913
Initial Class shares
Net assets	$118,884,017
Shares outstanding	11,675,000
Net asset value per share		$10.18
Service Class shares
Net assets	$255,857,390
Shares outstanding	25,654,913
Net asset value per share		$9.97

(c)	Non-cash collateral is not included.

See Notes to Financial Statements

6

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/08
Net investment income
Income
Dividends	$2,885,543
Interest	226,641
Foreign taxes withheld	(151,829)
Total investment income		$2,960,355
Expenses
Management fee	$1,494,758
Distribution fees	337,178
Shareholder servicing costs	36,214
Administrative services fee	29,859
Independent trustees’ compensation	5,920
Custodian fee	49,361
Shareholder communications	22,639
Auditing fees	22,918
Legal fees	3,548
Miscellaneous	11,944
Total expenses		$2,014,339
Reduction of expenses by investment adviser	(1,169)
Net expenses		$2,013,170
Net investment income		$947,185
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$(1,292,524)
Foreign currency transactions	(11,136)
Net realized gain (loss) on investments and foreign currency transactions		$(1,303,660)
Change in unrealized appreciation (depreciation)
Investments	$(41,393,995)
Translation of assets and liabilities in foreign currencies	(1,468)
Net unrealized gain (loss) on investments and foreign currency translation		$(41,395,463)
Net realized and unrealized gain (loss) on investments and foreign currency		$(42,699,123)
Change in net assets from operations		$(41,751,938)

See Notes to Financial Statements

7

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 6/30/08 (unaudited )	Year ended 12/31/07
From operations
Net investment income	$947,185	$1,395,642
Net realized gain (loss) on investments and foreign currency transactions	(1,303,660)	41,539,340
Net unrealized gain (loss) on investments and foreign currency translation	(41,395,463)	5,192,682
Change in net assets from operations	$(41,751,938)	$48,127,664
Distributions declared to shareholders
From net investment income
Initial Class	$(675,481)	$(523,958)
Service Class	(709,104)	(251,139)
From net realized gain on investments
Initial Class	(5,520,376)	—
Service Class	(11,834,054)	—
Total distributions declared to shareholders	$(18,739,015)	$(775,097)
Change in net assets from fund share transactions	$(10,049,388)	$(63,177,765)
Total change in net assets	$(70,540,341)	$(15,825,198)
Net assets
At beginning of period	445,281,748	461,106,946
At end of period (including undistributed net investment income of $946,742 and $1,384,142, respectively)	$374,741,407	$445,281,748

See Notes to Financial Statements

8

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004		2003
	(unaudited)
Net asset value, beginning of period	$11.82		$10.65	$9.90	$9.51	$8.71		$7.08
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.05	$0.03	$0.01	$0.03		$0.00	(w)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.13)		1.16	0.72	0.41	0.77		1.63
Total from investment operations	$(1.10)		$1.21	$0.75	$0.42	$0.80		$1.63
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.04)	$—	$(0.03)	$—		$—
From net realized gain on investments	(0.48)		—	—	—	—		—
Total distributions declared to shareholders	$(0.54)		$(0.04)	$—	$(0.03)	$—		$—
Net asset value, end of period	$10.18		$11.82	$10.65	$9.90	$9.51		$8.71
Total return (%) (k)(r)(s)	(9.49	)(n)	11.36	7.58	4.49	9.18	(b)	23.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84	(a)	0.86	0.87	0.90	0.86		0.88
Expenses after expense reductions (f)	0.84	(a)	0.86	0.87	0.90	0.86		N/A
Net investment income	0.64	(a)	0.47	0.33	0.09	0.37		0.04
Portfolio turnover	17		63	80	146	144		253
Net assets at end of period (000 Omitted)	$118,884		$148,096	$161,081	$176,463	$217,934		$199,674

See Notes to Financial Statements

9

Financial Highlights – continued

Service Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004		2003
	(unaudited)
Net asset value, beginning of period	$11.57		$10.43	$9.72	$9.34	$8.57		$6.99
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.02	$0.01	$(0.01)	$0.01		$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.11)		1.13	0.70	0.40	0.76		1.60
Total from investment operations	$(1.09)		$1.15	$0.71	$0.39	$0.77		$1.58
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.01)	$—	$(0.01)	$—		$—
From net realized gain on investments	(0.48)		—	—	—	—		—
Total distributions declared to shareholders	$(0.51)		$(0.01)	$—	$(0.01)	$—		$—
Net asset value, end of period	$9.97		$11.57	$10.43	$9.72	$9.34		$8.57
Total return (%) (k)(r)(s)	(9.59	)(n)	11.02	7.30	4.23	8.98	(b)	22.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.09	(a)	1.11	1.12	1.15	1.11		1.13
Expenses after expense reductions (f)	1.09	(a)	1.11	1.12	1.15	1.11		N/A
Net investment income (loss)	0.40	(a)	0.22	0.08	(0.15)	0.15		(0.21)
Portfolio turnover	17		63	80	146	144		253
Net assets at end of period (000 Omitted)	$255,857		$297,186	$300,026	$301,252	$260,794		$206,458

(a)	Annualized.

(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.

(d)	Per share data are based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

10

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Investors Growth Stock Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

11

Notes to Financial Statements (unaudited) – continued

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of June 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$340,004,880	$57,680,043	$—	$397,684,923
Other Financial Instruments	$—	$—	$—	$—

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury and federal agency obligations in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

At June 30, 2008, the value of securities loaned was $22,513,578. These loans were collateralized by cash of $22,547,002 and U.S. Treasury obligations of $512,604.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

12

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2008, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

12/31/07
Ordinary income (including any short-term capital gains)	$775,097

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/08
Cost of investments	$406,820,145
Gross appreciation	22,040,476
Gross depreciation	(31,175,698)
Net unrealized appreciation (depreciation)	$(9,135,222)

As of 12/31/07
Undistributed ordinary income	$1,384,142
Undistributed long-term capital gain	17,353,868
Other temporary differences	498
Net unrealized appreciation (depreciation)	32,258,773

The aggregate cost above includes prior fiscal year end tax adjustments.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $1.0 billion. This written agreement may be rescinded only upon consent of the fund’s Board of Trustees. For the six months ended June 30, 2008, the fund’s average daily net assets did not exceed $1.0 billion and therefore, the management fee was not reduced.

The management fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

13

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2008, the fee was $36,211, which equated to 0.0182% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2008, these costs amounted to $3.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.0150% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended June 30, 2008, the fee paid by the fund to Tarantino LLC was $1,181 and is included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund to Tarantino LLC in the amount of $1,169, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $68,913,951 and $94,254,359, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/08		Year ended 12/31/07
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	122,185	$1,325,934	428,076	$4,835,768
Service Class	1,769,087	18,876,875	2,208,069	24,826,216
	1,891,272	$20,202,809	2,636,145	$29,661,984
Shares issued to shareholders in reinvestment of distributions
Initial Class	590,644	$6,195,857	48,158	$523,958
Service Class	1,221,340	12,543,158	23,537	251,139
	1,811,984	$18,739,015	71,695	$775,097
Shares reacquired
Initial Class	(1,563,282)	$(16,960,238)	(3,073,141)	$(34,709,192)
Service Class	(3,011,242)	(32,030,974)	(5,328,671)	(58,905,654)
	(4,574,524)	$(48,991,212)	(8,401,812)	$(93,614,846)
Net change
Initial Class	(850,453)	$(9,438,447)	(2,596,907)	$(29,349,466)
Service Class	(20,815)	(610,941)	(3,097,065)	(33,828,299)
	(871,268)	$(10,049,388)	(5,693,972)	$(63,177,765)

14

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended June 30, 2008, the fund’s commitment fee and interest expense were $946 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

15

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2008 by clicking on the fund’s name under “Variable Insurance Portfolio - VIT” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

16

CONTACT US

Web site

mfs.com

Account service and literature

Shareholders

1-877-411-3325

9 a.m. to 5 p.m. Eastern Time

Investment professionals

1-800-637-8730

8 a.m. to 5 p.m. Eastern Time

Mailing address

MFS Service Center, Inc.

Attn: Institutional Alliance Services (IAS)

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS INVESTMENT MANAGEMENT

MFS® Investors Trust Series

MFS® Variable Insurance Trust

Semiannual report

6/30/08

VGI-SEM

MFS® INVESTORS TRUST SERIES

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

LETTER FROM THE CEO

Dear Contract Owners:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
TOTAL S.A., ADR	3.1%
Exxon Mobil Corp.	2.9%
Lockheed Martin Corp.	2.7%
Hess Corp.	2.6%
International Business Machines Corp.	2.5%
Roche Holding AG	2.1%
Intel Corp.	2.1%
Johnson & Johnson	2.0%
Nestle S.A.	2.0%
Procter & Gamble Co.	1.9%

Equity sectors
Energy	14.5%
Health Care	14.2%
Financial Services	14.0%
Consumer Staples	13.2%
Technology	11.9%
Utilities & Communications	7.3%
Industrial Goods & Services	7.0%
Leisure	4.4%
Basic Materials	4.4%
Retailing	4.2%
Special Products & Services	2.2%
Transportation	0.6%
Autos & Housing	0.6%

Percentages are based on net assets as of 6/30/08.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period, January 1, 2008 through June 30, 2008

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008 through June 30, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/08	Ending Account Value 6/30/08	Expenses Paid During Period (p) 1/01/08-6/30/08
Initial Class	Actual	0.82%	$1,000.00	$915.13	$3.90
	Hypothetical (h)	0.82%	$1,000.00	$1,020.79	$4.12
Service Class	Actual	1.07%	$1,000.00	$913.66	$5.09
	Hypothetical (h)	1.07%	$1,000.00	$1,019.54	$5.37

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

PORTFOLIO OF INVESTMENTS – 6/30/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.5%
Aerospace – 4.4%
Lockheed Martin Corp.	236,370	$23,320,260
United Technologies Corp.	246,030	15,180,051

		$38,500,311

Alcoholic Beverages – 1.6%
Diageo PLC	786,700	$14,460,446

Apparel Manufacturers – 1.2%
NIKE, Inc., “B”	179,900	$10,723,839

Automotive – 0.6%
Bayerische Motoren Werke AG	103,880	$4,987,062

Biotechnology – 3.5%
Amgen, Inc. (a)	173,950	$8,203,482
Genzyme Corp. (a)	212,940	15,335,939
Gilead Sciences, Inc. (a)	131,430	6,959,219

		$30,498,640

Broadcasting – 2.8%
News Corp., “A”	298,970	$4,496,509
Viacom, Inc., “B” (a)	205,205	6,266,961
Walt Disney Co.	440,600	13,746,720

		$24,510,190

Brokerage & Asset Managers – 2.6%
Charles Schwab Corp.	408,710	$8,394,903
Franklin Resources, Inc.	38,030	3,485,450
Goldman Sachs Group, Inc.	52,990	9,267,951
Lehman Brothers Holdings, Inc.	69,690	1,380,559

		$22,528,863

Business Services – 2.2%
Amdocs Ltd. (a)	394,570	$11,608,249
Visa, Inc., “A”	99,270	8,071,644

		$19,679,893

Chemicals – 2.0%
3M Co.	150,210	$10,453,114
PPG Industries, Inc.	121,670	6,980,208

		$17,433,322

Computer Software – 1.8%
Oracle Corp. (a)	766,350	$16,093,350

Computer Software – Systems – 4.1%
EMC Corp. (a)	961,230	$14,120,469
International Business Machines Corp.	186,370	22,090,436

		$36,210,905

Consumer Goods & Services – 5.0%
Colgate-Palmolive Co.	127,540	$8,813,014
International Flavors & Fragrances, Inc.	155,520	6,074,611
Procter & Gamble Co.	278,340	16,925,855
Reckitt Benckiser Group PLC	243,490	12,338,869

		$44,152,349

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – 1.8%
Danaher Corp. (l)	135,270	$10,456,371
Rockwell Automation, Inc.	125,350	5,481,556

		$15,937,927

Electronics – 4.3%
Intel Corp.	846,560	$18,184,109
National Semiconductor Corp.	318,460	6,541,168
Samsung Electronics Co. Ltd., GDR	38,382	11,254,447
SanDisk Corp. (a)	81,180	1,518,066

		$37,497,790

Energy – Independent – 0.7%
EOG Resources, Inc.	47,050	$6,172,960

Energy – Integrated – 9.8%
Exxon Mobil Corp.	291,160	$25,659,931
Hess Corp.	184,310	23,258,079
Marathon Oil Corp.	189,310	9,819,510
TOTAL S.A., ADR	323,730	27,604,457

		$86,341,977

Food & Beverages – 4.9%
General Mills, Inc.	168,090	$10,214,829
Nestle S.A.	384,850	17,417,203
PepsiCo, Inc.	241,461	15,354,505

		$42,986,537

Gaming & Lodging – 1.6%
Carnival Corp. (l)	225,120	$7,419,955
International Game Technology	112,240	2,803,755
Ladbrokes PLC	806,402	4,098,780

		$14,322,490

General Merchandise – 1.1%
Kohl’s Corp. (a)	118,000	$4,724,720
Macy’s, Inc.	273,700	5,315,254

		$10,039,974

Insurance – 3.1%
Genworth Financial, Inc., “A”	340,940	$6,072,141
MetLife, Inc.	253,660	13,385,638
Travelers Cos., Inc.	180,810	7,847,154

		$27,304,933

Machinery & Tools – 0.8%
Eaton Corp.	80,760	$6,862,177

Major Banks – 6.6%
Bank of America Corp.	378,880	$9,043,866
Bank of New York Mellon Corp.	343,263	12,985,639
JPMorgan Chase & Co.	454,710	15,601,100
State Street Corp.	235,030	15,039,570
Wells Fargo & Co.	207,140	4,919,575

		$57,589,750

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – 3.6%
Boston Scientific Corp. (a)	298,680	$3,670,777
Medtronic, Inc.	317,050	16,407,338
Zimmer Holdings, Inc. (a)	166,280	11,315,354

		$31,393,469

Natural Gas – Distribution – 1.0%
Questar Corp.	118,090	$8,389,114

Network & Telecom – 1.7%
Cisco Systems, Inc. (a)	454,462	$10,570,786
Nokia Corp., ADR	189,310	4,638,095

		$15,208,881

Oil Services – 4.0%
Halliburton Co.	197,790	$10,496,715
National Oilwell Varco, Inc. (a)	124,660	11,059,835
Noble Corp.	204,030	13,253,789

		$34,810,339

Other Banks & Diversified Financials – 1.7%
American Express Co.	192,690	$7,258,632
New York Community Bancorp, Inc. (l)	71,490	1,275,382
Sovereign Bancorp, Inc.	929,660	6,842,298

		$15,376,312

Pharmaceuticals – 7.1%
Abbott Laboratories	310,850	$16,465,725
Johnson & Johnson	276,306	17,777,528
Merck & Co., Inc.	238,740	8,998,111
Roche Holding AG	104,240	18,734,256

		$61,975,620

Specialty Chemicals – 2.4%
Linde AG	74,340	$10,426,244
Praxair, Inc.	108,770	10,250,485

		$20,676,729

Specialty Stores – 1.9%
Nordstrom, Inc. (l)	184,550	$5,591,865
Staples, Inc.	465,975	11,066,906

		$16,658,771

Telecommunications – Wireless – 1.3%
America Movil S.A.B. de C.V., “L”, ADR	55,420	$2,923,405
Rogers Communications, Inc., “B”	217,520	8,455,846

		$11,379,251

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telephone Services – 1.9%
AT&T, Inc.	493,780	$16,635,448

Tobacco – 1.7%
Altria Group, Inc.	217,630	$4,474,473
Philip Morris International, Inc.	217,630	10,748,746

		$15,223,219

Trucking – 0.6%
FedEx Corp. (l)	67,020	$5,280,506

Utilities – Electric Power – 3.1%
Entergy Corp.	50,560	$6,091,469
Exelon Corp.	154,960	13,940,202
FPL Group, Inc.	108,510	7,116,086

		$27,147,757

Total Common Stocks (Identified Cost, $813,831,368)		$864,991,101

SHORT-TERM OBLIGATIONS – 1.5%
Toyota Motor Credit Corp., 2.57%, due 7/01/08, at Amortized Cost and Value (y)	$13,412,000	$13,412,000

COLLATERAL FOR SECURITIES LOANED – 1.9%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	16,159,026	$16,159,026

Total Investments (Identified Cost, $843,402,394)		$894,562,127

OTHER ASSETS, LESS LIABILITIES – (1.9)%		(16,753,623)

Net Assets – 100.0%		$877,808,504

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

GDR	Global Depository Receipt

See Notes to Financial Statements

5

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/08
Assets
Investments, at value, including $15,905,176 of securities on loan (identified cost, $843,402,394)	$894,562,127
Cash	854
Receivable for investments sold	6,269,783
Receivable for fund shares sold	19,144
Interest and dividends receivable	740,901
Other assets	5,994
Total assets		$901,598,803
Liabilities
Payable for investments purchased	$6,341,413
Payable for fund shares reacquired	1,036,209
Collateral for securities loaned, at value (c)	16,159,026
Payable to affiliates
Management fee	72,387
Shareholder servicing costs	1,524
Distribution fees	1,554
Administrative services fee	1,294
Payable for independent trustees’ compensation	2,690
Accrued expenses and other liabilities	174,202
Total liabilities		$23,790,299
Net assets		$877,808,504
Net assets consist of
Paid-in capital	$824,257,841
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	51,159,710
Accumulated distributions in excess of net realized gain on investments and foreign currency transactions	(3,136,025)
Undistributed net investment income	5,526,978
Net assets		$877,808,504
Shares of beneficial interest outstanding		43,861,108
Initial Class shares
Net assets	$821,209,541
Shares outstanding	41,021,855
Net asset value per share		$20.02
Service Class shares
Net assets	$56,598,963
Shares outstanding	2,839,253
Net asset value per share		$19.93

(c)	Non-cash collateral is not included.

See Notes to Financial Statements

6

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/08
Net investment income
Income
Dividends	$9,399,753
Interest	311,632
Foreign taxes withheld	(320,483)
Total investment income		$9,390,902
Expenses
Management fee	$3,451,521
Distribution fees	74,881
Shareholder servicing costs	83,607
Administrative services fee	61,451
Independent trustees’ compensation	10,239
Custodian fee	87,588
Shareholder communications	47,042
Auditing fees	22,924
Legal fees	7,450
Miscellaneous	19,487
Total expenses		$3,866,190
Reduction of expenses by investment adviser	(2,685)
Net expenses		$3,863,505
Net investment income		$5,527,397
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$(106,983)
Foreign currency transactions	1,397
Net realized gain (loss) on investments and foreign currency transactions		$(105,586)
Change in unrealized appreciation (depreciation)
Investments	$(88,550,915)
Translation of assets and liabilities in foreign currencies	(12,504)
Net unrealized gain (loss) on investments and foreign currency translation		$(88,563,419)
Net realized and unrealized gain (loss) on investments and foreign currency		$(88,669,005)
Change in net assets from operations		$(83,141,608)

See Notes to Financial Statements

7

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/08	Year ended 12/31/07
Change in net assets	(unaudited )
From operations
Net investment income	$5,527,397	$6,851,566
Net realized gain (loss) on investments and foreign currency transactions	(105,586)	57,196,082
Net unrealized gain (loss) on investments and foreign currency translation	(88,563,419)	28,642,720
Change in net assets from operations	$(83,141,608)	$92,690,368
Distributions declared to shareholders
From net investment income
Initial Class	$(6,561,488)	$(7,157,401)
Service Class	(283,355)	(464,570)
From net realized gain on investments
Initial Class	(54,177,539)	(7,259,502)
Service Class	(3,804,248)	(674,416)
Total distributions declared to shareholders	$(64,826,630)	$(15,555,889)
Change in net assets from fund share transactions	$43,438,010	$4,644,431
Total change in net assets	$(104,530,228)	$81,778,910
Net assets
At beginning of period	982,338,732	900,559,822
At end of period (including undistributed net investment income of $5,526,978 and $6,844,424, respectively)	$877,808,504	$982,338,732

See Notes to Financial Statements

8

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$23.52		$21.69	$19.29	$18.08	$16.34	$13.47
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.17	$0.19	$0.10	$0.11	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	(2.05)		2.04	2.31	1.21	1.73	2.86
Total from investment operations	$(1.92)		$2.21	$2.50	$1.31	$1.84	$2.97
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.19)	$(0.10)	$(0.10)	$(0.10)	$(0.10)
From net realized gain on investments	(1.41)		(0.19)	—	—	—	—
Total distributions declared to shareholders	$(1.58)		$(0.38)	$(0.10)	$(0.10)	$(0.10)	$(0.10)
Net asset value, end of period	$20.02		$23.52	$21.69	$19.29	$18.08	$16.34
Total return (%) (k)(r)(s)	(8.49	)(n)	10.31	12.99	7.31	11.36 (b)	22.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.85	0.86	0.88	0.86	0.87
Expenses after expense reductions (f)	0.82	(a)	0.85	0.86	0.88	0.86	N/A
Net investment income	1.22	(a)	0.74	0.93	0.55	0.68	0.78
Portfolio turnover	16		37	46	55	89	88
Net assets at end of period (000 Omitted)	$821,210		$917,158	$820,583	$722,738	$631,827	$481,914

See Notes to Financial Statements

9

Financial Highlights – continued

Service Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$23.39		$21.57	$19.19	$17.99	$16.26	$13.41
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.11	$0.14	$0.06	$0.07	$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	(2.05)		2.03	2.29	1.20	1.73	2.84
Total from investment operations	$(1.95)		$2.14	$2.43	$1.26	$1.80	$2.92
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.13)	$(0.05)	$(0.06)	$(0.07)	$(0.07)
From net realized gain on investments	(1.41)		(0.19)	—	—	—	—
Total distributions declared to shareholders	$(1.51)		$(0.32)	$(0.05)	$(0.06)	$(0.07)	$(0.07)
Net asset value, end of period	$19.93		$23.39	$21.57	$19.19	$17.99	$16.26
Total return (%) (k)(r)(s)	(8.63	)(n)	10.03	12.69	7.02	11.12 (b)	21.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	(a)	1.11	1.11	1.13	1.11	1.12
Expenses after expense reductions (f)	1.07	(a)	1.11	1.11	1.13	1.11	N/A
Net investment income	0.97	(a)	0.49	0.69	0.31	0.42	0.53
Portfolio turnover	16		37	46	55	89	88
Net assets at end of period (000 Omitted)	$56,599		$65,180	$79,976	$79,688	$76,169	$74,010

(a)	Annualized.

(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.

(d)	Per share data are based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

10

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Investors Trust Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

11

Notes to Financial Statements (unaudited) – continued

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of June 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$788,690,997	$105,871,130	$—	$894,562,127
Other Financial Instruments	$—	$—	$—	$—

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury and federal agency obligations in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

At June 30, 2008, the value of securities loaned was $15,905,176. These loans were collateralized by cash of $16,159,026 and U.S. Treasury obligations of $117,087.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

12

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2008, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

12/31/07
Ordinary income (including any short-term capital gains)	$7,621,971
Long-term capital gain	7,933,918
Total distributions	$15,555,889

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/08
Cost of investments	$846,431,865
Gross appreciation	119,532,516
Gross depreciation	(71,402,254)
Net unrealized appreciation (depreciation)	$48,130,262

As of 12/31/07
Undistributed ordinary income	9,435,631
Undistributed long-term capital gain	55,389,612
Other temporary differences	12,481
Net unrealized appreciation (depreciation)	136,681,177

The aggregate cost above includes prior fiscal year end tax adjustments.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund’s average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $1.0 billion. This written agreement may be rescinded only upon consent of the fund’s Board of Trustees. For the six months ended June 30, 2008, the fund’s average daily net assets did not exceed $1.0 billion and therefore, the management fee was not reduced.

13

Notes to Financial Statements (unaudited) – continued

The management fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2008, the fee was $83,607, which equated to 0.0182% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2008, the fund did not incur any out-of-pocket expenses.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.0134% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended June 30, 2008, the fee paid by the fund to Tarantino LLC was $2,709 and is included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund to Tarantino LLC in the amount of $2,685, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $148,250,904 and $166,100,928, respectively.

14

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/08		Year ended 12/31/07
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,301,967	$28,595,537	3,920,733	$89,108,009
Service Class	171,393	3,718,389	158,984	3,589,880
	1,473,360	$32,313,926	4,079,717	$92,697,889
Shares issued to shareholders in reinvestment of distributions
Initial Class	2,893,713	$60,739,027	656,507	$14,416,903
Service Class	195,486	4,087,603	52,056	1,138,986
	3,089,199	$64,826,630	708,563	$15,555,889
Shares reacquired
Initial Class	(2,161,851)	$(46,908,147)	(3,421,386)	$(78,057,415)
Service Class	(314,083)	(6,794,399)	(1,132,604)	(25,551,932)
	(2,475,934)	$(53,702,546)	(4,553,990)	$(103,609,347)
Net change
Initial Class	2,033,829	$42,426,417	1,155,854	$25,467,497
Service Class	52,796	1,011,593	(921,564)	(20,823,066)
	2,086,625	$43,438,010	234,290	$4,644,431

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended June 30, 2008, the fund’s commitment fee and interest expense were $2,082 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

15

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2008 by clicking on the fund’s name under ‘‘Variable Insurance Portfolios - VIT’’ in the ‘‘Products and Performance’’ section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

16

CONTACT US

Web site

mfs.com

Account service and literature

Shareholders

1-877-411-3325

9 a.m. to 5 p.m. Eastern Time

Investment professionals

1-800-637-8730

8 a.m. to 5 p.m. Eastern Time

Mailing address

MFS Service Center, Inc.

Attn: Institutional Alliance Services (IAS)

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® INVESTMENT MANAGEMENT

MFS® Mid Cap Growth Series

MFS® Variable Insurance Trust
Semiannual report

6/30/08
VMG-SEM

MFS® MID CAP GROWTH SERIES

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

LETTER FROM THE CEO

Dear Contract Owners:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Noble Corp.	3.0%
Cleveland-Cliffs, Inc.	2.7%
Nuance Communications, Inc.	2.6%
Allergan, Inc.	2.1%
Williams Cos., Inc.	2.0%
Eaton Corp.	2.0%
Cameron International Corp.	1.9%
Synopsys, Inc.	1.9%
Flextronics International Ltd.	1.9%
TETRA Technologies, Inc.	1.9%

Equity sectors
Energy	16.4%
Technology	16.2%
Health Care	12.5%
Industrial Goods & Services	9.2%
Financial Services	7.6%
Basic Materials	7.0%
Retailing	6.2%
Utilities & Communications	6.1%
Leisure	4.9%
Special Products & Services	4.9%
Consumer Staples	3.6%
Transportation	1.4%
Autos & Housing	1.4%

Percentages are based on net assets as of 6/30/08.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2008 through June 30, 2008

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008 through June 30, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/08	Ending Account Value 6/30/08	Expenses Paid During Period (p) 1/01/08-6/30/08
Initial Class	Actual	0.87%	$1,000.00	$930.31	$4.18
	Hypothetical (h)	0.87%	$1,000.00	$1,020.54	$4.37
Service Class	Actual	1.12%	$1,000.00	$930.32	$5.38
	Hypothetical (h)	1.12%	$1,000.00	$1,019.29	$5.62

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

PORTFOLIO OF INVESTMENTS – 6/30/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 97.4%
Aerospace – 0.5%
Goodrich Corp.	19,620	$931,165

Airlines – 0.5%
Copa Holdings S.A., “A”	37,180	$1,046,989

Alcoholic Beverages – 1.2%
Molson Coors Brewing Co.	42,750	$2,322,608

Apparel Manufacturers – 1.4%
Phillips-Van Heusen Corp.	59,260	$2,170,101
Quiksilver, Inc. (a)	66,260	650,673

		$2,820,774

Automotive – 1.4%
Autoliv, Inc.	24,630	$1,148,251
BorgWarner Transmission Systems, Inc.	17,560	779,313
Goodyear Tire & Rubber Co. (a)	49,750	887,043

		$2,814,607

Biotechnology – 2.4%
Cubist Pharmaceuticals, Inc. (a)(l)	62,430	$1,115,000
Genzyme Corp. (a)	34,450	2,481,089
Invitrogen Corp. (a)(l)	29,210	1,146,785

		$4,742,874

Brokerage & Asset Managers – 1.9%
Affiliated Managers Group, Inc. (a)(l)	15,530	$1,398,632
CME Group, Inc. (l)	1,920	735,725
Invesco Ltd.	30,380	728,512
TD AMERITRADE Holding Corp. (a)(l)	49,730	899,616

		$3,762,485

Business Services – 3.7%
Amdocs Ltd. (a)	88,090	$2,591,608
MasterCard, Inc., “A” (l)	3,660	971,803
Satyam Computer Services Ltd., ADR (l)	127,720	3,131,694
Visa, Inc., “A”	8,570	696,827

		$7,391,932

Cable TV – 0.5%
Dish Network Corp., “A” (a)	34,570	$1,012,210

Chemicals – 1.7%
Intrepid Potash, Inc. (a)	19,990	$1,314,942
PPG Industries, Inc. (l)	35,480	2,035,488

		$3,350,430

Computer Software – 7.4%
Akamai Technologies, Inc. (a)	27,840	$968,554
McAfee, Inc. (a)	35,200	1,197,856
MicroStrategy, Inc., “A” (a)	28,130	1,821,418
Salesforce.com, Inc. (a)	48,920	3,337,812
Synopsys, Inc. (a)	156,710	3,746,933
VeriSign, Inc. (a)	95,870	3,623,886

		$14,696,459

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Goods & Services – 1.2%
New Oriental Education & Technology Group, Inc., ADR (a)(l)	17,340	$1,013,003
Priceline.com, Inc. (a)(l)	12,510	1,444,405

		$2,457,408

Electrical Equipment – 1.9%
Baldor Electric Co. (l)	28,060	$981,539
Rockwell Automation, Inc.	28,140	1,230,562
WESCO International, Inc. (a)(l)	39,620	1,586,385

		$3,798,486

Electronics – 5.7%
First Solar, Inc. (a)	4,240	$1,156,757
Flextronics International Ltd. (a)	394,380	3,707,170
Hittite Microwave Corp. (a)	21,860	778,653
Intersil Corp., “A”	86,180	2,095,898
MEMC Electronic Materials, Inc. (a)	27,890	1,716,351
National Semiconductor Corp.	95,290	1,957,257

		$11,412,086

Energy – Independent – 2.7%
CONSOL Energy, Inc.	32,900	$3,696,973
Peabody Energy Corp. (l)	12,490	1,099,745
Tesoro Corp. (l)	24,750	489,308

		$5,286,026

Energy – Integrated – 2.3%
Hess Corp.	19,410	$2,449,348
Marathon Oil Corp.	20,610	1,069,041
Murphy Oil Corp.	11,700	1,147,185

		$4,665,574

Engineering – Construction – 0.9%
Fluor Corp.	9,220	$1,715,658

Food & Beverages – 0.7%
General Mills, Inc.	22,360	$1,358,817

Gaming & Lodging – 1.1%
International Game Technology (l)	84,850	$2,119,553

General Merchandise – 1.8%
Family Dollar Stores, Inc. (l)	103,350	$2,060,799
Kohl’s Corp. (a)	23,300	932,932
Stage Stores, Inc.	50,540	589,802

		$3,583,533

Health Maintenance Organizations – 2.4%
CIGNA Corp.	82,310	$2,912,951
Coventry Health Care, Inc. (a)	62,770	1,909,463

		$4,822,414

Insurance – 2.4%
Aspen Insurance Holdings Ltd.	45,550	$1,078,168
Genworth Financial, Inc., “A”	120,180	2,140,406
Max Capital Group Ltd. (l)	69,440	1,481,155

		$4,699,729

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Leisure & Toys – 1.8%
Activision, Inc. (a)	24,700	$841,529
Electronic Arts, Inc. (a)	63,730	2,831,524

		$3,673,053

Machinery & Tools – 5.9%
Cummins, Inc.	54,730	$3,585,910
Eaton Corp.	45,810	3,892,476
Kennametal, Inc.	27,390	891,545
Timken Co.	103,770	3,418,184

		$11,788,115

Major Banks – 0.8%
UnionBanCal Corp. (l)	38,530	$1,557,383

Medical & Health Technology & Services – 0.9%
Express Scripts, Inc. (a)	14,020	$879,334
Patterson Cos., Inc. (a)	28,120	826,447

		$1,705,781

Medical Equipment – 3.1%
Advanced Medical Optics, Inc. (a)(l)	65,400	$1,225,596
St. Jude Medical, Inc. (a)	45,000	1,839,600
Zimmer Holdings, Inc. (a)	45,990	3,129,620

		$6,194,816

Metals & Mining – 4.3%
Century Aluminum Co. (a)(l)	18,760	$1,247,352
Cleveland-Cliffs, Inc.	44,560	5,311,104
United States Steel Corp.	10,340	1,910,625

		$8,469,081

Natural Gas – Distribution – 1.1%
Questar Corp.	30,510	$2,167,430

Natural Gas – Pipeline – 3.2%
El Paso Corp. (l)	102,340	$2,224,872
Williams Cos., Inc.	100,570	4,053,974

		$6,278,846

Network & Telecom – 0.5%
Juniper Networks, Inc. (a)	46,440	$1,030,039

Oil Services – 11.4%
Cameron International Corp. (a)	69,450	$3,844,058
ENSCO International, Inc. (l)	19,130	1,544,556
Helix Energy Solutions Group, Inc. (a)(l)	24,540	1,021,846
National Oilwell Varco, Inc. (a)	34,180	3,032,450
Noble Corp.	91,260	5,928,250
Pride International, Inc. (a)	74,430	3,519,795
TETRA Technologies, Inc. (a)	156,120	3,701,605

		$22,592,560

Other Banks & Diversified Financials – 1.7%
East West Bancorp, Inc. (l)	98,220	$693,433
Northern Trust Corp.	20,070	1,376,200
Sovereign Bancorp, Inc.	189,900	1,397,664

		$3,467,297

Personal Computers & Peripherals – 2.6%
Nuance Communications, Inc. (a)(l)	327,060	$5,125,030

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Pharmaceuticals – 3.7%
Allergan, Inc.	79,880	$4,157,754
Endo Pharmaceuticals Holdings, Inc. (a)	43,710	1,057,345
Sepracor, Inc. (a)(l)	41,120	819,110
United Therapeutics Corp. (a)	14,080	1,376,320

		$7,410,529

Railroad & Shipping – 0.9%
Kirby Corp. (a)	37,260	$1,788,480

Real Estate – 0.8%
Kilroy Realty Corp., REIT (l)	19,670	$925,080
Mack-Cali Realty Corp., REIT	21,630	739,097

		$1,664,177

Restaurants – 1.5%
Panera Bread Co., “A” (a)(l)	13,550	$626,823
Red Robin Gourmet Burgers, Inc. (a)(l)	22,510	624,427
YUM! Brands, Inc.	51,440	1,805,030

		$3,056,280

Specialty Chemicals – 1.0%
Airgas, Inc.	33,000	$1,926,870

Specialty Stores – 3.0%
Advance Auto Parts, Inc.	26,100	$1,013,463
Ethan Allen Interiors, Inc. (l)	34,990	860,754
O’Reilly Automotive, Inc. (a)	31,800	710,730
Pier 1 Imports, Inc. (a)(l)	185,410	637,810
Ross Stores, Inc.	35,980	1,278,010
Tiffany & Co. (l)	13,510	550,533
TJX Cos., Inc.	27,580	867,943

		$5,919,243

Telephone Services – 0.7%
Embarq Corp.	31,570	$1,492,314

Tobacco – 1.7%
Lorillard, Inc. (a)	50,350	$3,482,206

Utilities – Electric Power – 1.1%
NRG Energy, Inc. (a)	52,700	$2,260,830

Total Common Stocks (Identified Cost, $188,608,361)		$193,862,177

SHORT-TERM OBLIGATIONS – 2.9%
Toyota Motor Credit Corp., 2.57%, due 7/01/08, at Amortized Cost and Value (y)	$5,692,000	$5,692,000

COLLATERAL FOR SECURITIES LOANED – 14.7%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	29,307,843	$29,307,843

Total Investments (Identified Cost, $223,608,204)		$228,862,020

OTHER ASSETS, LESS LIABILITIES – (15.0)%		(29,890,320)

Net Assets – 100.0%		$198,971,700

5

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

REIT	Real Estate Investment Trust

See Notes to Financial Statements

6

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/08
Assets
Investments, at value, including $31,174,519 of securities on loan (identified cost, $223,608,204)	$228,862,020
Cash	545
Receivable for investments sold	2,772,677
Receivable for fund shares sold	13,295
Interest and dividends receivable	105,606
Other assets	1,701
Total assets		$231,755,844
Liabilities
Payable for investments purchased	$1,652,966
Payable for fund shares reacquired	1,704,982
Collateral for securities loaned, at value (c)	29,307,843
Payable to affiliates
Management fee	16,490
Shareholder servicing costs	303
Distribution fees	1,171
Administrative services fee	392
Payable for independent trustees’ compensation	1,623
Accrued expenses and other liabilities	98,374
Total liabilities		$32,784,144
Net assets		$198,971,700
Net assets consist of
Paid-in capital	$189,603,527
Unrealized appreciation (depreciation) on investments and translations of assets and liabilities in foreign currencies	5,253,816
Accumulated net realized gain (loss) on investments and foreign currency transactions	4,008,886
Undistributed net investment income	105,471
Net assets		$198,971,700
Shares of beneficial interest outstanding		31,826,009
Initial Class shares
Net assets	$157,429,780
Shares outstanding	25,065,888
Net asset value per share		$6.28
Service Class shares
Net assets	$41,541,920
Shares outstanding	6,760,121
Net asset value per share		$6.15

(c)	Non-cash collateral is not included.

See Notes to Financial Statements

7

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/08
Net investment income
Income
Dividends	$865,348
Income on securities loaned	92,025
Interest	57,383
Total investment income		$1,014,756
Expenses
Management fee	$737,774
Distribution fees	53,620
Shareholder servicing costs	17,891
Administrative services fee	17,635
Independent trustees’ compensation	5,490
Custodian fee	24,373
Shareholder communications	20,189
Auditing fees	22,910
Legal fees	1,913
Miscellaneous	8,062
Total expenses		$909,857
Reduction of expenses by investment adviser	(572)
Net expenses		$909,285
Net investment income		$105,471
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis) on investment transactions	$4,654,410
Change in unrealized appreciation (depreciation) on investments	$(20,809,149)
Net realized and unrealized gain (loss) on investments		$(16,154,739)
Change in net assets from operations		$(16,049,268)

See Notes to Financial Statements

8

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/08 (unaudited )	Year ended 12/31/07
Change in net assets
From operations
Net investment income (loss)	$105,471	$(373,281)
Net realized gain (loss) on investments and foreign currency transactions	4,654,410	23,240,055
Net unrealized gain (loss) on investments and foreign currency translation	(20,809,149)	(8,715)
Change in net assets from operations	$(16,049,268)	$22,858,059
Distributions declared to shareholders
From net investment income
Initial Class	$—	$(361,595)
From net realized gain on investments
Initial Class	(17,937,409)	(7,696,033)
Service Class	(5,186,563)	(1,920,387)
Total distributions declared to shareholders	$(23,123,972)	$(9,978,015)
Change in net assets from fund share transactions	$16,888,103	$(24,236,624)
Total change in net assets	$(22,285,137)	$(11,356,580)
Net assets
At beginning of period	221,256,837	232,613,417
At end of period (including undistributed net investment income of $105,471 and $0, respectively)	$198,971,700	$221,256,837

See Notes to Financial Statements

9

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$7.66		$7.25	$7.30	$7.08	$6.18	$4.51
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$(0.01)	$0.01	$(0.03)	$(0.04)	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.54)		0.71	0.18	0.25	0.94	1.69
Total from investment operations	$(0.53)		$0.70	$0.19	$0.22	$0.90	$1.67
Less distributions declared to shareholders
From net investment income	$—		$(0.01)	$—	$—	$—	$—
From net realized gain on investments	(0.85)		(0.28)	(0.24)	—	—	—
Total distributions declared to shareholders	$(0.85)		$(0.29)	$(0.24)	$—	$—	$—
Net asset value, end of period	$6.28		$7.66	$7.25	$7.30	$7.08	$6.18
Total return (%) (k)(r)(s)	(6.97	)(n)	9.82	2.55	3.11	14.56	37.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87	(a)	0.91	0.90	0.92	0.87	0.91
Expenses after expense reductions (f)	0.87	(a)	0.91	0.89	0.92	0.87	0.89
Net investment income (loss)	0.16	(a)	(0.10)	0.19	(0.40)	(0.56)	(0.45)
Portfolio turnover	49		91	141	86	83	86
Net assets at end of period (000 Omitted)	$157,430		$173,048	$190,684	$216,765	$221,192	$165,102

See Notes to Financial Statements

10

Financial Highlights – continued

Service Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006		2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$7.52		$7.13	$7.20		$7.00	$6.12	$4.48
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$(0.03)	$(0.00	)(w)	$(0.04)	$(0.05)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.52)		0.70	0.17		0.24	0.93	1.68
Total from investment operations	$(0.52)		$0.67	$0.17		$0.20	$0.88	$1.64
Less distributions declared to shareholders
From net realized gain on investments	$(0.85)		$(0.28)	$(0.24)		$—	$—	$—
Net asset value, end of period	$6.15		$7.52	$7.13		$7.20	$7.00	$6.12
Total return (%) (k)(r)(s)	(6.97	)(n)	9.51	2.30		2.86	14.38	36.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.12	(a)	1.16	1.15		1.17	1.12	1.16
Expenses after expense reductions (f)	1.12	(a)	1.16	1.15		1.17	1.12	1.14
Net investment loss	(0.09	)(a)	(0.35)	(0.02)		(0.66)	(0.81)	(0.70)
Portfolio turnover	49		91	141		86	83	86
Net assets at end of period (000 Omitted)	$41,542		$48,209	$41,929		$40,116	$49,849	$46,588

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

11

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Mid Cap Growth Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

12

Notes to Financial Statements (unaudited) – continued

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of June 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$193,862,177	$34,999,843	$—	$228,862,020
Other Financial Instruments	$—	$—	$—	$—

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury and federal agency obligations in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is separately reported on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

At June 30, 2008, the value of securities loaned was $31,174,519. These loans were collateralized by cash of $29,307,843 and U.S. Treasury obligations of $2,658,831.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

13

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2008, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses and wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

12/31/07
Ordinary income (including any short-term capital gains)	$3,918,982
Long-term capital gain	6,059,033
Total distributions	$9,978,015

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/08
Cost of investments	$224,252,719
Gross appreciation	25,119,484
Gross depreciation	(20,510,183)
Net unrealized appreciation (depreciation)	$4,609,301
As of 12/31/07
Undistributed ordinary income	252,235
Undistributed long-term capital gain	22,870,728
Net unrealized appreciation (depreciation)	25,418,450

The aggregate cost above includes prior fiscal year end tax adjustments.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund’s average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.70% of average daily net assets in excess of $1 billion. This written agreement may be rescinded only

14

Notes to Financial Statements (unaudited) – continued

upon consent of the fund’s Board of Trustees. For the six months ended June 30, 2008, the fund’s average daily net assets did not exceed $1 billion and therefore, the management fee was not reduced.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2008, the fee was $17,877, which equated to 0.0182% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2008, these costs amounted to $14.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.0179% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended June 30, 2008, the fee paid by the fund to Tarantino LLC was $579 and is included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund to Tarantino LLC in the amount of $572, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $95,005,751 and $100,100,740, respectively.

15

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/08		Year ended 12/31/07
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	2,190,375	$14,525,839	4,234,333	$32,366,469
Service Class	490,439	3,241,311	2,611,373	19,557,977
	2,680,814	$17,767,150	6,845,706	$51,924,446
Shares issued to shareholders in reinvestment of distributions
Initial Class	2,838,198	$17,937,409	1,081,561	$8,057,628
Service Class	837,894	5,186,563	261,990	1,920,387
	3,676,092	$23,123,972	1,343,551	$9,978,015
Shares reacquired
Initial Class	(2,560,130)	$(17,498,988)	(9,008,183)	$(68,509,129)
Service Class	(978,798)	(6,504,031)	(2,342,074)	(17,629,956)
	(3,538,928)	$(24,003,019)	(11,350,257)	$(86,139,085)
Net change
Initial Class	2,468,443	$14,964,260	(3,692,289)	$(28,085,032)
Service Class	349,535	1,923,843	531,289	3,848,408
	2,817,978	$16,888,103	(3,161,000)	$(24,236,624)

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended June 30, 2008, the fund’s commitment fee and interest expense were $485 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

16

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2008 by clicking on the fund’s name under “Variable Insurance Portfolios - VIT” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

17

CONTACT US

Web site

mfs.com

Account service and literature

Shareholders

1-877-411-3325

9 a.m. to 5 p.m. Eastern Time

Investment professionals

1-800-637-8730

8 a.m. to 5 p.m. Eastern Time

Mailing address

MFS Service Center, Inc.

Attn: Institutional Alliance Services (IAS)

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® Money Market Series

MFS® Variable Insurance Trust

Semiannual report

6/30/08

VMM-SEM

MFS® MONEY MARKET SERIES

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

LETTER FROM THE CEO

Dear Contract Owners:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (u)

Short-term credit quality (q)
Average Credit Quality Short-Term Bonds (a)	A-1
All holdings are rated “A-1”

Maturity breakdown (u)
0 - 29 Days	47.9%
30 - 59 Days	19.8%
60 - 89 Days	15.5%
90 - 366 Days	17.6%
Other Assets Less Liabilities	(0.8)%

(a)	The average credit quality is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.

(q)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. If not rated by any of the three agencies, the security is considered Not Rated. U.S. Treasuries and U.S. Agency securities are included in the “A-1”-rating category. Percentages are based on the total market value of investments as of 6/30/08.

(u)	For purposes of this presentation, accrued interest, where applicable, is included.

From time to time “Other Assets Less Liabilities” may be negative due to timing of cash receipts.

Percentages are based on net assets as of 06/30/08, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2008 through June 30, 2008

As a contract holder of the fund, you incur ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008 through June 30, 2008.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/08	Ending Account Value 6/30/08	Expenses Paid During Period (p) 1/01/08-6/30/08
Initial Class	Actual	0.60%	$1,000.00	$1,013.15	$3.00
	Hypothetical (h)	0.60%	$1,000.00	$1,021.88	$3.02

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

PORTFOLIO OF INVESTMENTS – 6/30/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

CERTIFICATES OF DEPOSIT – 4.0%
Major Banks – 4.0%
Societe Generale (NY), 2.72%, due 8/12/08, at Amortized Cost and Value	$89,000	$89,000

COMMERCIAL PAPER (y) – 50.9%
Automotive – 3.9%
Toyota Motor Credit Corp., 2.57%, due 7/01/08	$89,000	$89,000

Brokerage & Asset Managers – 4.0%
Merrill Lynch & Co., Inc., 2.88%, due 7/01/08	$90,000	$90,000

Financial Institutions – 19.9%
American Express Credit Corp., 2.5%, due 7/01/08	$89,000	$89,000
American General Finance Corp., 2.58%, due 8/08/08	90,000	89,755
Cargill, Inc., 2.32%, due 7/30/08 (t)	89,000	88,834
General Electric Capital Corp., 2.33%, due 7/29/08	90,000	89,837
Swedbank AB, 2.78%, due 7/03/08	90,000	89,986

		$447,412

Food & Beverages – 7.2%
Archer Daniels Midland Co., 2.13%, due 7/14/08 (t)	$90,000	$89,931
Coca-Cola Co., 2.03%, due 7/10/08 (t)	72,000	71,963

		$161,894

Major Banks – 7.9%
Bank of America Corp., 2.42%, due 8/01/08	$89,000	$88,814
JPMorgan Chase & Co., 2.2%, due 7/01/08	90,000	90,000

		$178,814

Other Banks & Diversified Financials – 8.0%
Citigroup Funding Inc., 2.67%, due 9/02/08	$90,000	$89,579
Svenska Handelsbanken, Inc., 2.52%, due 7/11/08	90,000	89,937

		$179,516

Total Commercial Paper, at Amortized Cost and Value		$1,146,636

Issuer	Shares/Par	Value ($)

U.S. GOVERNMENT AGENCIES (y) – 41.5%
Fannie Mae, 2.1%, due 8/29/08	$100,000	$99,656
Fannie Mae, 1.7%, due 9/10/08	60,000	59,799
Federal Home Loan Bank, 2.37%, due 9/17/08	100,000	99,487
Federal Home Loan Bank, 2.1%, due 10/03/08	100,000	99,452
Federal Home Loan Bank, 2.45%, due 10/03/08	100,000	99,360
Federal Home Loan Bank, 2.24%, due 11/21/08	100,000	99,110
Federal Home Loan Bank, 2.7%, due 12/24/08	100,000	98,680
Freddie Mac, 2.521%, due 7/28/08	100,000	99,811
Freddie Mac, 2.16%, due 8/08/08	80,000	79,818
Freddie Mac, 2.09%, due 9/22/08	100,000	99,518

Total U.S. Government Agencies, at Amortized Cost and Value		$934,691

REPURCHASE AGREEMENTS – 4.4%
Merrill Lynch & Co., 2.50%, dated 6/30/08, due 7/01/08 total to be received $100,007 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account), at Cost	$100,000	$100,000

Total Investments, at Amortized Cost and Value		$2,270,327

OTHER ASSETS, LESS LIABILITIES – (0.8)%		(18,400)

Net Assets – 100.0%		$2,251,927

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.

(y)	The rate shown represents an annualized yield at time of purchase.

See Notes to Financial Statements

4

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/08
Assets
Investments, at amortized cost and value	$2,270,327
Cash	30
Receivable for fund shares sold	219
Interest receivable	128
Receivable from investment adviser	5,870
Other assets	103
Total assets		$2,276,677
Liabilities
Payable to affiliates
Management fee	$123
Shareholder servicing costs	12
Administrative services fee	192
Payable for independent trustees’ compensation	292
Accrued expenses and other liabilities	24,131
Total liabilities		$24,750
Net assets		$2,251,927
Net assets consist of
Paid-in capital	$2,252,056
Accumulated net realized gain (loss) on investments	(172)
Undistributed net investment income	43
Net assets		$2,251,927
Shares of beneficial interest outstanding		2,252,056
Initial Class shares
Net assets	$2,251,927
Shares outstanding	2,252,056
Net asset value per share		$1.00

See Notes to Financial Statements

5

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/08
Net investment income
Interest income		$35,924
Expenses
Management fee	$5,561
Shareholder servicing costs	206
Administrative services fee	8,727
Independent trustees’ compensation	635
Custodian fee	3,827
Shareholder communications	2,131
Auditing fees	14,899
Legal fees	105
Miscellaneous	2,644
Total expenses		$38,735
Reduction of expenses by investment adviser	(32,048)
Net expenses		$6,687
Net investment income		$29,237
Change in net assets from operations		$29,237

See Notes to Financial Statements

6

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/08	Year ended 12/31/07
	(unaudited)
Change in net assets
From operations
Net investment income	$29,237	$101,066
Net realized gain (loss) on investments	—	(113)
Change in net assets from operations	$29,237	$100,953
Distributions declared to shareholders
From net investment income	$(29,237)	$(101,066)
Fund share (principal) transactions at net asset value of $1.00 per share
Net proceeds from sale of shares	15,377	21,562
Net asset value of shares issued to shareholders in reinvestment of distributions	29,237	101,066
Cost of shares reacquired	(16,579)	(25,468)
Change in net assets from fund share transactions	$28,035	$97,160
Total change in net assets	$28,035	$97,047
Net assets
At beginning of period	2,223,892	2,126,845
At end of period (including undistributed net investment income of $43 and $43, respectively)	$2,251,927	$2,223,892

See Notes to Financial Statements

7

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/08		Years ended 12/31
			2007		2006		2005		2004	2003
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.05		$0.05		$0.03		$0.01	$0.01
Net realized and unrealized gain (loss) on investments	—		(0.00	)(w)	(0.00	)(w)	(0.00	)(w)	—	—
Total from investment operations	$0.01		$0.05		$0.05		$0.03		$0.01	$0.01
Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.05)		$(0.05)		$(0.03)		$(0.01)	$(0.01)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (%) (k)(r)(s)	1.32	(n)	4.76		4.62		2.73		0.78	0.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.48	(a)	3.80		3.66		2.83		1.68	0.99
Expenses after expense reductions (f)	0.60	(a)	0.60		0.60		0.60		0.60	0.60
Net investment income	2.63	(a)	4.66		4.53		2.64		0.72	0.64
Net assets at end of period (000 Omitted)	$2,252		$2,224		$2,127		$2,224		$2,804	$5,256

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

8

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Money Market Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuations – Money market instruments are valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. Each money market fund’s use of amortized cost is subject to the fund’s compliance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost value of an instrument can be different from the market value of an instrument.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of June 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$2,270,327	$—	$2,270,327
Other Financial Instruments	$—	$—	$—	$—

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2008, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for

9

Notes to Financial Statements (unaudited) – continued

Uncertainty in Income Taxes (“the Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the year ended December 31, 2007, there were no significant adjustments due to differences between book and tax accounting.

The tax character of distributions made during the current period will be determined at fiscal year end.

The tax character of distributions declared to shareholders is as follows:

12/31/07
Ordinary income (including any short-term capital gains)	$101,066

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/08
Cost of investments	$2,270,327

As of 12/31/07
Undistributed ordinary income	$43
Capital loss carryforwards	(172)

As of December 31, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/13	$(43)
12/31/14	(16)
12/31/15	(113)
$(172)

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management and certain other fees and expenses, such that operating expenses do not exceed 0.10% annually of the fund’s average daily net assets. This written agreement will continue through April 30, 2009 unless changed or rescinded by the fund’s Board of Trustees. For the six months ended June 30, 2008, this reduction amounted to $32,042 and is reflected as a reduction of total expenses in the Statement of Operations.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2008, the fee was $202, which equated to 0.0181% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2008, these costs amounted to $4.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

10

Notes to Financial Statements (unaudited) – continued

The administrative services fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.7846% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended June 30, 2008, the fee paid by the fund to Tarantino LLC was $9 and is included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund to Tarantino LLC in the amount of $6, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

An affiliated entity of the fund’s investment adviser owns 97.3% of the outstanding voting shares of the fund at June 30, 2008.

(4)	Portfolio Securities

Purchases and sales of money market securities, exclusive of securities subject to repurchase agreements, aggregated $16,916,155 and $16,725,300, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest.

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended June 30, 2008, the fund’s commitment fee and interest expense were $6 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

11

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2008 by clicking on the fund’s name under ‘‘Variable Insurance Portfolios - VIT’’ in the ‘‘Products and Performance’’ section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

12

CONTACT US

Web site

mfs.com

Account service and literature

Shareholders

1-877-411-3325

9 a.m. to 5 p.m. Eastern Time

Investment professionals

1-800-637-8730

8 a.m. to 5 p.m. Eastern Time

Mailing address

MFS Service Center, Inc.

Attn: Institutional Alliance Services (IAS)

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® New Discovery Series

MFS® Variable Insurance Trust
Semiannual report

6/30/08
VND-SEM

MFS® NEW DISCOVERY SERIES

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

LETTER FROM THE CEO

Dear Contract Owners:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
North American Energy Partners, Inc.	2.4%
IDEXX Laboratories, Inc.	2.1%
MWI Veterinary Supply, Inc.	1.9%
NICE Systems Ltd., ADR	1.8%
Hittite Microwave Corp.	1.7%
Quanta Services, Inc.	1.7%
Citi Trends, Inc.	1.6%
Dresser-Rand Group, Inc.	1.6%
Nuance Communications, Inc.	1.5%
Polypore International, Inc.	1.5%

Equity sectors
Health Care	18.1%
Technology	17.6%
Industrial Goods & Services	11.4%
Special Products & Services	10.4%
Energy	10.4%
Leisure	8.5%
Retailing	8.1%
Basic Materials	4.4%
Autos & Housing	3.0%
Financial Services	2.6%
Transportation	2.6%
Consumer Staples	1.9%
Utilities & Communications	0.7%

Percentages are based on net assets as of 6/30/08.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2008 through June 30, 2008

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008 through June 30, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/08	Ending Account Value 6/30/08	Expenses Paid During Period (p) 1/01/08-6/30/08
Initial Class	Actual	0.99%	$1,000.00	$919.28	$4.72
	Hypothetical (h)	0.99%	$1,000.00	$1,019.94	$4.97
Service Class	Actual	1.24%	$1,000.00	$918.17	$5.91
	Hypothetical (h)	1.24%	$1,000.00	$1,018.70	$6.22

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

PORTFOLIO OF INVESTMENTS – 6/30/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.7%
Airlines – 0.5%
Allegiant Travel Co. (a)(l)	171,350	$3,185,397

Apparel Manufacturers – 1.0%
Quiksilver, Inc. (a)	640,730	$6,291,969

Biotechnology – 0.9%
Affymetrix, Inc. (a)(l)	448,940	$4,619,593
Nanosphere, Inc. (a)(l)	192,770	1,515,172

		$6,134,765

Brokerage & Asset Managers – 1.0%
HFF, Inc., “A” (a)(l)	392,980	$2,236,056
KBW, Inc. (a)(l)	157,290	3,237,028
Thomas Weisel Partners Group (a)(l)	192,540	1,053,194

		$6,526,278

Business Services – 6.3%
ATA, Inc., ADR (a)(l)	183,540	$2,387,855
Concur Technologies, Inc. (a)(l)	79,650	2,646,770
Constant Contact, Inc. (a)(l)	180,412	3,400,766
Corporate Executive Board Co.	221,001	9,293,092
CoStar Group, Inc. (a)(l)	160,161	7,119,156
iGate Corp. (a)(l)	487,100	3,960,123
Syntel, Inc. (l)	146,144	4,927,976
Team, Inc. (a)(l)	225,540	7,740,533

		$41,476,271

Chemicals – 0.7%
Nalco Holding Co. (l)	217,320	$4,596,318

Computer Software – 3.1%
ACI Worldwide, Inc. (a)(l)	307,955	$5,416,928
ANSYS, Inc. (a)(l)	84,620	3,987,294
CommVault Systems, Inc. (a)	388,840	6,470,298
Guidance Software, Inc. (a)(l)	324,035	3,094,534
NetSuite, Inc. (a)(l)	72,240	1,478,753

		$20,447,807

Computer Software – Systems – 0.8%
Deltek, Inc. (a)(l)	262,000	$1,985,960
PROS Holdings, Inc. (a)(l)	315,670	3,544,974

		$5,530,934

Construction – 2.6%
Dayton Superior Corp. (a)(l)	485,605	$1,281,997
Lennar Corp. (l)	632,780	7,808,505
Pulte Homes, Inc. (l)	852,330	8,207,938

		$17,298,440

Consumer Goods & Services – 4.6%
Capella Education Co. (a)	58,710	$3,502,052
Central Garden & Pet Co., “A” (a)(l)	1,385,757	5,681,604
ITT Educational Services, Inc. (a)(l)	66,760	5,516,379
New Oriental Education & Technology Group, Inc., ADR (a)(l)	135,690	7,927,010

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Goods & Services – continued
Physicians Formula Holdings, Inc. (a)(l)	413,870	$3,869,685
Strayer Education, Inc. (l)	18,160	3,796,711

		$30,293,441

Electrical Equipment – 1.6%
Baldor Electric Co.	140,940	$4,930,081
Itron, Inc. (a)(l)	56,330	5,540,056

		$10,470,137

Electronics – 5.4%
ARM Holdings PLC	5,938,890	$10,012,728
Atheros Communications, Inc. (a)(l)	92,250	2,767,500
Hittite Microwave Corp. (a)(l)	319,440	11,378,453
Intersil Corp., “A” (l)	259,550	6,312,256
Mellanox Technologies Ltd. (a)(l)	380,260	5,148,720

		$35,619,657

Energy – Independent – 1.4%
EXCO Resources, Inc. (a)(l)	119,490	$4,410,376
Goodrich Petroleum Corp. (a)(l)	58,790	4,874,867

		$9,285,243

Engineering – Construction – 5.9%
Foster Wheeler Ltd. (a)(l)	80,820	$5,911,983
KHD Humboldt Wedag International Ltd. (a)	193,440	6,099,163
North American Energy Partners, Inc. (a)	718,085	15,568,083
Quanta Services, Inc. (a)(l)	340,744	11,336,553

		$38,915,782

Food & Beverages – 0.4%
Hain Celestial Group, Inc. (a)(l)	124,190	$2,915,981

Food & Drug Stores – 0.2%
Susser Holdings Corp. (a)(l)	131,429	$1,272,233

Forest & Paper Products – 2.2%
Louisiana-Pacific Corp. (l)	761,000	$6,460,890
Universal Forest Products, Inc. (l)	275,621	8,257,605

		$14,718,495

Furniture & Appliances – 0.4%
TiVo, Inc. (a)(l)	378,880	$2,337,690

Gaming & Lodging – 2.4%
Morgans Hotel Group Co. (a)(l)	397,720	$4,096,516
Pinnacle Entertainment, Inc. (a)(l)	521,320	5,468,647
WMS Industries, Inc. (a)(l)	203,735	6,065,191

		$15,630,354

General Merchandise – 1.8%
99 Cents Only Stores (a)(l)	746,450	$4,926,570
Stage Stores, Inc. (l)	596,189	6,957,526

		$11,884,096

Insurance – 0.2%
Ehealth, Inc. (a)(l)	76,760	$1,355,582

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Internet – 2.7%
Dealertrack Holdings, Inc. (a)(l)	320,437	$4,521,366
Omniture, Inc. (a)(l)	191,730	3,560,426
TechTarget, Inc. (a)	712,151	7,520,315
Vocus, Inc. (a)(l)	77,330	2,487,706

		$18,089,813

Leisure & Toys – 0.8%
THQ, Inc. (a)(l)	243,959	$4,942,609

Machinery & Tools – 3.9%
Bucyrus International, Inc., “A” (l)	55,600	$4,059,912
Colfax Corp. (a)	241,530	6,059,988
Polypore International, Inc. (a)(l)	400,520	10,145,172
Ritchie Bros. Auctioneers, Inc.	198,850	5,394,801

		$25,659,873

Medical & Health Technology & Services – 6.1%
Athena Health, Inc. (a)(l)	68,570	$2,109,213
Genoptix, Inc. (a)(l)	42,780	1,349,709
Healthcare Services Group, Inc. (l)	376,040	5,719,568
IDEXX Laboratories, Inc. (a)(l)	290,156	14,142,203
Medassets, Inc. (a)(l)	264,270	4,505,804
MWI Veterinary Supply, Inc. (a)(l)	383,436	12,695,566

		$40,522,063

Medical Equipment – 10.5%
ABIOMED, Inc. (a)(l)	513,020	$9,106,105
Advanced Medical Optics, Inc. (a)(l)	282,300	5,290,302
Align Technology, Inc. (a)(l)	617,180	6,474,218
AngioDynamics, Inc. (a)(l)	198,517	2,703,802
AtriCure, Inc. (a)(l)	264,400	2,852,876
Conceptus, Inc. (a)(l)	527,040	9,744,970
Cooper Cos., Inc. (l)	177,520	6,594,868
Dexcom, Inc. (a)(l)	355,020	2,144,321
Immucor, Inc. (a)	180,627	4,674,627
Insulet Corp. (a)(l)	256,210	4,030,183
NxStage Medical, Inc. (a)(l)	952,060	3,655,910
ResMed, Inc. (a)	99,700	3,563,278
Thoratec Corp. (a)(l)	487,880	8,484,233

		$69,319,693

Metals & Mining – 1.5%
Century Aluminum Co. (a)(l)	151,250	$10,056,613

Network & Telecom – 3.3%
Cavium Networks, Inc. (a)(l)	177,320	$3,723,720
NICE Systems Ltd., ADR (a)	391,230	11,568,671
Polycom, Inc. (a)(l)	210,920	5,138,011
Sonus Networks, Inc. (a)(l)	482,330	1,649,569

		$22,079,971

Oil Services – 9.0%
Cal Dive International, Inc. (a)(l)	427,720	$6,112,119
Dresser-Rand Group, Inc. (a)(l)	267,940	10,476,454
Dril-Quip, Inc. (a)(l)	59,370	3,740,310
Exterran Holdings, Inc. (a)(l)	135,140	9,661,159
Helix Energy Solutions Group, Inc. (a)(l)	229,220	9,544,721
Nabors Industries Ltd. (a)(l)	167,190	8,230,764

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Oil Services – continued
Natural Gas Services Group, Inc. (a)(l)	110,850	$3,378,708
Oceaneering International, Inc. (a)(l)	108,790	8,382,270

		$59,526,505

Other Banks & Diversified Financials – 0.8%
East West Bancorp, Inc. (l)	134,960	$952,818
Signature Bank (a)(l)	114,080	2,938,701
Sovereign Bancorp, Inc.	224,280	1,650,701

		$5,542,220

Personal Computers & Peripherals – 2.3%
Nuance Communications, Inc. (a)	651,854	$10,214,552
Synaptics, Inc. (a)(l)	133,090	5,021,486

		$15,236,038

Pharmaceuticals – 0.6%
Cadence Pharmaceuticals, Inc. (a)(l)	199,740	$1,216,417
Genomma Lab Internacional SA (a)	200,200	308,715
Inspire Pharmaceuticals, Inc. (a)(l)	304,890	1,304,929
Synta Pharmaceuticals Corp. (a)(l)	156,700	955,870

		$3,785,931

Printing & Publishing – 0.9%
InnerWorkings, Inc. (a)(l)	466,950	$5,584,722

Real Estate – 0.6%
Jones Lang LaSalle, Inc., REIT (l)	65,530	$3,944,251

Restaurants – 4.4%
McCormick & Schmick’s Seafood Restaurant, Inc. (a)(h)(l)	854,530	$8,237,669
Panera Bread Co., “A” (a)(l)	122,420	5,663,149
Peet’s Coffee & Tea, Inc. (a)(l)	224,440	4,448,401
Red Robin Gourmet Burgers, Inc. (a)(l)	217,740	6,040,108
Texas Roadhouse, Inc., “A” (a)(l)	484,250	4,343,723

		$28,733,050

Special Products & Services – 1.0%
Heckmann Corp. (a)(l)	752,670	$6,743,923

Specialty Stores – 5.1%
Citi Trends, Inc. (a)(l)	476,750	$10,803,155
Ctrip.com International Ltd., ADR	110,040	5,037,631
Dick’s Sporting Goods, Inc. (a)(l)	204,450	3,626,943
Lumber Liquidators, Inc. (a)(l)	492,017	6,396,221
Monro Muffler Brake, Inc.	205,776	3,187,470
Zumiez, Inc. (a)(l)	261,860	4,341,639

		$33,393,059

Telephone Services – 0.7%
Global Crossing Ltd. (a)(l)	271,750	$4,875,195

Trucking – 2.1%
J.B. Hunt Transport Services, Inc. (l)	182,030	$6,057,958
Old Dominion Freight Lines, Inc. (a)(l)	250,720	7,526,607

		$13,584,565

Total Common Stocks (Identified Cost, $692,107,945)		$657,806,964

5

Portfolio of Investments (unaudited) – continued

Issuer	Strike Price	First Exercise	Shares/Par	Value ($)

WARRANTS – 0.0%
Alcoholic Beverages – 0.0%
Castle Brands, Inc. (1 share for 1 warrant) (Identified Cost, $166,679) (a)(z)	$6.57	5/08/07	118,680	$10,872

SHORT-TERM OBLIGATIONS – 0.4%
Toyota Motor Credit Corp., 2.57%, due 7/01/08, at Amortized Cost and Value (y)			$2,550,000	$2,550,000

Issuer	Shares/Par	Value ($)

COLLATERAL FOR SECURITIES LOANED – 23.4%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	154,705,861	$154,705,861

Total Investments (Identified Cost, $849,530,485)		$815,073,697

OTHER ASSETS, LESS LIABILITIES – (23.5)%		(154,920,761)

Net Assets – 100.0%		$660,152,936

(a)	Non-income producing security.

(h)	Affiliated issuers are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.

(l)	All or a portion of this security is on loan.

(y)	The rate shown represents an annualized yield at time of purchase.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Castle Brands, Inc. (Warrants)	4/18/07	$166,679	$10,872
% of Net Assets			0.0%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

REIT	Real Estate Investment Trust

See Notes to Financial Statements

6

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/08
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $837,557,639)	$806,836,028
Other affiliated issuers, at value (identified cost, $11,972,846)	8,237,669
Total investments, at value, including $151,165,486 of securities on loan (identified cost, $849,530,485)		$815,073,697
Cash	$829,412
Receivable for investments sold	19,035,653
Receivable for fund shares sold	36,775
Interest and dividends receivable	247,272
Other assets	5,176
Total assets		$835,227,985
Liabilities
Payable for investments purchased	$18,995,775
Payable for fund shares reacquired	1,135,732
Collateral for securities loaned, at value (c)	154,705,861
Payable to affiliates
Management fee	66,132
Shareholder servicing costs	870
Distribution fees	5,569
Administrative services fee	1,015
Payable for independent trustees’ compensation	2,470
Accrued expenses and other liabilities	161,625
Total liabilities		$175,075,049
Net assets		$660,152,936
Net assets consist of
Paid-in capital	$736,081,931
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(34,456,834)
Accumulated distributions in excess of net realized gain on investments and foreign currency transactions	(40,275,738)
Accumulated net investment loss	(1,196,423)
Net assets		$660,152,936
Shares of beneficial interest outstanding		53,336,998
Initial Class shares
Net assets	$460,226,735
Shares outstanding	36,898,969
Net asset value per share		$12.47
Service Class shares
Net assets	$199,926,201
Shares outstanding	16,438,029
Net asset value per share		$12.16

(c)	Non-cash collateral is not included.

See Notes to Financial Statements

7

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/08
Net investment loss
Income
Dividends	$1,325,095
Income on securities loaned	1,092,831
Interest	51,684
Foreign taxes withheld	(5,400)
Total investment income		$2,464,210
Expenses
Management fee	$3,114,520
Distribution fees	265,104
Shareholder servicing costs	62,891
Administrative services fee	47,642
Independent trustees’ compensation	10,087
Custodian fee	72,348
Shareholder communications	49,826
Auditing fees	22,938
Legal fees	5,765
Miscellaneous	21,442
Total expenses		$3,672,563
Fees paid indirectly	(9,895)
Reduction of expenses by investment adviser	(2,035)
Net expenses		$3,660,633
Net investment loss		$(1,196,423)
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions:
Non-affiliated issuers	$(25,539,953)
Other affiliated issuers	(596,858)
Foreign currency transactions	(2,184)
Net realized gain (loss) on investments and foreign currency transactions		$(26,138,995)
Change in unrealized appreciation (depreciation)
Investments	$(35,239,997)
Translation of assets and liabilities in foreign currencies	(29)
Net unrealized gain (loss) on investments and foreign currency translation		$(35,240,026)
Net realized and unrealized gain (loss) on investments and foreign currency		$(61,379,021)
Change in net assets from operations		$(62,575,444)

See Notes to Financial Statements

8

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/08	Year ended 12/31/07
Change in net assets	(unaudited )
From operations
Net investment loss	$(1,196,423)	$(4,848,195)
Net realized gain (loss) on investments and foreign currency transactions	(26,138,995)	127,045,561
Net unrealized gain (loss) on investments and foreign currency translation	(35,240,026)	(100,856,351)
Change in net assets from operations	$(62,575,444)	$21,341,015
Distributions declared to shareholders
From net realized gain on investments
Initial Class	$(86,808,423)	$(38,920,995)
Service Class	(39,007,565)	(20,313,905)
Total distributions declared to shareholders	$(125,815,988)	$(59,234,900)
Change in net assets from fund share transactions	$85,308,279	$(17,702,823)
Total change in net assets	$(103,083,153)	$(55,596,708)
Net assets
At beginning of period	763,236,089	818,832,797
At end of period (including accumulated net investment loss of $1,196,423 and $0, respectively)	$660,152,936	$763,236,089

See Notes to Financial Statements

9

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years of a particular share class. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$16.63		$17.42	$15.65	$14.87	$13.96	$10.44
Income (loss) from investment operations
Net investment loss (d)	$(0.02)		$(0.09)	$(0.10)	$(0.09)	$(0.09)	$(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.32)		0.58	2.16	0.87	1.00	3.60
Total from investment operations	$(1.34)		$0.49	$2.06	$0.78	$0.91	$3.52
Less distributions declared to shareholders
From net realized gain on investments	$(2.82)		$(1.28)	$(0.29)	$—	$—	$—
Net asset value, end of period	$12.47		$16.63	$17.42	$15.65	$14.87	$13.96
Total return (%) (k)(r)(s)	(8.07	)(n)	2.52	13.22	5.25	6.52	33.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	(a)	1.01	1.03	1.06	1.01	1.04
Expenses after expense reductions (f)	0.99	(a)	1.01	1.03	1.06	1.01	N/A
Net investment loss	(0.27	)(a)	(0.50)	(0.63)	(0.61)	(0.67)	(0.62)
Portfolio turnover	60		95	106	132	134	88
Net assets at end of period (000 Omitted)	$460,227		$520,726	$533,322	$406,190	$380,100	$290,364

See Notes to Financial Statements

10

Financial Highlights – continued

Service Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$16.31		$17.15	$15.45	$14.71	$13.85	$10.38
Income (loss) from investment operations
Net investment loss (d)	$(0.04)		$(0.13)	$(0.14)	$(0.12)	$(0.13)	$(0.11)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.29)		0.57	2.13	0.86	0.99	3.58
Total from investment operations	$(1.33)		$0.44	$1.99	$0.74	$0.86	$3.47
Less distributions declared to shareholders
From net realized gain on investments	$(2.82)		$(1.28)	$(0.29)	$—	$—	$—
Net asset value, end of period	$12.16		$16.31	$17.15	$15.45	$14.71	$13.85
Total return (%) (k)(r)(s)	(8.18	)(n)	2.25	12.93	5.03	6.21	33.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.24	(a)	1.26	1.28	1.30	1.26	1.29
Expenses after expense reductions (f)	1.24	(a)	1.26	1.28	1.30	1.26	N/A
Net investment loss	(0.52	)(a)	(0.75)	(0.88)	(0.86)	(0.92)	(0.88)
Portfolio turnover	60		95	106	132	134	88
Net assets at end of period (000 Omitted)	$199,926		$242,510	$285,511	$296,399	$386,049	$349,012

(a)	Annualized.

(d)	Per share data are based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

11

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS New Discovery Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

12

Notes to Financial Statements (unaudited) – continued

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of June 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$647,794,236	$167,279,461	$—	$815,073,697
Other Financial Instruments	$—	$—	$—	$—

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury and federal agency obligations in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. Net income from securities lending is separately reported on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

At June 30, 2008, the value of securities loaned was $151,165,486. These loans were collateralized by cash of $154,705,861 and U.S. Treasury obligations of $402,491.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

13

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses and wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

12/31/07
Ordinary income (including any short-term capital gains)	$18,898,749
Long-term capital gain	40,336,151
$59,234,900

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/08
Cost of investments	$859,366,757
Gross appreciation	56,236,459
Gross depreciation	(100,529,519)
Net unrealized appreciation (depreciation)	$(44,293,060)

As of 12/31/07
Undistributed ordinary income	$32,123,718
Undistributed long-term capital gain	93,691,082
Post-October capital loss deferral	(1,812,285)
Other temporary differences	(2,487,015)
Net unrealized appreciation (depreciation)	(9,053,063)

The aggregate cost above includes prior fiscal year end tax adjustments.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

14

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.90% of the fund’s average daily net assets.

The investment adviser has agreed in writing to reduce its management fee to 0.80% of average daily net assets in excess of $1 billion. This written agreement may be rescinded only upon consent of the fund’s Board of Trustees. For the six months ended June 30, 2008, the fund’s average daily net assets did not exceed $1 billion and therefore, the management fee was not reduced.

The management fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2008, the fee was $62,891, which equated to 0.0182% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the series. For the six months ended June 30, 2008, the fund did not incur any out-of-pocket expenses.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.0138% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended June 30, 2008, the fee paid by the fund to Tarantino LLC was $2,056 and is included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund to Tarantino LLC in the amount of $2,035, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $420,165,019 and $459,375,860, respectively.

15

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/08		Year ended 12/31/07
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	2,183,368	$33,523,621	3,808,365	$68,062,060
Service Class	497,753	6,953,467	1,147,752	19,988,763
	2,681,121	$40,477,088	4,956,117	$88,050,823
Shares issued to shareholders in reinvestment of distributions
Initial Class	6,961,381	$86,808,423	2,249,768	$38,920,995
Service Class	3,205,223	39,007,565	1,194,936	20,313,905
	10,166,604	$125,815,988	3,444,704	$59,234,900
Shares reacquired
Initial Class	(3,554,913)	$(51,188,471)	(5,357,183)	$(93,663,283)
Service Class	(2,131,561)	(29,796,326)	(4,120,819)	(71,325,263)
	(5,686,474)	$(80,984,797)	(9,478,002)	$(164,988,546)
Net change
Initial Class	5,589,836	$69,143,573	700,950	$13,319,772
Service Class	1,571,415	16,164,706	(1,778,131)	(31,022,595)
	7,161,251	$85,308,279	(1,077,181)	$(17,702,823)

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended June 30, 2008, the fund’s commitment fee and interest expense were $1,707 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Other Affiliated Issuers	Beginning Shares	Acquisitions Shares	Dispositions Shares	Ending Shares
McCormick & Schmick’s Seafood Restaurant, Inc.	501,476	434,854	(81,800)	854,530

Other Affiliated Issuers	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
McCormick & Schmick’s Seafood Restaurant, Inc.	$(596,858)	$—	$—	$8,237,669

16

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2008 by clicking on the fund’s name under “Variable Insurance Portfolios - VIT” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

17

CONTACT US

Web site

mfs.com

Account service and literature

Shareholders

1-877-411-3325

9 a.m. to 5 p.m. Eastern Time

Investment professionals

1-800-637-8730

8 a.m. to 5 p.m. Eastern Time

Mailing address

MFS Service Center, Inc.

Attn: Institutional Alliance Services (IAS)

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS
INVESTMENT MANAGEMENT

MFS® Research Bond Series

MFS® Variable Insurance Trust
Semiannual report

6/30/08
VFB-SEM

MFS® RESEARCH BOND SERIES

CONTACT INFORMATION	BACK COVER

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

LETTER FROM THE CEO

Dear Contract Owners:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Grade Corporates	40.6%
Mortgage-Backed Securities	23.7%
U.S. Treasury Securities	14.0%
Commercial Mortgage-Backed Securities	4.8%
High Yield Corporates	3.5%
Municipal Bonds	2.4%
Emerging Market Bonds	2.3%
U.S. Government Agencies	1.5%
Floating Rate Loans	0.6%
Asset-Backed Securities	0.5%
Collateralized Debt Obligations	0.2%
Non-U.S. Government Bonds (o)	0.0%

Credit quality of bonds (r)
AAA	47.0%
AA	5.3%
A	11.3%
BBB	30.5%
BB	2.8%
B	2.2%
Not Rated	0.9%

Portfolio facts
Average Duration (d)(i)	5.0
Average Life (i)(m)	7.7 yrs.
Average Maturity (i)(m)	14.6 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	A+
Average Credit Quality of Rated Securities (short-term) (a)	A-1

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.

(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.

(m)	The average maturity shown is calculated using the final stated maturity on the portfolio’s holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(o)	Less than 0.1%

(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 6/30/08.

Percentages are based on net assets as of 6/30/08, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2008 through June 30, 2008

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008 through June 30, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/08	Ending Account Value 6/30/08	Expenses Paid During Period (p) 1/01/08-6/30/08
Initial Class	Actual	0.61%	$1,000.00	$1,006.52	$3.04
	Hypothetical (h)	0.61%	$1,000.00	$1,021.83	$3.07
Service Class	Actual	0.86%	$1,000.00	$1,004.81	$4.29
	Hypothetical (h)	0.86%	$1,000.00	$1,020.59	$4.32

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

PORTFOLIO OF INVESTMENTS – 6/30/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 97.2%
Asset Backed & Securitized – 5.4%
ARCap REIT, Inc., CDO, 6.1%, 2045 (z)	$325,000	$146,250
Asset Securitization Corp., FRN, 8.63%, 2029	129,987	139,063
Banc of America Commercial Mortgage, Inc., 5.356%, 2045	620,000	586,483
Bayview Commercial Asset Trust, FRN, 1.6%, 2035 (i)(z)	812,887	55,683
Bayview Commercial Asset Trust, FRN, 1.68%, 2013 (i)(z)	466,921	24,280
Bayview Commercial Asset Trust, FRN, 1.68%, 2036 (i)(z)	767,830	55,591
Bayview Commercial Asset Trust, FRN, 0.878%, 2036 (i)(z)	582,704	47,141
Bayview Commercial Asset Trust, FRN, 1.168%, 2036 (i)(z)	1,510,259	132,903
Bayview Commercial Asset Trust, FRN, 1.139%, 2036 (i)(z)	742,198	82,532
Bayview Commercial Asset Trust, FRN, 1.21%, 2037 (i)(z)	1,598,412	148,652
Bayview Financial Acquisition Trust, FRN, 5.402%, 2035	54,939	53,592
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	67,000	63,256
Bayview Financial Revolving Mortgage Loan Trust, FRN, 3.182%, 2040 (z)	250,000	191,740
Capital Trust Realty CDO Ltd., 5.16%, 2035 (z)	140,000	115,631
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.399%, 2044	120,000	118,131
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.399%, 2044	500,000	472,941
Commercial Mortgage Acceptance Corp., FRN, 1.06%, 2030 (i)	468,516	16,805
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	3,715	3,687
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	467,077	419,547
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.303%, 2035	74,462	72,646
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)	100,000	97,487
E*TRADE RV & Marine Trust, 3.62%, 2018	47,672	46,754
Falcon Franchise Loan LLC, FRN, 3.773%, 2025 (i)(z)	317,091	32,651
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	50,275	52,273
GMAC Commercial Mortgage Securities, Inc., FRN, 6.02%, 2033 (z)	60,000	55,583
GMAC Commercial Mortgage Securities, Inc., FRN, 7.917%, 2034 (n)	110,000	110,849
Greenwich Capital Commercial Funding Corp., 4.305%, 2042	183,329	182,012

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset Backed & Securitized – continued
Greenwich Capital Commercial Funding Corp., FRN, 5.224%, 2037	$109,489	$105,144
Greenwich Capital Commercial Funding Corp., FRN, 6.111%, 2038	620,000	611,612
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	725,000	693,700
JPMorgan Chase Commercial Mortgage Securities Corp., 5.336%, 2047	725,000	680,095
JPMorgan Chase Commercial Mortgage Securities Corp., 5.429%, 2043	620,000	587,266
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046	370,000	353,441
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.936%, 2042	770,411	727,161
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.506%, 2042 (n)	130,000	96,810
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043	200,000	187,647
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.007%, 2049	1,000,000	949,825
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.973%, 2030 (i)	261,392	9,018
Merrill Lynch Mortgage Trust, FRN, 6.022%, 2050	450,000	326,314
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.172%, 2049	620,000	576,951
Morgan Stanley Capital I, Inc., 5.72%, 2032	55,175	55,701
Morgan Stanley Capital I, Inc., FRN, 0.619%, 2030 (i)(n)	984,673	10,975
Mortgage Capital Funding, Inc., FRN, 0.573%, 2031 (i)	240,223	346
New Century Home Equity Loan Trust, FRN, 4.532%, 2035	350,000	344,257
Nomura Asset Acceptance Corp., FRN, 4.423%, 2034	15,074	15,053
Preferred Term Securities XIX Ltd., CDO, FRN, 3.126%, 2035 (z)	99,384	83,482
Prudential Securities Secured Financing Corp., FRN, 7.291%, 2013 (z)	125,000	100,280
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	174,000	67,122
Structured Asset Securities Corp., FRN, 2.722%, 2035	36,240	35,272
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041	150,000	142,019
Wachovia Bank Commercial Mortgage Trust, FRN, 5.383%, 2043	600,000	531,778
Wachovia Bank Commercial Mortgage Trust, FRN, 5.513%, 2043	300,000	206,512

		$11,021,944

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Automotive – 0.2%
Ford Motor Credit Co., 7.375%, 2009	$155,000	$141,171
Johnson Controls, Inc., 5.5%, 2016	206,000	197,628

		$338,799

Broadcasting – 1.2%
Allbritton Communications Co., 7.75%, 2012	$220,000	$213,950
British Sky Broadcasting, 6.1%, 2018 (z)	570,000	560,695
CBS Corp., 6.625%, 2011	681,000	697,341
Clear Channel Communications, Inc., 7.65%, 2010	160,000	164,120
Clear Channel Communications, Inc., 6.25%, 2011	220,000	186,450
Grupo Televisa S.A., 6%, 2018 (z)	552,000	536,843
News America, Inc., 8.5%, 2025	152,000	171,641

		$2,531,040

Brokerage & Asset Managers – 3.0%
Bear Stearns Cos., Inc., 5.85%, 2010	$550,000	$558,535
Goldman Sachs Group, Inc., 5.625%, 2017	489,000	453,086
Goldman Sachs Group, Inc., 6.15%, 2018	600,000	582,095
INVESCO PLC, 4.5%, 2009	262,000	259,559
INVESCO PLC, 5.625%, 2012	230,000	219,570
Lehman Brothers Holdings, Inc., 5.625%, 2013	440,000	416,462
Lehman Brothers Holdings, Inc., 6.5%, 2017	280,000	259,033
Lehman Brothers Holdings, Inc., 7.5%, 2038	508,000	471,206
Merrill Lynch & Co., Inc., 6.05%, 2016	569,000	524,901
Merrill Lynch & Co., Inc., 6.15%, 2013	670,000	649,365
Morgan Stanley, 5.75%, 2016	444,000	410,421
Morgan Stanley Group, Inc., 6.625%, 2018	1,312,000	1,243,153

		$6,047,386

Business Services – 0.3%
Xerox Corp., 5.65%, 2013	$680,000	$673,239

Cable TV – 2.1%
Comcast Corp., 6.4%, 2038	$740,000	$682,630
Cox Communications, Inc., 6.25%, 2018 (z)	107,000	104,453
Cox Communications, Inc., 7.125%, 2012	2,090,000	2,181,452
TCI Communications, Inc., 9.8%, 2012	72,000	81,160
Time Warner Cable, Inc., 5.4%, 2012	819,000	810,727
Time Warner Entertainment Co. LP, 8.375%, 2033	290,000	313,854

		$4,174,276

Chemicals – 0.3%
Dow Chemical Co., 5.75%, 2008	$62,000	$62,468
PPG Industries, Inc., 5.75%, 2013	504,000	512,447

		$574,915

Consumer Goods & Services – 0.9%
Clorox Co., 5%, 2013	$420,000	$412,789
Fortune Brands, Inc., 5.125%, 2011	350,000	348,139
Western Union Co., 5.4%, 2011	1,147,000	1,140,748

		$1,901,676

Issuer	Shares/Par	Value ($)

BONDS – continued
Defense Electronics – 0.4%
BAE Systems Holdings, Inc., 6.4%, 2011 (n)	$354,000	$363,980
BAE Systems Holdings, Inc., 4.75%, 2010 (n)	168,000	170,016
Litton Industries, Inc., 8%, 2009	165,000	173,223

		$707,219

Electronics – 0.3%
Tyco Electronics Group S.A., 7.125%, 2037	$100,000	$102,377
Tyco Electronics Group S.A., 6.55%, 2017	420,000	423,767

		$526,144

Emerging Market Quasi-Sovereign – 0.3%
OAO Gazprom, 7.343%, 2013 (z)	$250,000	$255,625
OAO Gazprom, 8.146%, 2018 (z)	353,000	364,914

		$620,539

Emerging Market Sovereign – 0.2%
Gabonese Republic, 8.2%, 2017 (n)	$398,000	$413,920

Energy – Independent – 1.2%
Nexen, Inc., 6.4%, 2037	$970,000	$918,432
Ocean Energy, Inc., 7.25%, 2011	131,000	139,890
SandRidge Energy, Inc., 8%, 2018 (n)	675,000	678,375
XTO Energy, Inc., 6.25%, 2013	190,000	195,661
XTO Energy, Inc., 5.65%, 2016	520,000	515,489

		$2,447,847

Energy – Integrated – 0.2%
Petro-Canada, 6.05%, 2018	$494,000	$486,832

Entertainment – 0.1%
Time Warner, Inc., 5.5%, 2011	$200,000	$197,060

Financial Institutions – 2.1%
American Express Centurion Bank, 5.55%, 2012	$670,000	$662,787
Capital One Financial Corp., 6.15%, 2016	610,000	537,739
General Electric Capital Corp., 5.375%, 2016	249,000	245,030
General Electric Co., 5.625%, 2018	560,000	541,551
HSBC Finance Corp., 6.75%, 2011	46,000	47,805
HSBC Finance Corp., 5.5%, 2016	753,000	723,357
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)	1,000,000	809,488
ORIX Corp., 5.48%, 2011	780,000	721,313

		$4,289,070

Food & Beverages – 2.0%
Diageo Capital PLC, 5.5%, 2016	$760,000	$743,692
Dr. Pepper Snapple Group, Inc., 6.82%, 2018 (n)	803,000	806,313
General Mills, Inc., 5.65%, 2012	340,000	346,685
Kraft Foods, Inc., 6.125%, 2018	1,070,000	1,036,209
Miller Brewing Co., 5.5%, 2013 (n)	810,000	827,808
Tyson Foods, Inc., 6.85%, 2016	250,000	227,186

		$3,987,893

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Food & Drug Stores – 0.6%
CVS Caremark Corp., 6.125%, 2016	$620,000	$625,268
CVS Caremark Corp., 5.75%, 2017	651,000	640,292

		$1,265,560

Forest & Paper Products – 0.6%
International Paper Co., 7.95%, 2018	$720,000	$715,992
Stora Enso Oyj, 7.25%, 2036 (n)	563,000	444,918

		$1,160,910

Gaming & Lodging – 1.4%
Marriott International, Inc., 5.625%, 2013	$1,101,000	$1,035,766
MGM Mirage, 8.375%, 2011	700,000	675,500
Station Casinos, Inc., 6%, 2012	750,000	596,250
Wyndham Worldwide Corp., 6%, 2016	605,000	534,257

		$2,841,773

Industrial – 0.1%
Steelcase, Inc., 6.5%, 2011	$272,000	$275,814

Insurance – 1.2%
Hartford Financial Services Group, Inc., 8.125%, 2068	$510,000	$496,360
ING Groep N.V., 5.775% to 2015, FRN to 2049	518,000	429,929
Metropolitan Life Global Funding, 5.125%, 2013 (z)	420,000	413,569
Prudential Financial, Inc., 6%, 2017	640,000	632,939
UnumProvident Corp., 6.85%, 2015 (n)	543,000	538,987

		$2,511,784

Insurance – Health – 0.3%
Humana, Inc., 7.2%, 2018	$450,000	$445,864
UnitedHealth Group, Inc., 6.875%, 2038	190,000	179,800

		$625,664

Insurance – Property & Casualty – 1.4%
AXIS Capital Holdings Ltd., 5.75%, 2014	$1,105,000	$1,049,390
Chubb Corp., 5.75%, 2018	170,000	164,766
Fund American Cos., Inc., 5.875%, 2013	804,000	777,774
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)	1,000,000	872,806

		$2,864,736

Major Banks – 3.2%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$240,000	$187,279
Bank of America Corp., 5.65%, 2018	900,000	840,228
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	400,000	361,704
Credit Suisse New York, 6%, 2018	400,000	385,167
JPMorgan Chase Bank N.A., 5.875%, 2016	250,000	244,118
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	758,000	657,028
Natixis S.A., 10% to 2018, FRN to 2049 (z)	600,000	598,818
PNC Funding Corp., 5.625%, 2017	740,000	690,057
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	390,000	351,011
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	545,000	558,808

Issuer	Shares/Par	Value ($)

BONDS – continued
Major Banks – continued
Unicredito Luxembourg Finance S.A., 6%, 2017 (n)	$1,000,000	$960,075
Wachovia Capital Trust III, 5.8% to 2011, FRN to 2042	648,000	440,640
Wachovia Corp., 6.605%, 2025	164,000	141,537

		$6,416,470

Medical & Health Technology & Services – 0.5%
Fisher Scientific International, Inc., 6.125%, 2015	$485,000	$480,809
Hospira, Inc., 5.55%, 2012	170,000	167,013
Hospira, Inc., 6.05%, 2017	210,000	202,664
McKesson Corp., 5.7%, 2017	260,000	250,018

		$1,100,504

Metals & Mining – 1.1%
International Steel Group, Inc., 6.5%, 2014	$496,000	$502,851
Peabody Energy Corp., 5.875%, 2016	670,000	626,450
Rio Tinto Finance USA Ltd., 5.875%, 2013	1,040,000	1,045,766

		$2,175,067

Mortgage Backed – 23.6%
Fannie Mae, 4.55%, 2011	$117,468	$117,895
Fannie Mae, 4.79%, 2012	117,568	118,254
Fannie Mae, 4.86%, 2012	114,845	114,574
Fannie Mae, 5.12%, 2012	57,515	58,053
Fannie Mae, 3.81%, 2013	19,658	18,677
Fannie Mae, 4.845%, 2013	50,789	50,377
Fannie Mae, 4.545%, 2014	155,248	151,147
Fannie Mae, 4.6%, 2014-2015	108,620	105,325
Fannie Mae, 4.621%, 2014	70,501	68,868
Fannie Mae, 4.77%, 2014	60,169	59,049
Fannie Mae, 4.88%, 2014-2020	223,531	220,755
Fannie Mae, 4.53%, 2015	105,493	101,392
Fannie Mae, 4.56%, 2015	55,088	53,224
Fannie Mae, 4.665%, 2015	37,699	36,627
Fannie Mae, 4.69%, 2015	163,803	159,455
Fannie Mae, 4.7%, 2015	273,651	265,942
Fannie Mae, 4.74%, 2015	49,150	47,919
Fannie Mae, 4.78%, 2015	105,467	102,808
Fannie Mae, 4.815%, 2015	53,000	51,816
Fannie Mae, 4.82%, 2015	54,836	53,531
Fannie Mae, 4.85%, 2015	174,615	171,392
Fannie Mae, 4.87%, 2015	34,079	33,437
Fannie Mae, 4.89%, 2015	96,232	94,364
Fannie Mae, 4.925%, 2015	128,405	126,614
Fannie Mae, 4.94%, 2015	120,000	120,289
Fannie Mae, 5.09%, 2016	121,245	119,876
Fannie Mae, 5.395%, 2016	135,381	135,812
Fannie Mae, 5.423%, 2016	150,661	152,082
Fannie Mae, 4.994%, 2017	165,694	164,014
Fannie Mae, 5.28%, 2017	140,000	139,387
Fannie Mae, 5.32%, 2017	150,464	150,125
Fannie Mae, 5.5%, 2017-2038	11,100,973	11,039,593
Fannie Mae, 5.54%, 2017	108,000	109,163
Fannie Mae, 5%, 2020-2027	2,047,508	2,060,287

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage Backed – continued
Fannie Mae, 5.19%, 2020	$207,990	$203,382
Fannie Mae, 5.35%, 2023	200,235	198,816
Fannie Mae, 6.5%, 2032-2033	60,138	62,429
Fannie Mae, 6%, 2035-2037	2,690,115	2,717,659
Freddie Mac, 5%, 2018-2028	2,596,458	2,621,103
Freddie Mac, 5.5%, 2019-2038	8,644,556	8,566,360
Freddie Mac, 4%, 2023-2024	192,091	192,277
Freddie Mac, 6%, 2034-2037	1,714,607	1,735,010
Ginnie Mae, 6%, 2036-2038	6,535,837	6,644,093
Ginnie Mae, 5.5%, 2038	8,421,834	8,390,451

		$47,903,703

Municipals – 2.4%
Massachusetts Health & Educational Authority Rev. (Mass Institute Technology), “K”, 5.5%, 2032	$1,350,000	$1,496,111
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2035	770,000	844,744
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2030	460,000	505,982
Metropolitan Atlanta, GA, Rapid Transit Tax Authority Rev., “A”, FGIC, 5.25%, 2032	780,000	819,406
Utah Transit Authority Sales Tax Rev., “A”, N, 5%, 2035	1,165,000	1,187,566

		$4,853,809

Natural Gas – Pipeline – 3.0%
CenterPoint Energy, Inc., 7.875%, 2013	$748,000	$800,737
CenterPoint Energy, Inc., 5.95%, 2017	540,000	511,238
Enterprise Products Operating LP, 5.65%, 2013	227,000	226,140
Enterprise Products Partners LP, 4.95%, 2010	800,000	799,826
Enterprise Products Partners LP, 6.3%, 2017	900,000	893,707
Kinder Morgan Energy Partners LP, 7.4%, 2031	103,000	105,854
Kinder Morgan Energy Partners LP, 5.8%, 2035	930,000	806,875
Kinder Morgan Energy Partners LP, 6%, 2017	643,000	635,344
Spectra Energy Capital LLC, 8%, 2019	613,000	670,563
Williams Cos., Inc., 8.75%, 2032	573,000	650,355

		$6,100,639

Network & Telecom – 4.4%
British Telecommunications PLC, 5.15%, 2013	$683,000	$665,879
CenturyTel, Inc., 8.375%, 2010	892,000	932,196
Deutsche Telekom International Finance B.V., 5.75%, 2016	536,000	522,982
Deutsche Telekom International Finance B.V., 5.25%, 2013	800,000	784,838

Issuer	Shares/Par	Value ($)

BONDS – continued
Network & Telecom – continued
GTE Corp., 7.51%, 2009	$900,000	$924,068
Qwest Capital Funding, Inc., 7.25%, 2011	850,000	824,500
Telecom Italia Capital, 6.2%, 2011	899,000	916,730
Telefonica Emisiones S.A.U., 7.045%, 2036	713,000	731,716
TELUS Corp., 8%, 2011	1,175,000	1,261,558
Verizon New York, Inc., 6.875%, 2012	1,317,000	1,373,494

		$8,937,961

Oil Services – 0.8%
KazMunaiGaz Finance B.V., 8.375%, 2013 (z)	$517,000	$515,320
Weatherford International Ltd., 6.35%, 2017	640,000	648,243
Weatherford International Ltd., 5.15%, 2013	530,000	526,913

		$1,690,476

Oils – 0.1%
Premcor Refining Group, Inc., 7.5%, 2015	$190,000	$196,019

Other Banks & Diversified Financials – 1.0%
Alfa Diversified Payment Rights Finance Co. S.A., FRN, 4.676%, 2011 (n)	$196,000	$186,200
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (n)	149,000	149,000
Citigroup, Inc., 8.4% to 2018, FRN to 2049	710,000	674,933
Fifth Third Bancorp, 5.45%, 2017	33,000	26,545
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)	486,000	418,052
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	549,000	481,043

		$1,935,773

Printing & Publishing – 0.3%
Dex Media West LLC, 9.875%, 2013	$368,000	$331,200
Idearc, Inc., 8%, 2016	47,000	29,551
Pearson PLC, 5.5%, 2013 (n)	200,000	198,012

		$558,763

Railroad & Shipping – 0.7%
Canadian Pacific Railway Co., 6.5%, 2018	$1,090,000	$1,079,900
CSX Corp., 6.3%, 2012	155,000	155,306
TFM S.A. de C.V., 9.375%, 2012	258,000	268,320

		$1,503,526

Real Estate – 2.2%
Boston Properties, Inc., REIT, 5%, 2015	$137,000	$125,674
ERP Operating LP, REIT, 5.75%, 2017	1,020,000	941,495
HRPT Properties Trust, REIT, 6.25%, 2016	689,000	632,461
Kimco Realty Corp., REIT, 5.783%, 2016	294,000	271,190
Liberty Property LP, REIT, 5.5%, 2016	730,000	646,363
ProLogis, REIT, 5.75%, 2016	655,000	616,876
ProLogis, REIT, 5.625%, 2016	150,000	138,922
Simon Property Group, Inc., REIT, 6.35%, 2012	88,000	88,181
Simon Property Group, Inc., REIT, 5.75%, 2015	18,000	17,469

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Real Estate – continued
Simon Property Group, Inc., REIT, 6.1%, 2016	$769,000	$752,453
Simon Property Group, Inc., REIT, 5.875%, 2017	230,000	220,863

		$4,451,947

Restaurants – 0.1%
YUM! Brands, Inc., 8.875%, 2011	$205,000	$221,584

Retailers – 1.5%
Federated Retail Holdings, Inc., 5.35%, 2012	$430,000	$399,560
Home Depot, Inc., 5.25%, 2013	510,000	489,146
J.C. Penney Corp., Inc., 8%, 2010	34,000	35,271
Macy’s, Inc., 6.625%, 2011	223,000	220,013
Target Corp., 6.5%, 2037	261,000	251,075
Wal-Mart Stores, Inc., 6.2%, 2038	680,000	668,137
Wesfarmers Ltd., 6.998%, 2013 (z)	1,000,000	1,032,967

		$3,096,169

Specialty Stores – 0.3%
Best Buy, Inc., 6.75%, 2013 (z)	$660,000	$668,641

Steel – 0.2%
Evraz Group S.A., 8.875%, 2013 (z)	$503,000	$503,604

Supermarkets – 0.9%
Delhaize America, Inc., 9%, 2031	$520,000	$612,146
Kroger Co., 6.4%, 2017	651,000	663,992
Safeway, Inc., 6.5%, 2011	521,000	538,848

		$1,814,986

Supranational – 0.0%
Corporacion Andina de Fomento, 6.875%, 2012	$61,000	$64,108

Telecommunications – Wireless – 1.0%
Nextel Communications, Inc., 5.95%, 2014	$690,000	$553,725
Rogers Cable, Inc., 5.5%, 2014	734,000	706,570
Vodafone Group PLC, 5.375%, 2015	500,000	486,422
Vodafone Group PLC, 5.625%, 2017	232,000	223,481

		$1,970,198

Telephone Services – 0.3%
Embarq Corp., 7.082%, 2016	$560,000	$531,862

Tobacco – 1.6%
Philip Morris International, Inc., 4.875%, 2013	$1,130,000	$1,110,030
Reynolds American, Inc., 6.75%, 2017	1,400,000	1,392,705
Reynolds American, Inc., 7.25%, 2012	800,000	824,918

		$3,327,653

Transportation – Services – 0.1%
FedEx Corp., 9.65%, 2012	$110,000	$126,649

U.S. Government Agencies – 1.5%
Federal Home Loan Bank, 3.625%, 2013	$2,000,000	$1,954,562
Small Business Administration, 4.34%, 2024	162,512	154,875
Small Business Administration, 4.93%, 2024	123,790	122,483

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Government Agencies – continued
Small Business Administration, 4.99%, 2024	$128,845	$126,299
Small Business Administration, 4.625%, 2025	265,337	254,640
Small Business Administration, 4.86%, 2025	275,095	269,743
Small Business Administration, 5.11%, 2025	211,812	209,274

		$3,091,876

U.S. Treasury Obligations – 15.2%
U.S. Treasury Bonds, 5.375%, 2031	$1,140,000	$1,266,647
U.S. Treasury Bonds, 6.25%, 2023	177,000	210,589
U.S. Treasury Bonds, 6%, 2026	373,000	436,847
U.S. Treasury Bonds, 4.5%, 2036	2,043,000	2,028,476
U.S. Treasury Bonds, 6.75%, 2026	19,000	24,051
U.S. Treasury Bonds, 5%, 2037	1,968,000	2,114,986
U.S. Treasury Notes, 4.625%, 2008	6,484,000	6,530,095
U.S. Treasury Notes, 6.5%, 2010	2,614,000	2,781,458
U.S. Treasury Notes, 4%, 2010	2,453,000	2,515,475
U.S. Treasury Notes, 5.125%, 2011	5,439,000	5,780,634
U.S. Treasury Notes, 4.5%, 2009	2,167,000	2,201,366
U.S. Treasury Notes, 4.875%, 2009 (f)	4,739,000	4,865,621
U.S. Treasury Notes, 5.125%, 2016	167,000	182,082

		$30,938,327

Utilities – Electric Power – 5.4%
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	$511,000	$532,718
Bruce Mansfield Unit, 6.85%, 2034	590,000	597,105
Dominion Resources, Inc., 6.4%, 2018	460,000	464,086
Duke Energy Corp., 5.65%, 2013	1,090,000	1,095,279
E.On International Finance B.V., 6.65%, 2038 (n)	1,210,000	1,204,716
EDP Finance B.V., 6%, 2018 (n)	1,100,000	1,095,347
EEB International Ltd., 8.75%, 2014 (n)	100,000	106,000
Enersis S.A., 7.375%, 2014	414,000	439,737
Exelon Generation Co. LLC, 6.95%, 2011	1,267,000	1,309,534
FirstEnergy Corp., 6.45%, 2011	1,610,000	1,652,019
ISA Capital do Brasil S.A., 7.875%, 2012	478,000	494,730
Israel Electric Corp. Ltd., 7.25%, 2019 (z)	261,000	266,419
NiSource Finance Corp., 7.875%, 2010	1,030,000	1,068,125
NorthWestern Corp., 5.875%, 2014	5,000	4,921
NRG Energy, Inc., 7.25%, 2014	635,000	606,425
Waterford 3 Funding Corp., 8.09%, 2017	88,060	85,764

		$11,022,925

Total Bonds (Identified Cost, $201,697,704)		$197,689,279

FLOATING RATE LOANS (g)(r) – 0.6%
Aerospace – 0.3%
Hawker Beechcraft Acquisition Co., Letter of Credit, 4.69%, 2014	$50,834	$47,625
Hawker Beechcraft Acquisition Co., Term Loan, 4.8%, 2014	566,352	530,601

		$578,226

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

FLOATING RATE LOANS – continued
Food & Beverages – 0.2%
ARAMARK Corp., Letter of Credit, 5.02%, 2014	$20,551	$19,376
ARAMARK Corp., Term Loan B, 4.67%, 2014	$323,483	304,993

		$324,369

Medical & Health Technology & Services – 0.1%
HCA, Inc., Term Loan B, 5.05%, 2013	$281,990	$264,448

Printing & Publishing – 0.0%
Idearc, Inc., Term Loan B, 4.78%, 2014	$91,924	$73,284

Total Floating Rate Loans (Identified Cost, $1,264,158)		$1,240,327

Issuer	Shares/Par	Value ($)

SHORT-TERM OBLIGATIONS – 1.6%
Toyota Motor Credit Corp., 2.57%, due 7/01/08, at Amortized Cost and Value (y)	$3,169,000	$3,169,000

Total Investments (Identified Cost, $206,130,862)		$202,098,606

OTHER ASSETS, LESS LIABILITIES – 0.6%		1,220,657

Net Assets – 100.0%		$203,319,263

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $12,319,161 representing 6.1% of net assets.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(y)	The rate shown represents an annualized yield at time of purchase.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
ARCap REIT, Inc., CDO, 6.1%, 2045	12/07/06	$332,516	$146,250
Bayview Commercial Asset Trust, FRN, 1.68%, 2013	3/29/06	46,584	24,280
Bayview Commercial Asset Trust, FRN, 1.6%, 2035	10/06/05	62,835	55,683
Bayview Commercial Asset Trust, FRN, 1.68%, 2036	2/28/06	66,867	55,591
Bayview Commercial Asset Trust, FRN, 0.878%, 2036	5/16/06	52,526	47,141
Bayview Commercial Asset Trust, FRN, 1.168%, 2036	9/11/06	204,011	132,903
Bayview Commercial Asset Trust, FRN, 1.139%, 2036	10/25/06	99,400	82,532
Bayview Commercial Asset Trust, FRN, 1.21%, 2037	1/26/07	207,709	148,652
Bayview Financial Revolving Mortgage Loan Trust, FRN, 3.182%, 2040	3/01/06	250,000	191,740
Best Buy, Inc., 6.75%, 2013	6/19/08	658,838	668,641
British Sky Broadcasting, 6.1%, 2018	2/07/08-2/14/08	569,118	560,695
Capital Trust Realty CDO Ltd., 5.16%, 2035	4/07/06	134,777	115,631
Cox Communications, Inc., 6.25%, 2018	6/06/08	107,590	104,453
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	98,473	97,487
Evraz Group S.A., 8.875%, 2013	4/21/08	511,174	503,604
Falcon Franchise Loan LLC, FRN, 3.773%, 2025	1/29/03	40,242	32,651
GMAC Commercial Mortgage Securities, Inc., FRN, 6.02%, 2033	3/20/02	55,434	55,583
Grupo Televisa S.A., 6%, 2018	5/06/08	549,523	536,843
Israel Electric Corp. Ltd., 7.25%, 2019	5/01/08	260,559	266,419
KazMunaiGaz Finance B.V., 8.375%, 2013	6/24/08-6/25/08	518,062	515,320
Metropolitan Life Global Funding, 5.125%, 2013	4/07/08	419,689	413,569
Natixis S.A., 10% to 2018, FRN to 2049	4/24/08	600,000	598,818

9

Portfolio of Investments (unaudited) – continued

Restricted Securities	Acquisition Date	Cost	Current Market Value
OAO Gazprom, 7.343%, 2013	4/08/08	260,000	255,625
OAO Gazprom, 8.146%, 2018	4/03/08	363,590	364,914
Preferred Term Securities XIX Ltd., CDO, FRN, 3.126%, 2035	9/08/05	99,384	83,482
Prudential Securities Secured Financing Corp., FRN, 7.291%, 2013	12/06/04	138,774	100,280
Wesfarmers Ltd., 6.998%, 2013	4/03/08	1,000,000	1,032,967
Total Restricted Securities			$7,191,754
% of Net Assets			3.5%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

REIT	Real Estate Investment Trust

Insurers

FGIC	Financial Guaranty Insurance Co.

Derivative Contracts at 6/30/08

Futures Contracts Outstanding at 6/30/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note (Short)	20	$2,311,875	Sep-08	$(35,851)
U.S. Treasury Note 10 yr (Short)	4	455,688	Sep-08	(5,501)
				$(41,352)

Swap Agreements at 6/30/08

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Unrealized Appreciation (Depreciation)
Credit Default Swaps
12/20/12	USD	230,000	Merrill Lynch International	(1)	1.35% (fixed rate)	$(384)
12/20/12	USD	310,000	Goldman Sachs International	(2)	1.55% (fixed rate)	1,838
12/20/12	USD	460,000	Goldman Sachs International	(3)	1.43% (fixed rate)	8,357
12/20/12	USD	150,000	Morgan Stanley Capital Services, Inc.	(4)	1.6% (fixed rate)	4,060
12/20/12	USD	310,000	Goldman Sachs International	(5)	1.3% (fixed rate)	(489)
3/20/13	USD	750,000	Goldman Sachs International	(5)	2.129% (fixed rate)	(26,782)
6/20/13	USD	440,000	Merrill Lynch International	(6)	0.52% (fixed rate)	6,642
6/20/13	USD	440,000	Morgan Stanley Capital Services, Inc.	(7)	1.07% (fixed rate)	(5,087)
6/20/13	USD	440,000	JPMorgan Chase Bank	(8)	3.1% (fixed rate)	18,180
6/20/13	USD	440,000	Morgan Stanley Capital Services, Inc.	(9)	1.07% (fixed rate)	85
6/20/13	USD	250,000	JPMorgan Chase Bank	(10)	1.12% (fixed rate)	(436)
6/20/13	USD	180,000	JPMorgan Chase Bank	(10)	1.1% (fixed rate)	(154)
6/20/13	USD	440,000	JPMorgan Chase Bank	(11)	0.85% (fixed rate)	5,506
6/20/13	USD	430,000	Morgan Stanley Capital Services, Inc.	(12)	1.48% (fixed rate)	12,974
9/20/13	USD	470,000	Merrill Lynch International	(13)	0.77% (fixed rate)	3,819
9/20/13	USD	470,000	Morgan Stanley Capital Services, Inc.	(14)	0.99% (fixed rate)	569
9/20/13	USD	280,000	Goldman Sachs International	(15)	0.645% (fixed rate)	252
9/20/13	USD	170,000	Goldman Sachs International	(15)	0.645% (fixed rate)	157
9/20/13	USD	470,000	Merrill Lynch International	(16)	1.05% (fixed rate)	3,840

						$32,947

10

Portfolio of Investments (unaudited) – continued

(1)	Fund to receive notional amount upon a defined credit event by Boston Properties, Inc., 6.25%, 1/15/13.

(2)	Fund to receive notional amount upon a defined credit event by Equity Residential, 5.75%, 6/15/17.

(3)	Fund to receive notional amount upon a defined credit event by Kimco Realty Corp., 5.98%, 7/30/12.

(4)	Fund to receive notional amount upon a defined credit event by ProLogis Trust, 7.1%, 4/15/08.

(5)	Fund to receive notional amount upon a defined credit event by Simon Properties Group, Inc., 6.35%, 8/28/12.

(6)	Fund to receive notional amount upon a defined credit event by Allstate Corp., 6.75%, 5/15/18.

(7)	Fund to receive notional amount upon a defined credit event by Arrow Electronics, Inc., 6.875%, 6/01/18.

(8)	Fund to receive notional amount upon a defined credit event by Capital One Financial, Inc., 6.25%, 11/15/13.

(9)	Fund to receive notional amount upon a defined credit event by Nordstrom, Inc., 6.95%, 3/15/28.

(10)	Fund to receive notional amount upon a defined credit event by Universal Health Services, Inc., 7.125%, 6/30/16.

(11)	Fund to receive notional amount upon a defined credit event by Wells Fargo & Co., 3.107%, 10/28/15.

(12)	Fund to receive notional amount upon a defined credit event by Weyerhaeuser Co., 7.125%, 7/15/23.

(13)	Fund to receive notional amount upon a defined credit event by AutoZone, Inc., 5.875%, 10/15/12.

(14)	Fund to receive notional amount upon a defined credit event by British Telecom PLC, 5.75%, 12/07/28.

(15)	Fund to receive notional amount upon a defined credit event by CIGNA Corp., 7.875%, 5/15/27.

(16)	Fund to receive notional amount upon a defined credit event by Whirlpool Corp., 7.75%, 7/15/16.

At June 30, 2008 the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

11

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/08
Assets
Investments, at value (identified cost, $206,130,862)	$202,098,606
Cash	153,371
Receivable for daily variation margin on open futures contracts	875
Receivable for investments sold	75,475
Receivable for fund shares sold	718,150
Interest receivable	2,193,444
Swaps, at value	66,279
Other assets	1,302
Total assets		$205,307,502
Liabilities
Payable for investments purchased	$1,724,081
Payable for fund shares reacquired	165,152
Swaps, at value	33,332
Payable to affiliates
Management fee	11,208
Shareholder servicing costs	344
Distribution fees	471
Administrative services fee	397
Payable for independent trustees’ compensation	708
Accrued expenses and other liabilities	52,546
Total liabilities		$1,988,239
Net assets		$203,319,263
Net assets consist of
Paid-in capital	$204,414,687
Unrealized appreciation (depreciation) on investments	(4,040,661)
Accumulated net realized gain (loss) on investments	(1,431,233)
Undistributed net investment income	4,376,470
Net assets		$203,319,263
Shares of beneficial interest outstanding		17,946,684
Initial Class shares
Net assets	$186,183,044
Shares outstanding	16,425,285
Net asset value per share		$11.34
Service Class shares
Net assets	$17,136,219
Shares outstanding	1,521,399
Net asset value per share		$11.26

See Notes to Financial Statements

12

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/08
Net investment income
Income
Interest	$4,962,339
Foreign taxes withheld	(884)
Total investment income		$4,961,455
Expenses
Management fee	$579,711
Distribution fees	21,951
Shareholder servicing costs	17,547
Administrative services fee	17,393
Independent trustees’ compensation	2,634
Custodian fee	26,313
Shareholder communications	5,706
Auditing fees	28,185
Legal fees	1,198
Miscellaneous	9,209
Total expenses		$709,847
Fees paid indirectly	(2,033)
Reduction of expenses by investment adviser	(97,299)
Net expenses		$610,515
Net investment income		$4,350,940
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$218,212
Futures contracts	12,706
Swap transactions	(65,320)
Net realized gain (loss) on investments		$165,598
Change in unrealized appreciation (depreciation)
Investments	$(3,776,381)
Futures contracts	(52,799)
Swap transactions	59,517
Net unrealized gain (loss) on investments		$(3,769,663)
Net realized and unrealized gain (loss) on investments		$(3,604,065)
Change in net assets from operations		$746,875

See Notes to Financial Statements

13

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/08	Year ended 12/31/07
Change in net assets	(unaudited )
From operations
Net investment income	$4,350,940	$5,492,499
Net realized gain (loss) on investments	165,598	(7,888)
Net unrealized gain (loss) on investments	(3,769,663)	(435,761)
Change in net assets from operations	$746,875	$5,048,850
Distributions declared to shareholders
From net investment income
Initial Class	$(5,325,182)	$(2,658,129)
Service Class	(454,581)	(550,439)
Total distributions declared to shareholders	$(5,779,763)	$(3,208,568)
Change in net assets from fund share transactions	$50,730,045	$72,085,308
Total change in net assets	$45,697,157	$73,925,590
Net assets
At beginning of period	157,622,106	83,696,516
At end of period (including undistributed net investment income of $4,376,470 and $5,805,293, respectively)	$203,319,263	$157,622,106

See Notes to Financial Statements

14

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$11.60		$11.51	$11.61	$12.16	$12.19	$11.82
Income (loss) from investment operations
Net investment income (d)	$0.26		$0.55	$0.53	$0.51	$0.59	$0.62
Net realized and unrealized gain (loss) on investments	(0.18)		(0.08)	(0.08)	(0.34)	0.11	0.45
Total from investment operations	$0.08		$0.47	$0.45	$0.17	$0.70	$1.07
Less distributions declared to shareholders
From net investment income	$(0.34)		$(0.38)	$(0.49)	$(0.62)	$(0.73)	$(0.70)
From net realized gain on investments	—		—	(0.06)	(0.10)	—	—
Total distributions declared to shareholders	$(0.34)		$(0.38)	$(0.55)	$(0.72)	$(0.73)	$(0.70)
Net asset value, end of period	$11.34		$11.60	$11.51	$11.61	$12.16	$12.19
Total return (%) (k)(r)(s)	0.65	(n)	4.21	4.05	1.51	6.06	9.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.71	(a)	0.77	0.94	1.12	0.99	0.94
Expenses after expense reductions (f)	0.61	(a)	0.67	0.70	0.73	0.75	0.75
Net investment income	4.52	(a)	4.80	4.69	4.40	4.88	5.04
Portfolio turnover	79		74	51	88	55	116
Net assets at end of period (000 Omitted)	$186,183		$139,275	$66,875	$36,738	$28,881	$31,981

See Notes to Financial Statements

15

Financial Highlights – continued

Service Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$11.51		$11.43	$11.54	$12.11	$12.16	$11.81
Income (loss) from investment operations
Net investment income (d)	$0.24		$0.52	$0.50	$0.48	$0.55	$0.54
Net realized and unrealized gain (loss) on investments	(0.18)		(0.08)	(0.08)	(0.35)	0.12	0.51
Total from investment operations	$0.06		$0.44	$0.42	$0.13	$0.67	$1.05
Less distributions declared to shareholders
From net investment income	$(0.31)		$(0.36)	$(0.47)	$(0.60)	$(0.72)	$(0.70)
From net realized gain on investments	—		—	(0.06)	(0.10)	—	—
Total distributions declared to shareholders	$(0.31)		$(0.36)	$(0.53)	$(0.70)	$(0.72)	$(0.70)
Net asset value, end of period	$11.26		$11.51	$11.43	$11.54	$12.11	$12.16
Total return (%) (k)(r)(s)	0.48	(n)	3.92	3.79	1.22	5.80	9.14
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96	(a)	1.03	1.20	1.37	1.24	1.19
Expenses after expense reductions (f)	0.86	(a)	0.93	0.95	0.98	1.00	1.01
Net investment income	4.26	(a)	4.55	4.44	4.16	4.66	4.53
Portfolio turnover	79		74	51	88	55	116
Net assets at end of period (000 Omitted)	$17,136		$18,347	$16,822	$12,860	$6,558	$2,419

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Research Bond Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund may invest a significant portion of its assets in mortgage-backed securities. The value of mortgage-backed securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which such futures contracts are primarily traded. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

17

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of June 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$202,098,606	$—	$202,098,606
Other Financial Instruments	$(41,352)	$32,947	$—	$(8,405)

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty. Derivative instruments include futures contracts and swap agreements.

Futures Contracts – The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

18

Notes to Financial Statements (unaudited) – continued

Swap Agreements – The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund’s custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market and interest rate movements of the underlying instrument.

The fund holds credit default swaps in which one party makes a stream of payments based on a fixed percentage applied to the notional amount to another party in exchange for the right to receive a specified return in the event of a default by a third party, such as a corporate issuer or foreign issuer, on its obligation. The fund may enter into credit default swaps to limit or to reduce its risk exposure to defaults of corporate and sovereign issuers or to create direct or synthetic short or long exposure to corporate debt securities or certain sovereign debt securities to which it is not otherwise exposed.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Loans and Other Direct Debt Instruments – The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

19

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

12/31/07
Ordinary income (including any short-term capital gains)	$3,208,568
Long-term capital gain	—
Total distributions	$3,208,568

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/08
Cost of investments	$206,716,864
Gross appreciation	685,588
Gross depreciation	(5,303,846)
Net unrealized appreciation (depreciation)	$(4,618,258)

As of 12/31/07
Undistributed ordinary income	5,779,282
Capital loss carryforwards	(1,133,068)
Other temporary differences	(9,644)
Net unrealized appreciation (depreciation)	(699,106)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2007 the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/14	$ (784,459)
12/31/15	(348,609)
Total	$(1,133,068)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.60% of the fund’s average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.50% of average daily net assets. This written agreement may be rescinded only upon consent of the fund’s Board of Trustees. This management fee reduction amounted to $96,750, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate 0.50% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management, distribution, and certain other fees and expenses, such that operating expenses do not exceed 0.20% annually of the fund’s average daily net assets. This written agreement will continue through April 30, 2009 unless changed or rescinded by the fund’s Board of Trustees. For the six months ended June 30, 2008, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses.

20

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2008, the fee was $17,519, which equated to 0.0181% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2008, these costs amounted to $28.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.0180% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended June 30, 2008, the fee paid by the fund to Tarantino LLC was $554 and is included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund to Tarantino LLC in the amount of $549, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$129,489,057	$113,198,152
Investments (non-U.S. Government securities)	$76,636,528	$35,352,245

21

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/08		Year ended 12/31/07
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	5,910,712	$68,731,406	6,995,632	$79,873,299
Service Class	99,425	1,139,689	296,200	3,362,262
	6,010,137	$69,871,095	7,291,832	$83,235,561
Shares issued to shareholders in reinvestment of distributions
Initial Class	470,422	$5,325,182	236,068	$2,658,129
Service Class	40,408	454,581	49,146	550,439
	510,830	$5,779,763	285,214	$3,208,568
Shares reacquired
Initial Class	(1,964,294)	$(22,478,417)	(1,035,428)	$(11,825,531)
Service Class	(212,318)	(2,442,396)	(223,580)	(2,533,290)
	(2,176,612)	$(24,920,813)	(1,259,008)	$(14,358,821)
Net change
Initial Class	4,416,840	$51,578,171	6,196,272	$70,705,897
Service Class	(72,485)	(848,126)	121,766	1,379,411
	4,344,355	$50,730,045	6,318,038	$72,085,308

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended June 30, 2008, the fund’s commitment fee and interest expense were $324 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

22

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2008 by clicking on the fund’s name under “Variable Insurance Portfolios - VIT” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

23

CONTACT US

Web site

mfs.com

Account service and literature

Shareholders

1-877-411-3325

9 a.m. to 5 p.m. Eastern Time

Investment professionals

1-800-637-8730

8 a.m. to 5 p.m. Eastern Time

Mailing address

MFS Service Center, Inc.

Attn: Institutional Alliance Services (IAS)

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS INVESTMENT MANAGEMENT

MFS® Research International Series

MFS® Variable Insurance Trust

Semiannual report

6/30/08

VRI-SEM

MFS® RESEARCH INTERNATIONAL SERIES

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

LETTER FROM THE CEO

Dear Contract Owners:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
E.ON AG	3.0%
TOTAL S.A	3.0%
BHP Billiton PLC	3.0%
Roche Holding AG	2.3%
Nestle S.A.	2.2%
Statoil A.S.A.	2.1%
Vodafone Group PLC	2.0%
Siemens AG	1.9%
UniCredito Italiano S.p.A.	1.8%
Akzo Nobel N.V.	1.8%

Equity sectors
Financial Services	23.1%
Basic Materials	11.0%
Utilities & Communications	10.3%
Energy	9.6%
Health Care	7.2%
Consumer Staples	6.0%
Technology	5.5%
Industrial Goods & Services	4.6%
Special Products & Services	4.4%
Retailing	3.9%
Autos & Housing	3.7%
Transportation	2.8%
Leisure	2.4%

Country weightings
Japan	15.1%
United Kingdom	13.1%
Germany	11.1%
France	10.2%
Switzerland	7.5%
Italy	5.1%
Netherlands	3.8%
Brazil	3.3%
Mexico	2.9%
Other Countries	27.9%

Percentages are based on net assets as of 6/30/08.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2008 through June 30, 2008

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008 through June 30, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/08	Ending Account Value 6/30/08	Expenses Paid During Period (p) 1/01/08-6/30/08
Initial Class	Actual	1.10%	$1,000.00	$904.60	$5.21
	Hypothetical (h)	1.10%	$1,000.00	$1,019.39	$5.52
Service Class	Actual	1.35%	$1,000.00	$903.49	$6.39
	Hypothetical (h)	1.35%	$1,000.00	$1,018.15	$6.77

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

PORTFOLIO OF INVESTMENTS – 6/30/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 94.5%
Airlines – 0.2%
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	78,200	$163,134
Grupo Aeroportuario del Pacifico S.A. de C.V., ADR	5,440	159,773

		$322,907

Alcoholic Beverages – 1.6%
Diageo PLC	57,250	$1,052,320
Heineken N.V.	34,990	1,779,162

		$2,831,482

Apparel Manufacturers – 2.5%
Adidas AG	29,520	$1,859,353
Billabong International Ltd.	50,353	521,408
LVMH Moet Hennessy Louis Vuitton S.A.	19,790	2,063,333

		$4,444,094

Automotive – 1.9%
Bayerische Motoren Werke AG	23,350	$1,120,985
Bridgestone Corp.	85,100	1,302,563
Compagnie Generale des Etablissements Michelin	13,620	971,912

		$3,395,460

Biotechnology – 0.5%
Actelion Ltd. (a)	15,702	$836,778

Broadcasting – 2.4%
Grupo Televisa S.A., ADR	83,810	$1,979,592
WPP Group PLC	223,130	2,149,736

		$4,129,328

Brokerage & Asset Managers – 1.7%
Daiwa Securities Group, Inc.	237,000	$2,181,468
Julius Baer Holding Ltd.	12,454	834,861

		$3,016,329

Business Services – 2.5%
Bunzl PLC	62,010	$807,960
JFE Shoji Holdings, Inc.	35,000	263,074
Mitsubishi Corp.	38,700	1,277,408
Mitsui & Co. Ltd.	18,000	398,076
Satyam Computer Services Ltd.	150,490	1,527,985

		$4,274,503

Chemicals – 0.3%
Makhteshim-Agan Industries Ltd.	62,490	$583,802

Computer Software – Systems – 0.2%
HCL Technologies Ltd.	51,620	$303,001

Conglomerates – 1.9%
Siemens AG	30,050	$3,328,857

Construction – 1.8%
Corporacion Moctezuma S.A. de C.V.	34,900	$83,907
CRH PLC	30,710	894,140

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Construction – continued
Duratex S.A., IPS	13,600	$289,579
Geberit AG	10,339	1,516,640
SARE Holding S.A. de C.V., “B” (a)	65,900	86,793
Urbi Desarrollos Urbanos S.A. de C.V. (a)	69,800	242,007

		$3,113,066

Consumer Goods & Services – 2.0%
Kao Corp.	51,000	$1,339,511
Kimberly-Clark de Mexico S.A. de C.V., “A”	197,390	803,072
Reckitt Benckiser Group PLC	24,880	1,260,795

		$3,403,378

Containers – 1.1%
Brambles Ltd.	234,140	$1,959,828

Electrical Equipment – 1.9%
LS Industrial Systems Co. Ltd.	14,150	$695,292
OMRON Corp.	53,500	1,150,375
Schneider Electric S.A.	13,349	1,439,372

		$3,285,039

Electronics – 4.0%
Konica Minolta Holdings, Inc.	55,000	$930,023
Ricoh Co. Ltd.	124,000	2,240,619
Royal Philips Electronics N.V.	27,910	942,831
Samsung Electronics Co. Ltd.	1,888	1,128,053
Tokyo Electron Ltd.	15,500	894,610
Venture Corp. Ltd.	110,000	793,485

		$6,929,621

Energy – Independent – 1.3%
INPEX Holdings, Inc.	103	$1,301,646
SK Energy Co. Ltd.	3,664	408,065
Talisman Energy, Inc.	26,780	594,205

		$2,303,916

Energy – Integrated – 7.8%
Eni S.p.A.	59,410	$2,213,119
OAO Gazprom, ADR	27,010	1,563,516
Petroleo Brasileiro S.A., ADR	15,190	1,075,908
Statoil A.S.A.	97,200	3,627,308
TOTAL S.A.	60,870	5,196,336

		$13,676,187

Engineering – Construction – 0.4%
JGC Corp.	38,000	$748,998

Food & Beverages – 2.4%
Nestle S.A.	84,290	$3,814,723
Nong Shim Co. Ltd.	1,613	344,635

		$4,159,358

Insurance – 2.1%
AXA	86,920	$2,562,903
Old Mutual PLC	554,680	1,016,685

		$3,579,588

Internet – 0.2%
Universo Online S.A., IPS	80,900	$430,643

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Machinery & Tools – 2.3%
Assa Abloy AB, “B”	83,200	$1,202,936
Glory Ltd.	58,800	1,383,562
Komatsu Ltd.	49,800	1,390,182

		$3,976,680

Major Banks – 12.9%
Bank of Communications Co. Ltd.	1,539,000	$1,802,078
Barclays PLC	345,710	2,008,840
BNP Paribas	34,573	3,098,656
BOC Hong Kong Holdings Ltd.	681,000	1,803,563
DBS Group Holdings Ltd.	160,000	2,218,905
Erste Bank der oesterreichischen Sparkassen AG	28,992	1,794,097
Standard Bank Group Ltd.	75,124	730,882
Standard Chartered PLC	51,629	1,461,155
Sumitomo Mitsui Financial Group, Inc.	307	2,313,321
Unibanco – Uniao de Bancos Brasileiros S.A., ADR	15,890	2,016,918
UniCredito Italiano S.p.A.	523,683	3,191,661

		$22,440,076

Metals & Mining – 5.5%
Anglo American PLC	14,310	$1,014,353
BHP Billiton PLC	134,620	5,174,689
Companhia Vale do Rio Doce	49,700	1,786,561
Rio Tinto Group	12,470	1,530,118

		$9,505,721

Natural Gas – Distribution – 0.6%
Gaz de France	16,010	$1,026,032

Network & Telecom – 1.1%
Nokia Oyj	79,290	$1,943,041

Oil Services – 0.5%
Saipem S.p.A.	20,070	$940,505

Other Banks & Diversified Financials – 5.3%
Aeon Credit Service Co. Ltd.	81,700	$1,025,536
Anglo Irish Bank Corp. PLC	147,492	1,391,547
Bank of Cyprus Public Co. Ltd.	145,470	1,753,058
CSU Cardsystem S.A. (a)	44,830	145,989
Fortis S.A./N.V.	112,670	1,788,912
Fortis S.A./N.V. (a)	17,980	283
Macquarie Group Ltd.	15,892	741,140
Unione di Banche Italiane ScpA	103,188	2,412,966

		$9,259,431

Pharmaceuticals – 6.7%
Astellas Pharma, Inc.	27,800	$1,179,799
Bayer AG	23,790	1,998,973
Merck KGaA	17,690	2,512,846
Novartis AG	33,660	1,848,693
Roche Holding AG	22,780	4,094,075

		$11,634,386

Precious Metals & Minerals – 0.6%
Paladin Resources Ltd. (a)	160,518	$986,529

Railroad & Shipping – 1.1%
East Japan Railway Co.	233	$1,900,740

Real Estate – 1.1%
CapitaLand Ltd.	473,000	$1,982,499

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Chemicals – 3.5%
Akzo Nobel N.V.	46,420	$3,179,224
Linde AG	21,180	2,970,512

		$6,149,736

Specialty Stores – 1.4%
Industria de Diseno Textil S.A. (Inditex)	30,690	$1,411,302
Kingfisher PLC	306,850	685,230
NEXT PLC	20,860	403,141

		$2,499,673

Telecommunications – Wireless – 3.8%
America Movil S.A.B. de C.V., “L”, ADR	28,850	$1,521,837
KDDI Corp.	146	903,249
MTN Group Ltd.	17,920	284,051
Rogers Communications, Inc., “B”	13,730	533,738
Vodafone Group PLC	1,162,630	3,428,360

		$6,671,235

Telephone Services – 1.7%
Telefonica S.A.	109,080	$2,883,967

Trucking – 1.5%
TNT N.V.	20,920	$710,855
Yamato Holdings Co. Ltd.	132,000	1,844,900

		$2,555,755

Utilities – Electric Power – 4.2%
Drax Group	32,943	$485,291
E.ON AG	25,960	5,229,753
NTPC Ltd.	151,700	537,693
SUEZ S.A.	17,021	1,156,432

		$7,409,169

Total Common Stocks (Identified Cost, $172,808,172)		$164,821,338

SHORT-TERM OBLIGATIONS – 3.7%
Toyota Motor Credit Corp., 2.57%, due 7/01/08, at Amortized Cost and Value (y)	$6,403,000	$6,403,000

	Strike Price	First Exercise

RIGHTS – 0.0%
Major Banks – 0.0%
Barclays PLC (1 share for 1 right)	GBP 2.82	6/26/2008
(Identified Cost, $0) (a)		74,079	$14,029

Total Investments (Identified Cost, $179,211,172)			$171,238,367

OTHER ASSETS, LESS LIABILITIES – 1.8%			3,073,283

Net Assets – 100.0%			$174,311,650

5

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

IPS	International Preference Stock

Abbreviations indicate amounts shown in currencies other than the U.S. Dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below.

GBP	British Pound

See Notes to Financial Statements

6

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/08
Assets
Investments, at value (identified cost, $179,211,172)	$171,238,367
Cash	712
Foreign currency, at value (identified cost, $219,542)	221,131
Receivable for investments sold	502,272
Receivable for fund shares sold	3,422,208
Interest and dividends receivable	376,140
Receivable from investment adviser	14,406
Other assets	982
Total assets		$175,776,218
Liabilities
Payable for investments purchased	$968,457
Payable for fund shares reacquired	321,223
Payable to affiliates
Management fee	16,711
Shareholder servicing costs	340
Distribution fees	1,091
Administrative services fee	350
Payable for independent trustees’ compensation	515
Accrued expenses and other liabilities	155,881
Total liabilities		$1,464,568
Net assets		$174,311,650
Net assets consist of
Paid-in capital	$182,982,385
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(7,965,723)
Accumulated distributions in excess of net realized gain on investments and foreign currency transactions	(2,642,936)
Undistributed net investment income	1,937,924
Net assets		$174,311,650
Shares of beneficial interest outstanding		12,503,432
Initial Class shares
Net assets	$134,107,239
Shares outstanding	9,607,416
Net asset value per share		$13.96
Service Class shares
Net assets	$40,204,411
Shares outstanding	2,896,016
Net asset value per share		$13.88

See Notes to Financial Statements

7

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/08
Net investment income
Income
Dividends	$3,002,996
Interest	40,212
Foreign taxes withheld	(307,451)
Total investment income		$2,735,757
Expenses
Management fee	$570,087
Distribution fees	38,190
Shareholder servicing costs	11,482
Administrative services fee	13,363
Independent trustees’ compensation	2,555
Custodian fee	184,289
Shareholder communications	5,302
Auditing fees	22,932
Legal fees	680
Miscellaneous	8,583
Total expenses		$857,463
Fees paid indirectly	(1,227)
Reduction of expenses by investment adviser	(122,032)
Net expenses		$734,204
Net investment income		$2,001,553
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions (net of $84,909 country tax)	$(1,615,352)
Foreign currency transactions	(53,178)
Net realized gain (loss) on investments and foreign currency transactions		$(1,668,530)
Change in unrealized appreciation (depreciation)
Investments (net of $99,534 decrease in deferred country tax)	$(14,433,062)
Translation of assets and liabilities in foreign currencies	6,569
Net unrealized gain (loss) on investments and foreign currency translation		$(14,426,493)
Net realized and unrealized gain (loss) on investments and foreign currency		$(16,095,023)
Change in net assets from operations		$(14,093,470)

See Notes to Financial Statements

8

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/08 (unaudited )	Year ended 12/31/07
Change in net assets
From operations
Net investment income	$2,001,553	$750,513
Net realized gain (loss) on investments and foreign currency transactions	(1,668,530)	4,272,465
Net unrealized gain (loss) on investments and foreign currency translation	(14,426,493)	2,070,805
Change in net assets from operations	$(14,093,470)	$7,093,783
Distributions declared to shareholders
From net investment income
Initial Class	$(607,164)	$—
Service Class	(122,669)	—
From net realized gain on investments
Initial Class	(3,500,106)	(382,802)
Service Class	(1,010,207)	(181,871)
Total distributions declared to shareholders	$(5,240,146)	$(564,673)
Change in net assets from fund share transactions	$82,419,583	$58,552,347
Total change in net assets	$63,085,967	$65,081,457
Net assets
At beginning of period	111,225,683	46,144,226
At end of period (including undistributed net investment income of $1,937,924 and $666,204, respectively)	$174,311,650	$111,225,683

See Notes to Financial Statements

9

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005 (c)
	(unaudited)
Net asset value, beginning of period	$16.12		$14.44	$11.84	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.23		$0.17	$0.18	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	(1.73)		1.67	2.85	2.03
Total from investment operations	$(1.50)		$1.84	$3.03	$2.08
Less distributions declared to shareholders
From net investment income	$(0.10)		$—	$(0.13)	$(0.07)
From net realized gain on investments	(0.56)		(0.16)	(0.30)	(0.17)
Total distributions declared to shareholders	$(0.66)		$(0.16)	$(0.43)	$(0.24)
Net asset value, end of period	$13.96		$16.12	$14.44	$11.84
Total return (%) (k)(r)(s)	(9.54	)(n)	12.82	25.67	20.85	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.29	(a)	1.56	2.77	4.03	(a)
Expenses after expense reductions (f)	1.10	(a)	1.10	1.10	1.10	(a)
Net investment income	3.20	(a)	1.14	1.36	0.66	(a)
Portfolio turnover	36		64	130	95
Net assets at end of period (000 Omitted)	$134,107		$81,987	$32,437	$5,878

See Notes to Financial Statements

10

Financial Highlights – continued

Service Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005 (c)
	(unaudited)
Net asset value, beginning of period	$16.02		$14.39	$11.83	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.16	$0.06	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	(1.72)		1.63	2.91	2.04
Total from investment operations	$(1.51)		$1.79	$2.97	$2.06
Less distributions declared to shareholders
From net investment income	$(0.07)		$—	$(0.11)	$(0.06)
From net realized gain on investments	(0.56)		(0.16)	(0.30)	(0.17)
Total distributions declared to shareholders	$(0.63)		$(0.16)	$(0.41)	$(0.23)
Net asset value, end of period	$13.88		$16.02	$14.39	$11.83
Total return (%) (k)(r)(s)	(9.65	)(n)	12.52	25.21	20.68	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55	(a)	1.81	2.86	4.28	(a)
Expenses after expense reductions (f)	1.35	(a)	1.35	1.35	1.35	(a)
Net investment income	3.05	(a)	1.03	0.41	0.28	(a)
Portfolio turnover	36		64	130	95
Net assets at end of period (000 Omitted)	$40,204		$29,238	$13,707	$241

(a)	Annualized.

(c)	For the period from the commencement of the fund’s investment operations, April 29, 2005, through the stated period end.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

11

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Research International Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

12

Notes to Financial Statements (unaudited) – continued

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of June 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$71,757,199	$99,481,168	$—	$171,238,367
Other Financial Instruments	$—	$—	$—	$—

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from

13

Notes to Financial Statements (unaudited) – continued

recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and foreign taxes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

12/31/07
Ordinary income (including any short-term capital gains)	$443,750
Long-term capital gain	120,923
Total distributions	$564,673

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/08
Cost of investments	$180,195,885
Gross appreciation	6,076,064
Gross depreciation	(15,033,582)
Net unrealized appreciation (depreciation)	$(8,957,518)

As of 12/31/07
Undistributed ordinary income	$2,729,135
Undistributed long-term capital gain	2,509,453
Other temporary differences	(150,785)
Net unrealized appreciation (depreciation)	5,575,078

The aggregate cost above includes prior fiscal year end tax adjustments.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.90% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of certain fees and expenses, such that total annual fund operating expenses do not exceed 1.10% annually of average daily net assets for the Initial Class shares and 1.35% annually of average daily net assets for the Service Class shares. This written agreement may only be rescinded by the fund’s Board of Trustees. The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management, distribution, and certain other fees and expenses, such that operating expenses do not exceed 0.20% annually of the fund’s average daily net assets. This written agreement will continue through April 30, 2009 unless changed or rescinded by the fund’s Board of Trustees. For the six months ended June 30, 2008, this reduction amounted to $121,677 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2008, the fee was $11,482, which equated to

14

Notes to Financial Statements (unaudited) – continued

0.0181% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2008, the fund did not incur any out-of-pocket expenses.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.0211% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended June 30, 2008, the fee paid by the fund to Tarantino LLC was $359 and is included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund to Tarantino LLC in the amount of $355, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $120,185,105 and $45,788,324, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/08		Year ended 12/31/07
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	4,721,698	$69,955,897	3,309,142	$51,937,309
Service Class	1,428,479	20,801,875	1,176,033	18,132,158
	6,150,177	$90,757,772	4,485,175	$70,069,467
Shares issued to shareholders in reinvestment of distributions
Initial Class	278,648	$4,107,270	25,469	$382,802
Service Class	77,224	1,132,876	12,149	181,871
	355,872	$5,240,146	37,618	$564,673
Shares reacquired
Initial Class	(479,582)	$(7,226,885)	(493,979)	$(7,296,067)
Service Class	(434,367)	(6,351,450)	(315,758)	(4,785,726)
	(913,949)	$(13,578,335)	(809,737)	$(12,081,793)
Net change
Initial Class	4,520,764	$66,836,282	2,840,632	$45,024,044
Service Class	1,071,336	15,583,301	872,424	13,528,303
	5,592,100	$82,419,583	3,713,056	$58,552,347

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended June 30, 2008, the fund’s commitment fee and interest expense were $194 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

15

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2008 by clicking on the fund’s name under “Variable Insurance Portfolios - VIT” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

16

CONTACT US

Web site

mfs.com

Account service and literature

Shareholders

1-877-411-3325

9 a.m. to 5 p.m. Eastern Time

Investment professionals

1-800-637-8730

8 a.m. to 5 p.m. Eastern Time

Mailing address

MFS Service Center, Inc.

Attn: Institutional Alliance Services (IAS)

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® INVESTMENT MANAGEMENT

MFS® Research Series

MFS® Variable Insurance Trust

Semiannual report

6/30/08

VFR-SEM

MFS® RESEARCH SERIES

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

LETTER FROM THE CEO

Dear Contract Owners:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Merck & Co., Inc.	3.0%
Chevron Corp.	2.3%
Danaher Corp.	2.3%
JPMorgan Chase & Co.	2.3%
PepsiCo, Inc.	2.2%
Google, Inc., “A”	2.1%
Philip Morris International, Inc.	2.0%
International Business Machines Corp.	2.0%
AT&T, Inc.	2.0%
Exxon Mobil Corp.	1.8%

Equity sectors
Technology	14.2%
Energy	14.1%
Financial Services	14.1%
Health Care	11.7%
Utilities & Communications	8.9%
Consumer Staples	8.0%
Retailing	7.2%
Industrial Goods & Services	6.3%
Basic Materials	5.3%
Special Products & Services	3.5%
Autos & Housing	2.4%
Leisure	2.3%
Transportation	1.1%

Percentages are based on net assets as of 6/30/08.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2008 through June 30, 2008

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008 through June 30, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/08	Ending Account Value 6/30/08	Expenses Paid During Period (p) 1/01/08-6/30/08
Initial Class	Actual	0.86%	$1,000.00	$905.70	$4.07
	Hypothetical (h)	0.86%	$1,000.00	$1,020.59	$4.32
Service Class	Actual	1.11%	$1,000.00	$904.47	$5.26
	Hypothetical (h)	1.11%	$1,000.00	$1,019.34	$5.57

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

PORTFOLIO OF INVESTMENTS – 6/30/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.1%
Aerospace – 1.9%
Lockheed Martin Corp.	26,700	$2,634,218
United Technologies Corp.	34,210	2,110,757

		$4,744,975

Apparel Manufacturers – 0.9%
NIKE, Inc., “B”	37,970	$2,263,392

Automotive – 1.1%
Bayerische Motoren Werke AG	24,290	$1,166,112
Johnson Controls, Inc.	57,520	1,649,674

		$2,815,786

Biotechnology – 1.8%
Genentech, Inc. (a)	14,070	$1,067,913
Genzyme Corp. (a)	46,410	3,342,448

		$4,410,361

Broadcasting – 1.5%
Grupo Televisa S.A., ADR	26,880	$634,906
Omnicom Group, Inc.	28,140	1,262,923
Walt Disney Co.	61,170	1,908,504

		$3,806,333

Brokerage & Asset Managers – 2.4%
Affiliated Managers Group, Inc. (a)	16,250	$1,463,475
Deutsche Boerse AG	9,190	1,031,505
Goldman Sachs Group, Inc.	8,450	1,477,905
Invesco Ltd. (l)	82,610	1,980,988

		$5,953,873

Business Services – 1.8%
Satyam Computer Services Ltd., ADR (l)	64,130	$1,572,468
Visa, Inc., “A”	22,120	1,798,577
Western Union Co.	42,000	1,038,240

		$4,409,285

Cable TV – 0.6%
Comcast Corp., “Special A” (l)	33,370	$626,021
Time Warner Cable, Inc. (a)(l)	29,030	768,714

		$1,394,735

Chemicals – 1.5%
PPG Industries, Inc.	44,830	$2,571,897
Rohm & Haas Co. (l)	27,430	1,273,849

		$3,845,746

Computer Software – 2.3%
Oracle Corp. (a)	128,600	$2,700,600
Salesforce.com, Inc. (a)	21,840	1,490,143
VeriSign, Inc. (a)	39,740	1,502,172

		$5,692,915

Computer Software – Systems – 3.3%
Apple Computer, Inc. (a)	20,080	$3,362,195
International Business Machines Corp.	42,510	5,038,710

		$8,400,905

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Conglomerates – 1.2%
Siemens AG	27,310	$3,025,327

Construction – 1.3%
Pulte Homes, Inc. (l)	141,550	$1,363,127
Stanley Works	40,000	1,793,200

		$3,156,327

Consumer Goods & Services – 1.7%
ITT Educational Services, Inc. (a)(l)	15,730	$1,299,770
Procter & Gamble Co.	50,490	3,070,297

		$4,370,067

Electrical Equipment – 2.3%
Danaher Corp. (l)	74,750	$5,778,175

Electronics – 4.1%
Applied Materials, Inc.	95,620	$1,825,386
Flextronics International Ltd. (a)	195,710	1,839,674
Intel Corp.	211,200	4,536,576
SanDisk Corp. (a)	113,010	2,113,287

		$10,314,923

Energy – Independent – 3.3%
Apache Corp.	26,770	$3,721,030
Chesapeake Energy Corp. (l)	17,900	1,180,684
CONSOL Energy, Inc.	11,690	1,313,605
XTO Energy, Inc.	28,472	1,950,617

		$8,165,936

Energy – Integrated – 6.9%
Chevron Corp.	58,460	$5,795,140
Exxon Mobil Corp.	51,580	4,545,745
Hess Corp.	20,040	2,528,848
Marathon Oil Corp.	39,440	2,045,753
Royal Dutch Shell PLC, ADR	16,300	1,331,873
TOTAL S.A., ADR	12,760	1,088,045

		$17,335,404

Engineering – Construction – 1.1%
Fluor Corp.	14,340	$2,668,387

Food & Beverages – 4.3%
Dean Foods Co. (a)	73,980	$1,451,488
General Mills, Inc.	23,470	1,426,272
Kellogg Co.	18,200	873,964
Nestle S.A.	36,180	1,637,403
PepsiCo, Inc.	84,710	5,386,709

		$10,775,836

Food & Drug Stores – 1.6%
CVS Caremark Corp.	99,460	$3,935,632

Gaming & Lodging – 0.2%
International Game Technology	25,620	$639,988

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
General Merchandise – 3.2%
Family Dollar Stores, Inc. (l)	101,410	$2,022,115
Kohl’s Corp. (a)	58,830	2,355,553
Wal-Mart Stores, Inc.	64,050	3,599,610

		$7,977,278

Health Maintenance Organizations – 1.7%
CIGNA Corp.	70,810	$2,505,966
WellPoint, Inc. (a)	34,580	1,648,083

		$4,154,049

Insurance – 4.0%
Chubb Corp.	30,210	$1,480,592
Genworth Financial, Inc., “A”	67,660	1,205,025
Hartford Financial Services Group, Inc.	15,760	1,017,623
MetLife, Inc.	81,480	4,299,700
Prudential Financial, Inc.	32,550	1,944,537

		$9,947,477

Internet – 2.0%
Google, Inc., “A” (a)	9,780	$5,148,388

Machinery & Tools – 1.0%
Cummins, Inc.	18,800	$1,231,776
GEA Group AG	39,460	1,389,567

		$2,621,343

Major Banks – 7.2%
Bank of America Corp.	126,680	$3,023,852
Bank of New York Mellon Corp.	86,609	3,276,418
JPMorgan Chase & Co.	164,580	5,646,740
State Street Corp.	66,470	4,253,415
Wells Fargo & Co.	73,910	1,755,363

		$17,955,788

Medical & Health Technology & Services – 0.8%
DaVita, Inc. (a)	20,240	$1,075,351
VCA Antech, Inc. (a)	33,150	920,907

		$1,996,258

Medical Equipment – 2.0%
Boston Scientific Corp. (a)	155,550	$1,911,710
Zimmer Holdings, Inc. (a)	44,690	3,041,155

		$4,952,865

Metals & Mining – 2.5%
BHP Billiton PLC	57,240	$2,200,262
Century Aluminum Co. (a)(l)	21,050	1,399,615
Cleveland-Cliffs, Inc.	12,180	1,451,734
Uranium One, Inc. (a)	233,180	1,099,852

		$6,151,463

Natural Gas – Distribution – 1.5%
Questar Corp.	26,500	$1,882,560
Sempra Energy	33,720	1,903,494

		$3,786,054

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Natural Gas – Pipeline – 1.1%
El Paso Corp.	45,150	$981,561
Williams Cos., Inc.	45,290	1,825,640

		$2,807,201

Network & Telecom – 2.5%
Juniper Networks, Inc. (a)	52,900	$1,173,322
Nokia Corp., ADR	108,970	2,669,765
Research in Motion Ltd. (a)	20,356	2,379,616

		$6,222,703

Oil Services – 3.9%
Halliburton Co.	66,880	$3,549,322
National Oilwell Varco, Inc. (a)	17,450	1,548,164
Noble Corp.	24,240	1,574,630
Schlumberger Ltd.	28,440	3,055,309

		$9,727,425

Other Banks & Diversified Financials – 0.5%
American Express Co.	33,310	$1,254,788

Pharmaceuticals – 5.4%
Abbott Laboratories	31,610	$1,674,382
Merck & Co., Inc.	199,780	7,529,708
Schering-Plough Corp.	219,700	4,325,893

		$13,529,983

Specialty Chemicals – 1.3%
Linde AG (l)	8,290	$1,162,679
Praxair, Inc.	22,210	2,093,070

		$3,255,749

Specialty Stores – 1.5%
Nordstrom, Inc. (l)	67,170	$2,035,251
O’Reilly Automotive, Inc. (a)	37,970	848,630
Tiffany & Co.	21,400	872,050

		$3,755,931

Telecommunications – Wireless – 0.6%
Rogers Communications, Inc., “B”	5,030	$195,536
Rogers Communications, Inc., “B”	31,260	1,208,512

		$1,404,048

Telephone Services – 2.7%
AT&T, Inc.	147,770	$4,978,371
Embarq Corp.	17,150	810,681
Verizon Communications, Inc.	29,380	1,040,052

		$6,829,104

Tobacco – 2.5%
Lorillard, Inc. (a)	18,890	$1,306,432
Philip Morris International, Inc.	102,640	5,069,390

		$6,375,822

Trucking – 1.1%
FedEx Corp.	36,370	$2,865,592

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Utilities – Electric Power – 3.0%
American Electric Power Co., Inc.	48,840	$1,964,833
FPL Group, Inc.	11,640	763,351
NRG Energy, Inc. (a)	37,000	1,587,300
PG&E Corp. (l)	41,560	1,649,516
PPL Corp.	27,970	1,461,992

		$7,426,992

Total Common Stocks (Identified Cost, $263,171,378)		$248,050,609

SHORT-TERM OBLIGATIONS – 0.8%
Toyota Motor Credit Corp., 2.57%, due 7/01/08, at Amortized Cost and Value (y)	$1,951,000	$1,951,000

Issuer	Shares/Par	Value ($)

COLLATERAL FOR SECURITIES LOANED – 7.3%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	18,426,465	$18,426,465

Total Investments (Identified Cost, $283,548,843)		$268,428,074

OTHER ASSETS, LESS LIABILITIES – (7.2)%		(18,135,596)

Net Assets – 100.0%		$250,292,478

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

See Notes to Financial Statements

6

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/08
Assets
Investments, at value, including $17,972,004 of securities on loan (identified cost, $283,548,843)	$268,428,074
Cash	665
Receivable for investments sold	4,268,170
Receivable for fund shares sold	33,285
Interest and dividends receivable	320,239
Other assets	2,256
Total assets		$273,052,689
Liabilities
Payable for investments purchased	$3,935,470
Payable for fund shares reacquired	285,414
Collateral for securities loaned, at value	18,426,465
Payable to affiliates
Management fee	20,594
Shareholder servicing costs	267
Distribution fees	524
Administrative services fee	458
Payable for independent trustees’ compensation	1,611
Accrued expenses and other liabilities	89,408
Total liabilities		$22,760,211
Net assets		$250,292,478
Net assets consist of
Paid-in capital	$489,534,215
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(15,121,046)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(225,509,374)
Undistributed net investment income	1,388,683
Net assets		$250,292,478
Shares of beneficial interest outstanding		13,694,051
Initial Class shares
Net assets	$231,312,691
Shares outstanding	12,650,845
Net asset value per share		$18.28
Service Class shares
Net assets	$18,979,787
Shares outstanding	1,043,206
Net asset value per share		$18.19

See Notes to Financial Statements

7

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/08
Net investment income
Income
Dividends	$2,533,090
Interest	135,358
Foreign taxes withheld	(55,983)
Total investment income		$2,612,465
Expenses
Management fee	$1,050,685
Distribution fees	24,602
Shareholder servicing costs	25,640
Administrative services fee	22,693
Independent trustees’ compensation	5,609
Custodian fee	35,014
Shareholder communications	22,552
Auditing fees	23,291
Legal fees	2,285
Miscellaneous	11,755
Total expenses		$1,224,126
Reduction of expenses by investment adviser	(826)
Net expenses		$1,223,300
Net investment income		$1,389,165
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$7,122,708
Written option transactions	78,338
Foreign currency transactions	4,212
Net realized gain (loss) on investments and foreign currency transactions		$7,205,258
Change in unrealized appreciation (depreciation)
Investments	$(35,991,728)
Translation of assets and liabilities in foreign currencies	(471)
Net unrealized gain (loss) on investments and foreign currency translation		$(35,992,199)
Net realized and unrealized gain (loss) on investments and foreign currency		$(28,786,941)
Change in net assets from operations		$(27,397,776)

See Notes to Financial Statements

8

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/08	Year ended 12/31/07
Change in net assets	(unaudited)
From operations
Net investment income	$1,389,165	$1,324,320
Net realized gain (loss) on investments and foreign currency transactions	7,205,258	36,536,979
Net unrealized gain (loss) on investments and foreign currency translation	(35,992,199)	(1,427,722)
Change in net assets from operations	$(27,397,776)	$36,433,577
Distributions declared to shareholders
From net investment income
Initial Class	$(1,264,745)	$(1,919,641)
Service Class	(48,106)	(88,798)
Total distributions declared to shareholders	$(1,312,851)	$(2,008,439)
Change in net assets from fund share transactions	$(23,451,984)	$(16,245,578)
Total change in net assets	$(52,162,611)	$18,179,560
Net assets
At beginning of period	302,455,089	284,275,529
At end of period (including undistributed net investment income of $1,388,683 and $1,312,369, respectively)	$250,292,478	$302,455,089

See Notes to Financial Statements

9

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004		2003
	(unaudited)
Net asset value, beginning of period	$20.28		$18.04	$16.41	$15.30	$13.35		$10.78
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.09	$0.12	$0.07	$0.06		$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	(2.01)		2.28	1.59	1.11	2.04		2.55
Total from investment operations	$(1.91)		$2.37	$1.71	$1.18	$2.10		$2.65
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.13)	$(0.08)	$(0.07)	$(0.15)		$(0.08)
Net asset value, end of period	$18.28		$20.28	$18.04	$16.41	$15.30		$13.35
Total return (%) (k)(r)(s)	(9.43	)(n)	13.20	10.48	7.80	15.85	(b)	24.71	(j)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86	(a)	0.88	0.90	0.93	0.88		0.88
Expenses after expense reductions (f)	0.86	(a)	0.88	0.89	0.93	0.88		N/A
Net investment income	1.01	(a)	0.46	0.71	0.47	0.47		0.83
Portfolio turnover	65		87	90	93	118		124
Net assets at end of period (000 Omitted)	$231,313		$281,339	$267,602	$289,472	$339,259		$352,464

See Notes to Financial Statements

10

Financial Highlights – continued

Service Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004		2003
	(unaudited)
Net asset value, beginning of period	$20.16		$17.94	$16.33	$15.23	$13.30		$10.74
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.05	$0.09	$0.04	$0.03		$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	(1.99)		2.26	1.57	1.11	2.02		2.54
Total from investment operations	$(1.92)		$2.31	$1.66	$1.15	$2.05		$2.61
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.09)	$(0.05)	$(0.05)	$(0.12)		$(0.05)
Net asset value, end of period	$18.19		$20.16	$17.94	$16.33	$15.23		$13.30
Total return (%) (k)(r)(s)	(9.55	)(n)	12.93	10.20	7.57	15.57	(b)	24.37	(j)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.11	(a)	1.13	1.14	1.19	1.13		1.13
Expenses after expense reductions (f)	1.11	(a)	1.13	1.14	1.19	1.13		N/A
Net investment income	0.74	(a)	0.23	0.51	0.23	0.21		0.58
Portfolio turnover	65		87	90	93	118		124
Net assets at end of period (000 Omitted)	$18,980		$21,116	$16,674	$13,533	$9,424		$6,693

(a)	Annualized.

(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(j)	The fund’s net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.02 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, the Initial Class and Service Class total returns for the year ended December 31, 2003 would have each been lower by approximately 0.22%.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

11

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Research Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as reported by an independent pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as reported by an independent pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker-dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from an independent source. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

12

Notes to Financial Statements (unaudited) – continued

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of June 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$238,075,157	$30,352,917	$—	$268,428,074
Other Financial Instruments	$—	$—	$—	$—

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty. Derivative instruments include written options and purchased options.

Written Options – The fund may write call or put options in exchange for a premium. The premium is initially recorded as a liability, which is subsequently adjusted to the current value of the option contract. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. In general, written call options may serve as a partial hedge against decreases in value in the underlying securities to the extent of the premium received.

13

Notes to Financial Statements (unaudited) – continued

Written Options Transactions

	Number of contracts	Premiums received
Outstanding, beginning of period	—	$—
Options written	489	101,820
Options closed	(489)	(101,820)
Outstanding, end of period	—	$—

Purchased Options – The fund may purchase call or put options for a premium. Purchasing call options may be a hedge against an anticipated increase in the dollar cost of securities to be acquired or to increase the fund’s exposure to the underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities. The premium paid is included as an investment in the Statement of Assets and Liabilities and is subsequently adjusted to the current value of the option. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security or financial instrument to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury and federal agency obligations in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2008, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from

14

Notes to Financial Statements (unaudited) – continued

the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

12/31/07
Ordinary income (including any short-term capital gains)	$2,008,439

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/08
Cost of investments	$283,837,929
Gross appreciation	$15,722,247
Gross depreciation	(31,132,102)
Net unrealized appreciation (depreciation)	$(15,409,855)

As of 12/31/07
Undistributed ordinary income	$1,312,369
Capital loss carryforwards	(232,424,838)
Other temporary differences	(514)
Net unrealized appreciation (depreciation)	20,581,873

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/09	$(69,573,625)
12/31/10	(162,851,213)
$(232,424,838)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund’s average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $1 billion. This written agreement may be rescinded only upon consent of the fund’s Board of Trustees. For the six months ended June 30, 2008, the fund’s average daily net assets did not exceed $1 billion and therefore, the management fee was not reduced.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by

15

Notes to Financial Statements (unaudited) – continued

MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2008, the fee was $25,466, which equated to 0.0182% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2008, these costs amounted to $174.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.0162% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended June 30, 2008, the fee paid by the fund to Tarantino LLC was $835 and is included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund to Tarantino LLC in the amount of $826, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $182,932,388 and $205,493,708, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/08		Year ended 12/31/07
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	2,367,391	$45,510,542	2,497,898	$48,381,164
Service Class	94,580	1,772,022	212,610	4,135,391
	2,461,971	$47,282,564	2,710,508	$52,516,555
Shares issued to shareholders in reinvestment of distributions
Initial Class	66,741	$1,264,745	101,892	$1,919,641
Service Class	2,551	48,106	4,733	88,798
	69,292	$1,312,851	106,625	$2,008,439
Shares reacquired
Initial Class	(3,654,556)	$(70,154,609)	(3,559,798)	$(68,846,214)
Service Class	(101,386)	(1,892,790)	(99,215)	(1,924,358)
	(3,755,942)	$(72,047,399)	(3,659,013)	$(70,770,572)
Net change
Initial Class	(1,220,424)	$(23,379,322)	(960,008)	$(18,545,409)
Service Class	(4,255)	(72,662)	118,128	2,299,831
	(1,224,679)	$(23,451,984)	(841,880)	$(16,245,578)

16

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended June 30, 2008, the fund’s commitment fee and interest expense were $639 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

17

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2008 by clicking on the fund’s name under “Variable Insurance Portfolios - VIT” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

18

CONTACT US

Web site

mfs.com

Account service and literature

Shareholders

1-877-411-3325

9 a.m. to 5 p.m. Eastern Time

Investment professionals

1-800-637-8730

8 a.m. to 5 p.m. Eastern Time

Mailing address

MFS Service Center, Inc.

Attn: Institutional Alliance Services (IAS)

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® Strategic Income Series

MFS® Variable Insurance Trust
Semiannual report

6/30/08
VWG-SEM

MFS® STRATEGIC INCOME SERIES

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

LETTER FROM THE CEO

Dear Contract Owners:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Yield Corporates	33.4%
Non-U.S. Government Bonds	22.9%
High Grade Corporates	18.9%
U.S. Treasury Securities	11.2%
Emerging Market Bonds	6.0%
Commercial Mortgage-Backed Securities	3.4%
Mortgage-Backed Securities	2.9%
U.S. Government Agencies	2.7%
Floating Rate Loans	2.4%
Asset-Backed Securities	1.0%
Collateralized Debt Obligations	0.3%

Credit quality of bonds (r)
AAA	28.7%
AA	8.3%
A	9.0%
BBB	14.9%
BB	11.7%
B	19.6%
CCC	6.5%
D	0.1%
Not Rated	1.2%

Portfolio facts
Average Duration (d)(i)	5.2
Average Life (i)(m)	7.7 yrs.
Average Maturity (i)(m)	10.5 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	BBB+
Average Credit Quality of Rated Securities (short-term) (a)	A-1

Country weightings (i)
United States	62.3%
Japan	6.9%
Germany	4.0%
France	3.5%
Netherlands	3.4%
United Kingdom	3.0%
Spain	2.2%
Canada	2.1%
Ireland	1.8%
Other Countries	10.8%

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable, which may result in the investment in a sector less then 0%.
(m)	The average maturity shown is calculated using the final stated maturity on the portfolio’s holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 6/30/08.

From time to time “Cash & Other Assets” may be negative due to timing of cash receipts and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets as of 06/30/08, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2008 through June 30, 2008

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008 through June 30, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/08	Ending Account Value 6/30/08	Expenses Paid During Period (p) 1/01/08-6/30/08
Initial Class	Actual	0.85%	$1,000.00	$995.71	$4.22
	Hypothetical (h)	0.85%	$1,000.00	$1,020.64	$4.27
Service Class	Actual	1.10%	$1,000.00	$995.69	$5.46
	Hypothetical (h)	1.10%	$1,000.00	$1,019.39	$5.52

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS – 6/30/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 96.3%
Aerospace – 0.4%
Hawker Beechcraft Acquisition Co. LLC, 9.75%, 2017	$65,000	$65,000
Vought Aircraft Industries, Inc., 8%, 2011	85,000	79,050

		$144,050

Airlines – 0.2%
Continental Airlines, Inc., 7.339%, 2014	$78,000	$59,280

Asset Backed & Securitized – 4.6%
ARCap REIT, Inc., CDO, “H”, 6.1%, 2045 (n)	$100,000	$35,000
Bayview Financial Revolving Mortgage Loan Trust, FRN, 3.182%, 2040 (z)	250,000	191,740
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)	135,974	135,124
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	3,715	3,687
Crest Ltd., CDO, 7%, 2040	137,000	71,141
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031	153,000	158,277
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)	185,000	180,351
Falcon Franchise Loan LLC, 6.5%, 2014 (z)	250,000	149,570
Falcon Franchise Loan LLC, FRN, 3.773%, 2023 (i)(z)	516,406	53,174
First Union National Bank Commercial Mortgage Trust, FRN, 1.142%, 2043 (i)(n)	2,046,208	40,888
First Union-Lehman Brothers Bank of America, FRN, 0.546%, 2028 (i)	1,772,353	28,986
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	118,339	123,043
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.973%, 2028 (i)	427,244	14,739
Morgan Stanley Capital I, Inc., FRN, 1.413%, 2014 (i)(n)	1,332,449	36,122
Mortgage Capital Funding, Inc., FRN, 0.573%, 2031 (i)	276,333	398
Prudential Securities Secured Financing Corp., FRN, 7.291%, 2013 (z)	171,000	137,183
Salomon Brothers Mortgage Securities, Inc., FRN, 7.272%, 2012 (z)	224,179	238,544

		$1,597,967

Automotive – 1.1%
Allison Transmission, Inc., 11%, 2015 (n)	$90,000	$80,550
Ford Motor Credit Co. LLC, 12%, 2015	200,000	175,933
Ford Motor Credit Co. LLC, FRN, 4.283%, 2010	45,000	39,619
General Motors Corp., 8.375%, 2033	89,000	52,733
Johnson Controls, Inc., 5.25%, 2011	30,000	30,338

		$379,173

Issuer	Shares/Par	Value ($)

BONDS – continued
Broadcasting – 2.5%
Allbritton Communications Co., 7.75%, 2012	$75,000	$72,938
Bonten Media Acquisition Co., 9%, 2015 (n)(p)	20,000	14,600
CanWest MediaWorks LP, 9.25%, 2015 (n)	45,000	36,675
DIRECTV Holdings LLC, 7.625%, 2016 (z)	70,000	68,950
Grupo Televisa S.A., 8.5%, 2032	20,000	23,254
Lamar Media Corp., 6.625%, 2015	65,000	59,150
Lamar Media Corp., “C”, 6.625%, 2015	40,000	36,400
LBI Media, Inc., 8.5%, 2017 (n)	40,000	30,800
Liberty Media Corp., 5.7%, 2013	60,000	53,771
LIN TV Corp., 6.5%, 2013	90,000	82,350
Local TV Finance LLC, 9.25%, 2015 (n)(p)	65,000	50,700
Newport Television LLC, 13%, 2017 (n)(p)	65,000	57,200
News America, Inc., 6.4%, 2035	100,000	94,632
Nexstar Broadcasting Group, Inc., 7%, 2014	80,000	69,600
Univision Communications, Inc., 9.75%, 2015 (n)(p)	125,000	91,875

		$842,895

Brokerage & Asset Managers – 0.6%
Lehman Brothers Holdings, Inc., 6.5%, 2017	$100,000	$92,512
Merrill Lynch & Co., Inc., 6.4%, 2017	30,000	27,799
Nuveen Investments, Inc., 10.5%, 2015 (n)	110,000	101,475

		$221,786

Building – 1.0%
Associated Materials, Inc., 0% to 2009, 11.25% to 2014	$50,000	$33,000
Building Materials Corp. of America, 7.75%, 2014	50,000	41,000
Lafarge S.A., 6.15%, 2011	160,000	160,933
Nortek Holdings, Inc., 10%, 2013 (n)	30,000	28,650
Nortek Holdings, Inc., 8.5%, 2014	70,000	44,800
Ply Gem Industries, Inc., 9%, 2012	85,000	49,938

		$358,321

Business Services – 0.3%
SunGard Data Systems, Inc., 10.25%, 2015	$86,000	$86,430

Cable TV – 2.1%
CCH I Holdings LLC, 11%, 2015	$25,000	$18,531
CCH II Holdings LLC, 10.25%, 2010	115,000	111,263
CCO Holdings LLC, 8.75%, 2013	180,000	165,600
CSC Holdings, Inc., 6.75%, 2012	165,000	155,100
Mediacom LLC, 9.5%, 2013	80,000	75,400
NTL Cable PLC, 9.125%, 2016	100,000	93,750
TCI Communications, Inc., 9.8%, 2012	81,000	91,305

		$710,949

Chemicals – 1.5%
Innophos, Inc., 8.875%, 2014	$45,000	$45,000
Koppers Holdings, Inc., 9.875%, 2013	45,000	47,250
Momentive Performance Materials, Inc., 11.5%, 2016	100,000	74,500

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Chemicals – continued
Nalco Co., 7.75%, 2011	$65,000	$65,000
Nalco Co., 8.875%, 2013	70,000	71,750
Nalco Finance Holdings, Inc., 0% to 2009, 9% to 2014	55,000	50,600
Yara International A.S.A., 5.25%, 2014 (n)	150,000	146,174

		$500,274

Computer Software – 0.2%
First Data Corp., 9.875%, 2015 (n)	$85,000	$73,950

Construction – 0.3%
Lennar Corp., 5.125%, 2010	$130,000	$113,100

Consumer Goods & Services – 1.6%
Corrections Corp. of America, 6.25%, 2013	$35,000	$33,688
Fortune Brands, Inc., 5.125%, 2011	107,000	106,431
Jarden Corp., 7.5%, 2017	20,000	17,400
KAR Holdings, Inc., 10%, 2015	50,000	42,000
Service Corp. International, 7%, 2017	80,000	76,400
Service Corp. International, 7.625%, 2018	69,000	68,828
Western Union Co., 5.4%, 2011	210,000	208,855

		$553,602

Containers – 1.2%
Crown Americas LLC, 7.625%, 2013	$40,000	$39,900
Crown Americas LLC, 7.75%, 2015	70,000	70,000
Graham Packaging Co. LP, 9.875%, 2014	35,000	30,975
Greif, Inc., 6.75%, 2017	145,000	139,925
Owens-Brockway Glass Container, Inc., 8.25%, 2013	140,000	143,500

		$424,300

Defense Electronics – 0.7%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$139,000	$133,240
L-3 Communications Corp., 6.125%, 2014	110,000	103,125
L-3 Communications Corp., 5.875%, 2015	15,000	13,838

		$250,203

Electronics – 0.4%
Avago Technologies Finance, 11.875%, 2015	$20,000	$21,500
Flextronics International Ltd., 6.25%, 2014	75,000	70,125
Spansion LLC, 11.25%, 2016 (n)	65,000	40,300

		$131,925

Emerging Market Quasi-Sovereign – 1.0%
Banco Nacional de Desenvolvimento Economico e Social, 6.369%, 2018 (n)	$100,000	$99,500
Corporacion Nacional del Cobre de Chile, 4.75%, 2014	100,000	96,166
National Power Corp., FRN, 6.888%, 2011	60,000	63,445
Pemex Project Funding Master Trust, 5.75%, 2018 (n)	92,000	90,850

		$349,961

Emerging Market Sovereign – 2.0%
Federative Republic of Brazil, 8%, 2018	$44,000	$48,862
Gabonese Republic, 8.2%, 2017 (n)	100,000	104,000

Issuer	Shares/Par	Value ($)

BONDS – continued
Emerging Market Sovereign – continued
Republic of Argentina, FRN, 3.092%, 2012	$117,188	$98,640
Republic of Colombia, 7.375%, 2017	133,000	144,172
Republic of Panama, 7.25%, 2015	2,000	2,150
Republic of Philippines, 9.375%, 2017	30,000	34,725
Republic of Uruguay, 8%, 2022	100,000	106,750
United Mexican States, 6.625%, 2015	8,000	8,580
United Mexican States, 8.3%, 2031	45,000	56,925
United Mexican States, 6.75%, 2034	89,000	94,429

		$699,233

Energy – Independent – 3.1%
Chaparral Energy, Inc., 8.875%, 2017	$45,000	$39,038
Chesapeake Energy Corp., 6.375%, 2015	225,000	212,625
Forest Oil Corp., 7.25%, 2019	35,000	33,600
Hilcorp Energy I LP, 7.75%, 2015 (n)	75,000	72,000
Hilcorp Energy I LP, 9%, 2016 (n)	45,000	45,788
Mariner Energy, Inc., 8%, 2017	40,000	38,700
Newfield Exploration Co., 6.625%, 2014	70,000	65,800
Nexen, Inc., 6.4%, 2037	140,000	132,557
OPTI Canada, Inc., 8.25%, 2014	110,000	109,450
Plains Exploration & Production Co., 7%, 2017	110,000	105,600
Plains Exploration & Production Co., 7.625%, 2018	10,000	10,000
Quicksilver Resources, Inc., 7.125%, 2016	80,000	74,500
SandRidge Energy, Inc., 8.625%, 2015 (n)(p)	30,000	30,750
SandRidge Energy, Inc., 8%, 2018 (n)	45,000	45,225
Southwestern Energy Co., 7.5%, 2018 (n)	35,000	36,012

		$1,051,645

Energy – Integrated – 0.3%
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022 (n)	$100,000	$95,500

Entertainment – 0.4%
AMC Entertainment, Inc., 11%, 2016	$40,000	$39,600
Marquee Holdings, Inc., 12%, 2014	35,000	27,475
Time Warner, Inc., 6.5%, 2036	10,000	8,902
Turner Broadcasting System, Inc., 8.375%, 2013	70,000	75,226

		$151,203

Financial Institutions – 1.9%
American Express Centurion Bank, 5.2%, 2010	$250,000	$250,352
General Motors Acceptance Corp., 6.875%, 2011	43,000	30,899
General Motors Acceptance Corp., 8%, 2031	61,000	39,685
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)	200,000	161,898
ORIX Corp., 5.48%, 2011	180,000	166,457
Residential Capital LLC, 9.625%, 2015 (z)	2,000	970

		$650,261

Food & Beverages – 1.6%
ARAMARK Corp., 8.5%, 2015	$110,000	$107,800
B&G Foods, Inc., 8%, 2011	45,000	44,213

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Food & Beverages – continued
Dean Foods Co., 7%, 2016		$40,000	$34,700
Del Monte Corp., 6.75%, 2015		50,000	47,625
Kraft Foods, Inc., 6.125%, 2018		80,000	77,474
Miller Brewing Co., 5.5%, 2013 (n)		150,000	153,298
Tyson Foods, Inc., 6.85%, 2016		90,000	81,787

			$546,897

Food & Drug Stores – 0.1%
CVS Caremark Corp., 5.75%, 2017		$19,000	$18,687

Forest & Paper Products – 1.6%
Buckeye Technologies, Inc., 8%, 2010		$11,000	$11,000
Buckeye Technologies, Inc., 8.5%, 2013		130,000	129,350
Georgia-Pacific Corp., 7.125%, 2017 (n)		35,000	32,900
Georgia-Pacific Corp., 8%, 2024		25,000	23,125
Graphic Packaging International Corp., 9.5%, 2013		35,000	33,425
International Paper Co., 7.95%, 2018		50,000	49,722
JSG Funding PLC, 7.75%, 2015	EUR	65,000	90,093
Millar Western Forest Products Ltd., 7.75%, 2013		$75,000	48,750
NewPage Holding Corp., 10%, 2012		20,000	20,250
Smurfit-Stone Container Corp., 8%, 2017		30,000	24,000
Stora Enso Oyj, 6.404%, 2016 (n)		100,000	87,255

			$549,870

Gaming & Lodging – 3.1%
Firekeepers Development Authority, 13.875%, 2015 (z)		$85,000	$83,088
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (n)		105,000	68,250
Harrah’s Operating Co., Inc., 5.5%, 2010		40,000	35,750
Harrah’s Operating Co., Inc., 5.375%, 2013		25,000	15,313
Harrah’s Operating Co., Inc., 10.75%, 2016 (n)		120,000	99,600
Harrah’s Operating Co., Inc., 10.75%, 2018 (n)(p)		75,000	55,125
MGM Mirage, 8.375%, 2011		175,000	168,875
MGM Mirage, 6.75%, 2013		40,000	34,500
Pinnacle Entertainment, Inc., 7.5%, 2015		90,000	68,850
Scientific Games Corp., 6.25%, 2012		85,000	81,388
Station Casinos, Inc., 6%, 2012		15,000	11,925
Station Casinos, Inc., 6.5%, 2014		110,000	63,250
Station Casinos, Inc., 6.875%, 2016		180,000	98,325
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015		120,000	74,700
Wyndham Worldwide Corp., 6%, 2016		40,000	35,323
Wynn Las Vegas LLC, 6.625%, 2014		80,000	73,200

			$1,067,462

Industrial – 0.8%
Blount, Inc., 8.875%, 2012		$80,000	$80,000
JohnsonDiversey Holdings, Inc., 10.67%, 2013		35,000	34,825
JohnsonDiversey, Inc., 9.625%, 2012	EUR	20,000	30,556

Issuer	Shares/Par		Value ($)

BONDS – continued
Industrial – continued
JohnsonDiversey, Inc., “B”, 9.625%, 2012		$75,000	$75,750
Steelcase, Inc., 6.5%, 2011		61,000	61,855

			$282,986

Insurance – 1.4%
Allianz AG, 5.5% to 2014, FRN to 2049	EUR	105,000	$152,149
American International Group, Inc., 6.25%, 2037		$120,000	93,932
Hartford Financial Services Group, Inc., 8.125%, 2038		65,000	63,262
ING Groep N.V., 5.775% to 2015, FRN to 2049		210,000	174,295

			$483,638

Insurance – Property & Casualty – 0.7%
AXIS Capital Holdings Ltd., 5.75%, 2014		$180,000	$170,941
USI Holdings Corp., 9.75%, 2015 (n)		95,000	81,700

			$252,641

International Market Quasi-Sovereign – 0.2%
Canada Housing Trust, 4.6%, 2011	CAD	77,000	$77,499

International Market Sovereign – 22.3%
Federal Republic of Germany, 5.25%, 2010	EUR	353,000	$562,087
Federal Republic of Germany, 3.75%, 2015	EUR	148,000	221,406
Federal Republic of Germany, 6.25%, 2030	EUR	180,000	330,679
Government of Canada, 4.5%, 2015	CAD	130,000	134,833
Government of Canada, 5.75%, 2033	CAD	34,000	41,907
Government of Japan, 1.5%, 2012	JPY	44,000,000	422,042
Government of Japan, 1.3%, 2014	JPY	73,000,000	688,444
Government of Japan, 1.7%, 2017	JPY	54,000,000	517,740
Government of Japan, 2.2%, 2027	JPY	32,000,000	302,794
Government of Japan, 2.4%, 2037	JPY	18,000,000	169,570
Kingdom of Denmark, 4%, 2015	DKK	687,000	136,668
Kingdom of Netherlands, 3.75%, 2009	EUR	484,000	755,147
Kingdom of Netherlands, 3.75%, 2014	EUR	46,000	68,673
Kingdom of Spain, 5.35%, 2011	EUR	380,000	606,959
Kingdom of Sweden, 4.5%, 2015	SEK	415,000	68,530
Republic of Austria, 4.65%, 2018	EUR	293,000	455,620
Republic of France, 4.75%, 2012	EUR	65,000	102,086
Republic of France, 5%, 2016	EUR	160,000	255,630
Republic of France, 6%, 2025	EUR	78,000	136,399
Republic of France, 4.75%, 2035	EUR	297,000	449,766
Republic of Ireland, 4.6%, 2016	EUR	342,000	528,589
United Kingdom Treasury, 8%, 2015	GBP	159,000	369,378
United Kingdom Treasury, 8%, 2021	GBP	51,000	127,850
United Kingdom Treasury, 4.25%, 2036	GBP	110,000	202,259

			$7,655,056

Machinery & Tools – 0.6%
Atlas Copco AB, 5.6%, 2017 (n)		$160,000	$155,651
Case New Holland, Inc., 7.125%, 2014		40,000	39,200

			$194,851

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Major Banks – 2.3%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$240,000	$187,279
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)	26,000	22,583
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	100,000	90,426
Natixis S.A., 10% to 2018, FRN to 2049 (z)	130,000	129,744
Royal Bank of Scotland Group PLC, 9.118%, 2049	93,000	93,712
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	125,000	128,167
Wachovia Capital Trust III, 5.8% to 2011, FRN to 2042	210,000	142,800

		$794,711

Medical & Health Technology & Services – 3.3%
Biomet, Inc., 10%, 2017	$35,000	$37,363
Biomet, Inc., 11.625%, 2017	90,000	95,400
Cardinal Health, Inc., 5.8%, 2016	94,000	91,998
Community Health Systems, Inc., 8.875%, 2015	110,000	110,688
Cooper Cos., Inc., 7.125%, 2015	65,000	62,400
DaVita, Inc., 7.25%, 2015	150,000	145,875
HCA, Inc., 6.375%, 2015	160,000	132,800
HCA, Inc., 9.25%, 2016	100,000	103,000
Hospira, Inc., 5.55%, 2012	50,000	49,122
Hospira, Inc., 6.05%, 2017	40,000	38,603
McKesson Corp., 5.7%, 2017	40,000	38,464
Owens & Minor, Inc., 6.35%, 2016	70,000	68,753
Psychiatric Solutions, Inc., 7.75%, 2015	40,000	39,600
U.S. Oncology, Inc., 10.75%, 2014	55,000	54,588
Universal Hospital Services, Inc., 8.5%, 2015 (p)	35,000	35,000
Universal Hospital Services, Inc., FRN, 6.302%, 2015	10,000	9,350
VWR Funding, Inc., 10.25%, 2015 (p)	35,000	32,288

		$1,145,292

Metals & Mining – 1.5%
Arch Western Finance LLC, 6.75%, 2013	$55,000	$53,900
FMG Finance Ltd., 10.625%, 2016 (n)	85,000	99,025
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	140,000	147,700
Freeport-McMoRan Copper & Gold, Inc., FRN, 5.882%, 2015	70,000	70,690
Peabody Energy Corp., 7.375%, 2016	20,000	19,950
Peabody Energy Corp., “B”, 6.875%, 2013	90,000	90,225
PNA Group, Inc., 10.75%, 2016	35,000	41,125

		$522,615

Mortgage Backed – 2.9%
Fannie Mae, 6%, 1934-2012	$126,997	$130,564
Fannie Mae, 5.5%, 2020-2035	852,148	855,105

		$985,669

Issuer	Shares/Par	Value ($)

BONDS – continued
Natural Gas – Distribution – 0.3%
AmeriGas Partners LP, 7.125%, 2016	$65,000	$60,288
Inergy LP, 6.875%, 2014	45,000	41,850

		$102,138

Natural Gas – Pipeline – 2.5%
Atlas Pipeline Partners LP, 8.125%, 2015	$45,000	$44,213
CenterPoint Energy, Inc., 7.875%, 2013	192,000	205,537
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)	75,000	75,557
El Paso Corp., 7.25%, 2018	40,000	39,400
Kinder Morgan Energy Partners LP, 6%, 2017	90,000	88,928
Kinder Morgan Finance Corp., 5.35%, 2011	169,000	163,085
Spectra Energy Capital LLC, 8%, 2019	66,000	72,198
Williams Cos., Inc., 7.125%, 2011	130,000	134,550
Williams Partners LP, 7.25%, 2017	45,000	45,000

		$868,468

Network & Telecom – 2.4%
Cincinnati Bell, Inc., 8.375%, 2014	$55,000	$53,213
Citizens Communications Co., 9.25%, 2011	178,000	184,230
Citizens Communications Co., 9%, 2031	75,000	67,500
Deutsche Telekom International Finance B.V., 8.5%, 2010	58,000	61,358
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	55,000	53,900
Qwest Capital Funding, Inc., 7.25%, 2011	105,000	101,850
Qwest Corp., 8.875%, 2012	35,000	35,700
Qwest Corp., 7.5%, 2014	65,000	62,563
Telecom Italia Capital, 4.875%, 2010	26,000	25,783
Telefonica Europe B.V., 7.75%, 2010	120,000	126,474
Windstream Corp., 8.625%, 2016	45,000	44,888

		$817,459

Oil Services – 0.3%
Basic Energy Services, Inc., 7.125%, 2016	$80,000	$77,800
Weatherford International Ltd., 6.35%, 2017	30,000	30,386

		$108,186

Oils – 0.4%
Premcor Refining Group, Inc., 7.5%, 2015	$140,000	$144,435

Other Banks & Diversified Financials – 1.4%
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (n)	$82,000	$82,000
Bosphorus Financial Services Ltd., FRN, 4.475%, 2012 (z)	93,750	90,433
Swedbank AB, 9% to 2010, FRN to 2049 (n)	120,000	121,672
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	120,000	105,146
UFJ Finance Aruba AEC, 6.75%, 2013	70,000	73,538

		$472,789

Pharmaceuticals – 0.1%
Teva Pharmaceutical Finance LLC, 5.55%, 2016	$39,000	$38,108

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Printing & Publishing – 1.4%
American Media Operations, Inc., 10.25%, 2009 (z)	$1,891	$1,522
American Media Operations, Inc., “B”, 10.25%, 2009	52,000	41,860
Dex Media West LLC, 9.875%, 2013	212,000	190,800
Idearc, Inc., 8%, 2016	115,000	72,306
Nielsen Finance LLC, 10%, 2014	65,000	65,488
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	95,000	65,313
Quebecor World, Inc., 6.125%, 2013 (d)	35,000	12,775
R.H. Donnelley Corp., 8.875%, 2016	60,000	36,000

		$486,064

Railroad & Shipping – 0.3%
Panama Canal Railway Co., 7%, 2026 (z)	$100,000	$90,000

Real Estate – 0.7%
ERP Operating LP, REIT, 5.75%, 2017	$60,000	$55,382
Simon Property Group, Inc., REIT, 6.1%, 2016	190,000	185,912

		$241,294

Retailers – 0.8%
Couche-Tard, Inc., 7.5%, 2013	$80,000	$79,000
Limited Brands, Inc., 5.25%, 2014	68,000	57,520
Macy’s Retail Holdings, Inc., 7.875%, 2015	120,000	120,879

		$257,399

Specialty Stores – 0.1%
Payless ShoeSource, Inc., 8.25%, 2013	$50,000	$43,750

Supermarkets – 0.4%
Safeway, Inc., 4.95%, 2010	$54,000	$54,349
Safeway, Inc., 6.5%, 2011	70,000	72,398

		$126,747
Supranational – 0.4%
Central American Bank, 4.875%, 2012 (n)	$140,000	$139,276

Telecommunications – Wireless – 1.7%
Alltel Corp., 7%, 2012	$68,000	$69,360
MetroPCS Wireless, Inc., 9.25%, 2014	75,000	72,188
Nextel Communications, Inc., 5.95%, 2014	195,000	156,488
Rogers Cable, Inc., 5.5%, 2014	79,000	76,048
Vodafone Group PLC, 5.375%, 2015	140,000	136,198
Wind Acquisition Finance S.A., 10.75%, 2015 (n)	75,000	78,750

		$589,032

Tobacco – 0.8%
Reynolds American, Inc., 6.75%, 2017	$260,000	$258,645

Transportation – 0.4%
IIRSA Norte Finance Ltd., 8.75%, 2024	$116,726	$129,566

Transportation – Services – 0.1%
Hertz Corp., 8.875%, 2014	$40,000	$36,600

U.S. Government Agencies – 2.1%
Small Business Administration, 6.35%, 2021	$90,523	$93,601
Small Business Administration, 4.34%, 2024	143,816	137,057

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Government Agencies – continued
Small Business Administration, 4.99%, 2024	$170,531	$167,161
Small Business Administration, 4.625%, 2025	75,811	72,754
Small Business Administration, 4.86%, 2025	196,496	192,674
Small Business Administration, 5.11%, 2025	71,962	70,858

		$734,105

U.S. Treasury Obligations – 5.7%
U.S. Treasury Bonds, 5.375%, 2031 (f)	$51,000	$56,666
U.S. Treasury Bonds, 4.5%, 2036	17,000	16,879
U.S. Treasury Notes, 4.25%, 2010	500,000	517,696
U.S. Treasury Notes, 4.75%, 2012	1,000,000	1,055,234
U.S. Treasury Notes, 4.5%, 2015	40,000	42,125
U.S. Treasury Notes, 4.625%, 2017	250,000	263,203

		$1,951,803

Utilities – Electric Power – 4.2%
Beaver Valley Funding Corp., 9%, 2017	$157,000	$169,109
Dynegy Holdings, Inc., 7.5%, 2015	40,000	36,900
Edison Mission Energy, 7%, 2017	225,000	210,375
Enersis S.A., 7.375%, 2014	89,000	94,533
FirstEnergy Corp., 6.45%, 2011	94,000	96,453
HQI Transelec Chile S.A., 7.875%, 2011	130,000	139,563
ISA Capital do Brasil S.A., 7.875%, 2012 (n)	100,000	103,500
Mirant North America LLC, 7.375%, 2013	65,000	64,431
NRG Energy, Inc., 7.375%, 2016	250,000	235,296
Reliant Energy, Inc., 7.875%, 2017	70,000	68,425
Sierra Pacific Resources, 8.625%, 2014	35,000	36,691
Texas Competitive Electric Holdings LLC, 10.25%, 2015 (n)	185,000	181,300

		$1,436,576

Total Bonds (Identified Cost, $34,129,904)		$33,096,322

FLOATING RATE LOANS (g)(r) – 2.4%
Aerospace – 0.2%
Hawker Beechcraft Acquisition Co., Letter of Credit, 4.69%, 2014	3,861	$3,617
Hawker Beechcraft Acquisition Co., Term Loan, 4.8%, 2014	87,637	82,105

		$85,722

Automotive – 0.6%
Allison Transmission, Inc., Term Loan B, 5.33%, 2014	73,363	$65,308
Federal-Mogul Corp., Term Loan B, 4.41%, 2015	54,231	45,283
Ford Motor Co., Term Loan B, 5.48%, 2013	28,094	22,609
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.54%, 2014	79,598	71,987

		$205,187

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

FLOATING RATE LOANS (g)(r) – continued
Broadcasting – 0.1%
Young Broadcasting, Inc., Term Loan, 5.18%, 2012	37,499	$33,749
Young Broadcasting, Inc., Term Loan B-1, 5.25%, 2012	19,996	17,997

		$51,746

Cable TV – 0.1%
CSC Holdings, Inc., Incremental Term Loan, 4.22%, 2013	53,523	$50,764

Computer Software – 0.2%
First Data Corp., Term Loan B-1, 5.26%, 2014	69,935	$64,105

Forest & Paper Products – 0.1%
Abitibi Consolidated, Inc., Term Loan, 11.5%, 2009	19,185	$19,209

Gaming & Lodging – 0.1%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 5.89%, 2014 (o)	47,816	$30,124

Medical & Health Technology & Services – 0.1%
Community Health Systems, Inc., Delayed Draw Term Loan, 2014 (q)	312	$294
Community Health Systems, Inc., Term Loan B, 4.85%, 2014	6,104	5,746
HCA, Inc., Term Loan B, 5.05%, 2013	23,233	21,787

		$27,827

Printing & Publishing – 0.2%
Idearc, Inc., Term Loan B, 4.78%, 2014	6,675	$5,322
Tribune Co., Term Loan B, 2014 (o)	82,548	62,015

		$67,337

Issuer	Shares/Par	Value ($)

FLOATING RATE LOANS(g)(r) – continued
Specialty Stores – 0.2%
Michaels Stores, Inc., Term Loan B, 5.45%, 2013	75,415	$62,547

Telecommunications – Wireless – 0.1%
ALLTEL Communications, Inc., Term Loan B-2, 2015 (o)	36,344	$36,081

Utilities – Electric Power – 0.4%
Calpine Corp., DIP Term Loan, 5.68%, 2009	58,269	$55,615
Texas Competitive Electric Holdings LLC, Term Loan B-3, 6.26%, 2014	75,974	70,205

		$125,820

Total Floating Rate Loans (Identified Cost, $848,476)		$826,469

SHORT-TERM OBLIGATIONS – 0.3%
Toyota Motor Credit Corp., 2.57%, due 7/01/08, at Amortized Cost and Value (y)	$104,000	$104,000

Total Investments (Identified Cost, $35,082,380)		$34,026,791

OTHER ASSETS, LESS LIABILITIES – 1.0%		350,590

Net Assets – 100.0%		$34,377,381

Portfolio of Investments (unaudited) – continued

(d)	Non-income producing security – in default.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $3,812,700, representing 11.1% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.

(p)	Payment-in-kind security.

(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(y)	The rate shown represents an annualized yield at time of purchase.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
American Media Operations, Inc., 10.25%, 2009	12/01/06-11/28/07	$1,852	$1,522
Bayview Financial Revolving Mortgage Loan Trust, FRN, 3.182%, 2040	3/01/06	250,000	191,740
Bosphorus Financial Services Ltd., FRN, 4.475%, 2012	3/08/05	93,750	90,433
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011	3/08/07	136,653	135,124
DIRECTV Holdings LLC, 7.625%, 2016	5/07/08	70,000	68,950
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	182,174	180,351
Falcon Franchise Loan LLC, 6.5%, 2014	7/15/05	229,179	149,570
Falcon Franchise Loan LLC, FRN, 3.773%, 2023	1/29/03	65,536	53,174
Firekeepers Development Authority, 13.875%, 2015	4/22/08	82,434	83,088
Natixis S.A., 10% to 2018, FRN to 2049	4/24/08	130,000	129,744
Panama Canal Railway Co., 7%, 2026	10/29/07	100,000	90,000
Prudential Securities Secured Financing Corp., FRN, 7.291%, 2013	12/06/04	189,843	137,183
Residential Capital LLC, 9.625%, 2015	6/06/08	1,156	970
Salomon Brothers Mortgage Securities, Inc., FRN, 7.272%, 2012	1/07/05	$257,552	238,544
Total Restricted Securities			$1,550,393
% of Net Assets			4.5%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

CLN	Credit-Linked Note

DIP	Debtor-in-Possession

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar

CLP	Chilean Peso

CNY	Chinese Yuan Renminbi

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

MXN	Mexican Peso

SEK	Swedish Krona

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 6/30/08

Forward Foreign Currency Exchange Contracts at 6/30/08

Appreciation and Depreciation in the table below are reported by currency.

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
BUY	CNY	794,938	8/21/08	$115,000	$116,711	$1,711
BUY	EUR	26,137	8/25/08	40,582	41,051	469
BUY	MXN	414,872	8/11/08	39,911	39,990	79
						$2,259

Depreciation
SELL	CAD	263,186	8/25/08	$258,317	$258,421	$(104)
BUY	CLP	18,501,520	7/17/08	37,003	35,189	(1,814)
SELL	DKK	685,992	8/12/08	141,878	144,539	(2,661)
SELL	EUR	1,463,911	8/25/08	2,273,365	2,299,233	(25,868)
SELL	GBP	378,200	8/26/08	740,951	750,658	(9,707)
SELL	JPY	45,833,544	8/26/08	426,847	433,585	(6,738)
SELL	SEK	429,664	7/31/08	71,053	71,248	(195)
						$(47,087)
Futures contracts outstanding at 6/30/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Note 5 yr (Long)	17	$1,879,430	Sep-08	$7,245

Swap Agreements at 6/30/08

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
6/20/09	USD	50,000	JPMorgan Chase Bank	4.1% (fixed rate)	(1)	$(7,701)
9/20/10	USD	120,000	Merrill Lynch International	(2)	0.68% (fixed rate)	14,627
9/20/12	USD	160,000	JPMorgan Chase Bank	0.36% (fixed rate)	(3)	(1,509)
3/20/13	USD	190,000	Goldman Sachs International	(4)	2.129% (fixed rate)	(6,785)
9/20/13	USD	50,000	Goldman Sachs International	(5)	0.645% (fixed rate)	45
9/20/13	USD	40,000	Goldman Sachs International	(5)	0.645% (fixed rate)	37
9/20/13	USD	90,000	Merrill Lynch International	(6)	0.77% (fixed rate)	731
						$(555)

(1)	Fund to pay notional amount upon a defined credit event by Abitibi Consolidated, Inc., 8.375%, 4/01/15.

(2)	Fund to receive notional amount upon a defined credit event by Lennar Corp., 5.95%, 3/01/13.

(3)	Fund to pay notional amount upon a defined credit event by FNMA, 5.5%, 6/09/33.

(4)	Fund to receive notional amount upon a defined credit event by Simon Property Group, Inc., 6.35%, 8/28/12.

(5)	Fund to receive notional amount upon a defined credit event by CIGNA Corp., 7.875%, 5/15/27.

(6)	Fund to receive notional amount upon a defined credit event by AutoZone, Inc., 5.875%, 10/15/12.

At June 30, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/08
Assets
Investments, at value (identified cost, $35,082,380)	$34,026,791
Cash	6,386
Receivable for forward foreign currency exchange contracts	2,259
Receivable for daily variation margin on open futures contracts	1,992
Receivable for investments sold	466,649
Receivable for fund shares sold	9,462
Interest receivable	603,840
Receivable from investment adviser	8,533
Swaps, at value	15,440
Other assets	520
Total assets		$35,141,872
Liabilities
Payable for forward foreign currency exchange contracts	$47,087
Payable for investments purchased	160,482
Payable for fund shares reacquired	474,101
Swaps, at value	15,995
Payable to affiliates
Management fee	2,677
Shareholder servicing costs	30
Distribution fees	177
Administrative services fee	192
Payable for independent trustees’ compensation	280
Accrued expenses and other liabilities	63,470
Total liabilities		$764,491
Net assets		$34,377,381
Net assets consist of
Paid-in capital	$35,227,690
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(1,087,619)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(573,933)
Undistributed net investment income	811,243
Net assets		$34,377,381
Shares of beneficial interest outstanding		3,487,562
Initial Class shares
Net assets	$27,932,781
Shares outstanding	2,826,927
Net asset value per share		$9.88
Service Class shares
Net assets	$6,444,600
Shares outstanding	660,635
Net asset value per share		$9.76

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/08
Net investment income
Interest income		$1,189,891
Expenses
Management fee	$145,671
Distribution fees	8,566
Shareholder servicing costs	3,567
Administrative services fee	8,727
Independent trustees’ compensation	706
Custodian fee	20,317
Shareholder communications	10,199
Auditing fees	29,013
Legal fees	357
Miscellaneous	3,677
Total expenses		$230,800
Fees paid indirectly	(530)
Reduction of expenses by investment adviser	(56,498)
Net expenses		$173,772
Net investment income		$1,016,119
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(55,644)
Futures contracts	(13,196)
Swap transactions	1,116
Foreign currency transactions	(135,912)
Net realized gain (loss) on investments and foreign currency transactions		$(203,636)
Change in unrealized appreciation (depreciation)
Investments	$(846,591)
Futures contracts	5,662
Swap transactions	(13,678)
Translation of assets and liabilities in foreign currencies	(62,368)
Net unrealized gain (loss) on investments and foreign currency translation		$(916,975)
Net realized and unrealized gain (loss) on investments and foreign currency		$(1,120,611)
Change in net assets from operations		$(104,492)

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/08	Year ended 12/31/07
	(unaudited )
Change in net assets
From operations
Net investment income	$1,016,119	$2,179,245
Net realized gain (loss) on investments and foreign currency transactions	(203,636)	26,912
Net unrealized gain (loss) on investments and foreign currency translation	(916,975)	(813,945)
Change in net assets from operations	$(104,492)	$1,392,212
Distributions declared to shareholders
From net investment income
Initial Class	$(1,961,317)	$(1,464,241)
Service Class	(389,438)	(352,339)
Total distributions declared to shareholders	$(2,350,755)	$(1,816,580)
Change in net assets from fund share transactions	$(3,866,478)	$4,432,024
Total change in net assets	$(6,321,725)	$4,007,656
Net assets
At beginning of period	40,699,106	36,691,450
At end of period (including undistributed net investment income of $811,243 and $2,145,879, respectively)	$34,377,381	$40,699,106

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$10.55		$10.67	$10.64	$11.25	$11.02	$10.53
Income (loss) from investment operations
Net investment income (d)	$0.27		$0.59	$0.57	$0.56	$0.59	$0.55
Net realized and unrealized gain (loss) on investments and foreign currency	(0.31)		(0.20)	0.11	(0.37)	0.22	0.51
Total from investment operations	$(0.04)		$0.39	$0.68	$0.19	$0.81	$1.06
Less distributions declared to shareholders
From net investment income	$(0.63)		$(0.51)	$(0.57)	$(0.76)	$(0.58)	$(0.57)
From net realized gain on investments	—		—	(0.08)	(0.04)	—	—
Total distributions declared to shareholders	$(0.63)		$(0.51)	$(0.65)	$(0.80)	$(0.58)	$(0.57)
Net asset value, end of period	$9.88		$10.55	$10.67	$10.64	$11.25	$11.02
Total return (%) (k)(r)(s)	(0.43	)(n)	3.79	6.67	1.89	7.73	10.38
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.15	(a)	1.16	1.36	1.25	1.08	1.11
Expenses after expense reductions (f)	0.85	(a)	0.85	0.88	0.90	0.90	0.90
Net investment income	5.28	(a)	5.63	5.43	5.24	5.41	5.16
Portfolio turnover	31		49	66	64	69	146
Net assets at end of period (000 Omitted)	$27,933		$32,507	$30,008	$32,323	$33,700	$35,888

See Notes to Financial Statements

Financial Highlights – continued

Service Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$10.40		$10.54	$10.52	$11.13	$10.91	$10.45
Income (loss) from investment operations
Net investment income (d)	$0.25		$0.56	$0.53	$0.53	$0.57	$0.52
Net realized and unrealized gain (loss) on investments and foreign currency	(0.29)		(0.21)	0.11	(0.37)	0.21	0.50
Total from investment operations	$(0.04)		$0.35	$0.64	$0.16	$0.78	$1.02
Less distributions declared to shareholders
From net investment income	$(0.60)		$(0.49)	$(0.54)	$(0.73)	$(0.56)	$(0.56)
From net realized gain on investments	—		—	(0.08)	(0.04)	—	—
Total distributions declared to shareholders	$(0.60)		$(0.49)	$(0.62)	$(0.77)	$(0.56)	$(0.56)
Net asset value, end of period	$9.76		$10.40	$10.54	$10.52	$11.13	$10.91
Total return (%) (k)(r)(s)	(0.43	)(n)	3.42	6.39	1.62	7.54	10.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.40	(a)	1.41	1.62	1.50	1.32	1.36
Expenses after expense reductions (f)	1.10	(a)	1.10	1.13	1.15	1.14	1.15
Net investment income	5.05	(a)	5.39	5.18	4.99	5.01	4.86
Portfolio turnover	31		49	66	64	69	146
Net assets at end of period (000 Omitted)	$6,445		$8,192	$6,684	$6,191	$4,500	$9,106

(a)	Annualized.

(d)	Per share data are based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Strategic Income Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2

Notes to Financial Statements (unaudited) – continued

includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of June 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$34,026,791	$—	$34,026,791
Other Financial Instruments	$7,245	$(45,383)	$—	$(38,138)

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty. Derivative instruments include futures contracts, forward foreign currency exchange contracts, and swap agreements.

Futures Contracts – The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange

Notes to Financial Statements (unaudited) – continued

contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

Swap Agreements – The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund’s custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market and interest rate movements of the underlying instrument.

The fund holds credit default swaps in which one party makes a stream of payments based on a fixed percentage applied to the notional amount to another party in exchange for the right to receive a specified return in the event of a default by a third party, such as a corporate issuer or foreign issuer, on its obligation. The fund may enter into credit default swaps to limit or to reduce its risk exposure to defaults of corporate and sovereign issuers or to create direct or synthetic short or long exposure to corporate debt securities or certain sovereign debt securities to which it is not otherwise exposed.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Hybrid Instruments – The fund may invest in indexed or hybrid securities on which any combination of interest payments, the principal or stated amount payable at maturity is determined by reference to prices of other securities, currencies, indexes, economic factors or other measures, including interest rates, currency exchange rates, or securities indices. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, swaps, options, futures and currencies. Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark, underlying assets or economic indicator may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark, underlying asset or economic indicator may not move in the same direction or at the same time.

Loans and Other Direct Debt Instruments – The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. At June 30, 2008, the portfolio had unfunded loan commitments of $312, which could be extended at the option of the borrower and which are covered by sufficient cash and/or liquid securities held by the fund. The market value and obligation of the fund on these unfunded loan commitments is included in Investments, at value and Payable for investments purchased, respectively, on the Statement of Assets and Liabilities. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements.

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, straddle loss deferrals, foreign currency transactions, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

12/31/07
Ordinary income (including any short-term capital gains)	$1,816,580

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/08
Cost of investments	$35,261,478
Gross appreciation	602,972
Gross depreciation	(1,837,659)
Net unrealized appreciation (depreciation)	$(1,234,687)

As of 12/31/07
Undistributed ordinary income	2,350,252
Capital loss carryforwards	(202,490)
Other temporary differences	(172,930)
Net unrealized appreciation (depreciation)	(369,894)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/14	$(198,631)
12/31/15	(3,859)
$(202,490)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund’s average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.70% for the first $1.0 billion of average daily net assets and 0.65% of average daily net assets in excess of $1.0 billion. This written agreement may be rescinded only upon consent of the fund’s Board of Trustees. This management fee reduction amounted to $9,712, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.70% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management, distribution, and certain other fees and expenses, such that operating expenses do not exceed 0.15% annually of the fund’s average daily net assets. This written agreement will continue through April 30, 2009 unless changed or rescinded by the fund’s Board of Trustees. For the six months ended June 30, 2008, this reduction amounted to $46,673 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series’ distribution plan provides that the series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the series to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the series, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2008, the fee was $3,525, which equated to 0.0182% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2008, these costs amounted to $42.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.045% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended June 30, 2008, the fee paid by the fund to Tarantino LLC was $117 and is included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund to Tarantino LLC in the amount of $113, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$263,398	$623,631
Investments (non-U.S. Government securities)	$10,869,487	$11,994,465

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/08		Year ended 12/31/07
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	295,693	$3,078,221	586,120	$6,148,472
Service Class	43,178	444,617	272,667	2,839,173
	338,871	$3,522,838	858,787	$8,987,645
Shares issued to shareholders in reinvestment of distributions
Initial Class	197,117	$1,961,317	141,336	$1,464,241
Service Class	39,617	389,438	34,408	352,339
	236,734	$2,350,755	175,744	$1,816,580
Shares reacquired
Initial Class	(748,548)	$(7,579,415)	(455,979)	$(4,777,970)
Service Class	(209,707)	(2,160,656)	(153,620)	(1,594,231)
	(958,255)	$(9,740,071)	(609,599)	$(6,372,201)
Net change
Initial Class	(255,738)	$(2,539,877)	271,477	$2,834,743
Service Class	(126,912)	(1,326,601)	153,455	1,597,281
	(382,650)	$(3,866,478)	424,932	$4,432,024

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended June 30, 2008, the fund’s commitment fee and interest expense were $85 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2008 by clicking on the fund’s name under ‘‘Variable Insurance Portfolios - VIT’’ in the ‘‘Products and Performance’’ section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT US

Web site

mfs.com

Account service and literature

Shareholders

1-877-411-3325

9 a.m. to 5 p.m. Eastern Time

Investment professionals

1-800-637-8730

8 a.m. to 5 p.m. Eastern Time

Mailing address

MFS Service Center, Inc.

Attn: Institutional Alliance Services (IAS)

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® Total Return Series

MFS® Variable Insurance Trust
Semiannual report

6/30/08
VTR-SEM

MFS® TOTAL RETURN SERIES

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

LETTER FROM THE CEO

Dear Contract Owners:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
U.S. Treasury Notes, 4.875%, 2009	4.1%
Fannie Mae, 5.5%, 30 years	3.9%
Fannie Mae, 6.0%, 30 years	2.4%
Exxon Mobil Corp.	2.1%
U.S. Treasury Notes, 5.125%, 2011	1.9%
Lockheed Martin Corp.	1.7%
TOTAL S.A., ADR	1.5%
Philip Morris International, Inc.	1.2%
AT&T, Inc.	1.2%
Hess Corp.	1.2%

Equity sectors
Financial Services	11.7%
Energy	9.7%
Utilities & Communications	7.2%
Consumer Staples	5.6%
Health Care	5.4%
Industrial Goods & Services	5.3%
Technology	3.5%
Retailing	3.3%
Leisure	1.9%
Basic Materials	1.4%
Autos & Housing	1.3%
Special Products & Services	1.0%
Transportation	0.7%

Fixed income sectors (i)
Mortgage-Backed Securities	16.1%
U.S. Treasury Securities	9.3%
High Grade Corporates	9.1%
Commercial Mortgage-Backed Securities	2.4%
U.S. Government Agencies	1.5%
Non-U.S. Government Bonds	1.0%
Emerging Market Bonds	0.4%
Asset-Backed Securities	0.3%
Municipal Bonds	0.3%
High Yield Corporates	0.1%
Residential Mortgage-Backed Securities (o)	0.0%

(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(o)	Less than 0.1%

Percentages are based on net assets as of 6/30/08, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2008 through June 30, 2008

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008 through June 30, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/08	Ending Account Value 6/30/08	Expenses Paid During Period (p) 1/01/08-6/30/08
Initial Class	Actual	0.78%	$1,000.00	$931.70	$3.75
	Hypothetical (h)	0.78%	$1,000.00	$1,020.98	$3.92
Service Class	Actual	1.03%	$1,000.00	$930.73	$4.94
	Hypothetical (h)	1.03%	$1,000.00	$1,019.74	$5.17

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

PORTFOLIO OF INVESTMENTS – 6/30/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 58.0%
Aerospace – 3.1%
Lockheed Martin Corp.	597,430	$58,942,434
Northrop Grumman Corp.	344,650	23,057,085
Raytheon Co.	33,200	1,868,496
United Technologies Corp.	445,300	27,475,010

		$111,343,025

Alcoholic Beverages – 0.6%
Diageo PLC	906,742	$16,666,956
Heineken N.V.	97,160	4,940,365

		$21,607,321

Apparel Manufacturers – 0.6%
NIKE, Inc., “B”	341,820	$20,375,890

Automotive – 0.6%
Harley-Davidson, Inc. (l)	142,660	$5,172,852
Johnson Controls, Inc.	567,080	16,263,854

		$21,436,706

Biotechnology – 0.5%
Amgen, Inc. (a)	136,140	$6,420,362
Genzyme Corp. (a)	163,350	11,764,467

		$18,184,829

Broadcasting – 1.1%
Omnicom Group, Inc.	391,720	$17,580,394
Walt Disney Co.	557,830	17,404,296
WPP Group PLC	296,880	2,860,277

		$37,844,967

Brokerage & Asset Managers – 1.9%
Deutsche Boerse AG	63,130	$7,085,844
Franklin Resources, Inc.	152,190	13,948,214
Goldman Sachs Group, Inc.	154,930	27,097,257
Invesco Ltd.	199,460	4,783,051
Legg Mason, Inc.	44,720	1,948,450
Merrill Lynch & Co., Inc.	364,600	11,561,466

		$66,424,282

Business Services – 1.0%
Accenture Ltd., “A”	335,960	$13,680,291
Automatic Data Processing, Inc.	177,550	7,439,345
Fidelity National Information Services, Inc.	213,800	7,891,358
Visa, Inc., “A”	78,860	6,412,107
Western Union Co.	58,100	1,436,232

		$36,859,333

Cable TV – 0.2%
Time Warner Cable, Inc. (a)(l)	274,270	$7,262,670

Chemicals – 1.0%
3M Co.	81,190	$5,650,012
PPG Industries, Inc.	439,170	25,195,183
Rohm & Haas Co. (l)	85,950	3,991,518

		$34,836,713

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – 0.9%
Oracle Corp. (a)	1,420,282	$29,825,922
Synopsys, Inc. (a)	34,090	815,092

		$30,641,014

Computer Software – Systems – 1.4%
Hewlett-Packard Co.	235,600	$10,415,876
International Business Machines Corp.	320,410	37,978,197

		$48,394,073

Construction – 0.5%
Masco Corp.	374,788	$5,895,415
Pulte Homes, Inc. (l)	400,720	3,858,934
Sherwin-Williams Co. (l)	101,850	4,677,971
Toll Brothers, Inc. (a)(l)	156,231	2,926,207

		$17,358,527

Consumer Goods & Services – 0.7%
Clorox Co.	181,860	$9,493,092
Procter & Gamble Co.	223,450	13,587,995

		$23,081,087

Containers – 0.0%
Smurfit-Stone Container Corp. (a)(l)	14,768	$60,106

Electrical Equipment – 1.1%
Danaher Corp.	105,930	$8,188,389
General Electric Co.	297,407	7,937,793
W.W. Grainger, Inc.	182,050	14,891,690
WESCO International, Inc. (a)	194,670	7,794,587

		$38,812,459

Electronics – 1.0%
Flextronics International Ltd. (a)	544,930	$5,122,342
Intel Corp.	1,132,230	24,320,300
Samsung Electronics Co. Ltd., GDR	12,330	3,615,427
SanDisk Corp. (a)	115,440	2,158,728

		$35,216,797

Energy – Independent – 2.4%
Apache Corp.	302,570	$42,057,230
Devon Energy Corp.	263,450	31,656,152
EOG Resources, Inc.	59,990	7,870,688
Sunoco, Inc. (l)	111,550	4,538,970

		$86,123,040

Energy – Integrated – 6.6%
Chevron Corp.	272,662	$27,028,984
ConocoPhillips	112,280	10,598,109
Exxon Mobil Corp.	846,132	74,569,613
Hess Corp.	345,950	43,655,431
Marathon Oil Corp.	474,350	24,604,535
TOTAL S.A., ADR	629,930	53,714,131

		$234,170,803

Engineering – Construction – 0.0%
North American Energy Partners, Inc. (a)	45,130	$978,418

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Food & Beverages – 2.7%
General Mills, Inc.	443,190	$26,932,656
Hain Celestial Group, Inc. (a)	14,200	333,416
Kellogg Co.	424,330	20,376,327
Nestle S.A.	650,980	29,461,480
PepsiCo, Inc.	324,970	20,664,842

		$97,768,721

Food & Drug Stores – 1.4%
CVS Caremark Corp.	621,380	$24,588,007
Kroger Co.	233,250	6,733,928
Safeway, Inc.	336,400	9,604,220
Walgreen Co.	307,580	9,999,426

		$50,925,581

Furniture & Appliances – 0.2%
Jarden Corp. (a)(l)	329,900	$6,017,376

Gaming & Lodging – 0.6%
Royal Caribbean Cruises Ltd. (l)	646,890	$14,535,618
Wyndham Worldwide (w)	351,600	6,297,156

		$20,832,774

General Merchandise – 0.8%
Macy’s, Inc.	1,062,900	$20,641,518
Wal-Mart Stores, Inc.	161,530	9,077,986

		$29,719,504

Health Maintenance Organizations – 0.6%
UnitedHealth Group, Inc.	277,870	$7,294,088
WellPoint, Inc. (a)	266,400	12,696,624

		$19,990,712

Insurance – 4.5%
Allstate Corp.	919,920	$41,939,153
Aon Corp.	54,000	2,480,760
Aspen Insurance Holdings Ltd.	89,830	2,126,276
Chubb Corp.	87,190	4,273,182
Conseco, Inc. (a)	644,837	6,396,783
Genworth Financial, Inc., “A”	1,439,700	25,641,057
Hartford Financial Services Group, Inc.	229,275	14,804,287
Max Capital Group Ltd. (l)	294,810	6,288,297
MetLife, Inc.	737,480	38,916,820
Principal Financial Group, Inc.	64,490	2,706,645
Prudential Financial, Inc.	71,640	4,279,774
Travelers Cos., Inc.	217,120	9,423,008

		$159,276,042

Machinery & Tools – 1.1%
Eaton Corp.	129,730	$11,023,158
Ingersoll-Rand Co. Ltd., “A”	238,750	8,936,413
Kennametal, Inc.	225,460	7,338,723
Timken Co.	346,535	11,414,863

		$38,713,157

Major Banks – 4.5%
Bank of America Corp.	1,051,981	$25,110,786
Bank of New York Mellon Corp.	945,902	35,783,473
JPMorgan Chase & Co.	1,079,944	37,052,879
PNC Financial Services Group, Inc.	360,070	20,559,997

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – continued
State Street Corp.	355,140	$22,725,409
SunTrust Banks, Inc.	244,480	8,855,066
UnionBanCal Corp.	89,290	3,609,102
Wachovia Corp.	304,140	4,723,294

		$158,420,006

Medical & Health Technology & Services – 0.1%
DaVita, Inc. (a)	90,700	$4,818,891

Medical Equipment – 0.6%
Advanced Medical Optics, Inc. (a)(l)	302,040	$5,660,230
Boston Scientific Corp. (a)	432,270	5,312,598
Cooper Cos., Inc. (l)	84,900	3,154,035
Zimmer Holdings, Inc. (a)	128,440	8,740,342

		$22,867,205

Metals & Mining – 0.1%
Century Aluminum Co. (a)(l)	74,840	$4,976,112

Natural Gas – Distribution – 0.6%
Sempra Energy	381,160	$21,516,482

Natural Gas – Pipeline – 0.8%
El Paso Corp.	480,920	$10,455,201
Williams Cos., Inc.	443,920	17,894,415

		$28,349,616

Network & Telecom – 0.2%
Cisco Systems, Inc. (a)	47,450	$1,103,687
Nokia Corp., ADR	250,360	6,133,820

		$7,237,507

Oil Services – 0.7%
Halliburton Co.	193,020	$10,243,571
Helix Energy Solutions Group, Inc. (a)	61,400	2,556,696
Nabors Industries Ltd. (a)(l)	50,680	2,494,976
Noble Corp.	140,216	9,108,431

		$24,403,674

Other Banks & Diversified Financials – 0.8%
American Express Co.	256,690	$9,669,512
Assured Guaranty Ltd. (l)	64,600	1,162,154
East West Bancorp, Inc. (l)	138,220	975,833
New York Community Bancorp, Inc. (l)	191,896	3,423,425
Sovereign Bancorp, Inc.	1,294,090	9,524,502
UBS AG (a)	151,692	3,141,024

		$27,896,450

Pharmaceuticals – 3.6%
Abbott Laboratories	60,670	$3,213,690
GlaxoSmithKline PLC	210,390	4,653,468
Johnson & Johnson	464,920	29,912,953
Merck & Co., Inc.	733,770	27,655,791
Merck KGaA	50,830	7,220,349
Pfizer, Inc.	180,190	3,147,919
Roche Holding AG	45,490	8,175,569
Wyeth	909,000	43,595,640

		$127,575,379

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Railroad & Shipping – 0.5%
Burlington Northern Santa Fe Corp.	126,130	$12,599,126
Norfolk Southern Corp.	89,591	5,614,668

		$18,213,794

Specialty Chemicals – 0.3%
Air Products & Chemicals, Inc.	98,810	$9,768,357
Praxair, Inc.	18,520	1,745,325

		$11,513,682

Specialty Stores – 0.5%
Advance Auto Parts, Inc.	35,890	$1,393,609
Nordstrom, Inc.	54,610	1,654,683
PetSmart, Inc.	147,100	2,934,645
Staples, Inc.	443,350	10,529,563

		$16,512,500

Telecommunications – Wireless – 0.2%
Rogers Communications, Inc., “B”	46,600	$1,811,523
Vodafone Group PLC, ADR	234,717	6,914,763

		$8,726,286

Telephone Services – 2.2%
AT&T, Inc.	1,315,424	$44,316,635
Embarq Corp.	554,043	26,189,613
TELUS Corp.	56,530	2,304,751
Verizon Communications, Inc.	191,105	6,765,117

		$79,576,116

Tobacco – 1.6%
Altria Group, Inc.	174,703	$3,591,894
Lorillard, Inc. (a)	149,400	10,332,504
Philip Morris International, Inc.	897,990	44,351,726

		$58,276,124

Trucking – 0.2%
United Parcel Service, Inc., “B”	116,350	$7,152,035

Utilities – Electric Power – 3.4%
American Electric Power Co., Inc.	293,060	$11,789,804
CMS Energy Corp. (l)	176,640	2,631,936
Dominion Resources, Inc.	209,790	9,962,927
DPL, Inc. (l)	163,290	4,307,590
Entergy Corp.	53,320	6,423,994
FPL Group, Inc.	318,458	20,884,476
NRG Energy, Inc. (a)	336,970	14,456,013
Pepco Holdings, Inc.	177,430	4,551,080
PG&E Corp.	543,100	21,555,639
PPL Corp.	199,910	10,449,296
Public Service Enterprise Group, Inc.	298,710	13,719,750

		$120,732,505

Total Common Stocks (Identified Cost, $2,013,251,276)		$2,063,020,291

BONDS – 40.1%
Agency – Other – 0.0%
Financing Corp., 9.65%, 2018	$740,000	$1,026,908

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset Backed & Securitized – 2.7%
Banc of America Commercial Mortgage, Inc., FRN, 5.482%, 2049	$411,524	$367,615
Bayview Financial Revolving Mortgage Loan Trust, FRN, 3.182%, 2040 (z)	3,009,000	2,307,787
Chase Commercial Mortgage Securities Corp., 7.543%, 2032	14,346	14,488
Citigroup Commercial Mortgage Trust, FRN, 5.888%, 2049	5,000,000	4,751,304
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	42,348	42,032
Countrywide Asset-Backed Certificates, FRN, 4.823%, 2035	903,456	899,801
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2046	1,911,000	1,699,529
Credit Suisse Commercial Mortgage Trust, 5.509%, 2039	2,460,763	2,240,943
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	1,332,645	1,197,034
Credit Suisse Mortgage Capital Certificate, FRN, 5.695%, 2017	3,818,128	3,598,588
GE Commercial Mortgage Corp., FRN, 5.517%, 2044	2,078,000	1,904,274
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	2,232,000	1,170,630
Greenwich Capital Commercial Funding Corp., 5.475%, 2039	5,978,000	5,337,557
Greenwich Capital Commercial Funding Corp., 4.305%, 2042	1,626,715	1,615,029
Greenwich Capital Commercial Funding Corp., FRN, 5.317%, 2036	2,550,000	2,506,044
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	2,485,000	2,294,334
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	1,506,000	1,440,983
JPMorgan Chase Commercial Mortgage Securities Corp., 5.372%, 2047	3,499,000	3,155,916
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.948%, 2037	2,548,000	2,372,292
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.378%, 2041	2,550,000	2,502,495
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	4,303,000	4,113,023
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.065%, 2045	4,303,000	4,226,769
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046	2,755,995	2,632,652
Merrill Lynch Mortgage Trust, FRN, 6.022%, 2050	1,967,000	1,382,567
Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.378%, 2048	12,251,000	11,350,683
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.653%, 2039	1,764,000	1,632,278
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050	3,818,128	3,625,117
Morgan Stanley Capital I, Inc., 5.168%, 2042	1,272,138	1,227,146

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset Backed & Securitized – continued
Morgan Stanley Capital I, Inc., FRN, 0.619%, 2030 (i)(n)	$12,327,286	$137,402
Multi-Family Capital Access One, Inc., 6.65%, 2024	450,608	449,993
Residential Asset Mortgage Products, Inc., 4.109%, 2035	144,690	144,404
Residential Asset Mortgage Products, Inc., FRN, 4.97%, 2034	1,170,000	1,118,171
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	2,164,000	834,780
Spirit Master Funding LLC, 5.05%, 2023 (z)	2,379,678	1,832,299
Structured Asset Securities Corp., FRN, 4.67%, 2035	2,299,631	2,208,587
Wachovia Bank Commercial Mortgage Trust, 4.75%, 2044	3,430,000	3,161,103
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041	3,085,000	2,920,863
Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042	3,091,818	2,959,666
Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042	3,283,000	3,134,218
Wachovia Bank Commercial Mortgage Trust, FRN, 5.513%, 2043	1,298,000	893,508
Wachovia Bank Commercial Mortgage Trust, FRN, 6.158%, 2045	2,793,000	2,650,940
Wachovia Bank Commercial Mortgage Trust, FRN, 5.795%, 2045	2,881,000	2,679,731

		$96,734,575

Automotive – 0.1%
Johnson Controls, Inc., 5.5%, 2016	$3,555,000	$3,410,521

Broadcasting – 0.2%
CBS Corp., 6.625%, 2011	$2,815,000	$2,882,549
Hearst-Argyle Television, Inc., 7.5%, 2027	1,871,000	1,861,306
News America, Inc., 8.5%, 2025	1,586,000	1,790,937

		$6,534,792

Brokerage & Asset Managers – 0.5%
Goldman Sachs Group, Inc., 5.625%, 2017	$3,914,000	$3,626,544
Lehman Brothers Holdings, Inc., 6.5%, 2017	4,067,000	3,762,459
Merrill Lynch & Co., Inc., 6.15%, 2013	2,480,000	2,403,618
Merrill Lynch & Co., Inc., 6.11%, 2037	2,391,000	1,898,947
Morgan Stanley, 5.75%, 2016	2,536,000	2,344,205
Morgan Stanley Group, Inc., 6.75%, 2011	1,837,000	1,884,385
Morgan Stanley Group, Inc., 6.625%, 2018	1,521,000	1,441,186

		$17,361,344

Building – 0.1%
CRH America, Inc., 6.95%, 2012	$2,824,000	$2,825,782

Issuer	Shares/Par	Value ($)

BONDS – continued
Business Services – 0.0%
Xerox Corp., 5.5%, 2012	$1,637,000	$1,618,078

Cable TV – 0.1%
Cox Communications, Inc., 4.625%, 2013	$2,714,000	$2,569,281
Time Warner Entertainment Co. LP, 8.375%, 2033	2,421,000	2,620,142

		$5,189,423

Chemicals – 0.1%
PPG Industries, Inc., 5.75%, 2013	$3,289,000	$3,344,120

Conglomerates – 0.1%
General Electric Co., 5.25%, 2017	$1,860,000	$1,788,078
Kennametal, Inc., 7.2%, 2012	2,140,000	2,266,185

		$4,054,263

Consumer Goods & Services – 0.2%
Fortune Brands, Inc., 5.125%, 2011	$2,590,000	$2,576,229
Western Union Co., 5.4%, 2011	4,087,000	4,064,722

		$6,640,951

Defense Electronics – 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$2,440,000	$2,338,891

Electronics – 0.1%
Tyco Electronics Group S.A., 6.55%, 2017	$2,931,000	$2,957,285

Emerging Market Quasi-Sovereign – 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	$2,715,000	$2,636,482

Emerging Market Sovereign – 0.1%
State of Israel, 4.625%, 2013	$2,068,000	$2,071,487

Energy – Independent – 0.1%
Nexen, Inc., 5.875%, 2035	$716,000	$639,453
Ocean Energy, Inc., 7.25%, 2011	2,067,000	2,207,271

		$2,846,724

Energy – Integrated – 0.1%
Petro-Canada, 6.05%, 2018	$3,647,000	$3,594,078

Financial Institutions – 0.5%
American Express Co., 5.5%, 2016	$4,690,000	$4,455,111
Capital One Financial Corp., 6.15%, 2016	2,872,000	2,531,783
General Electric Capital Corp., 5.45%, 2013	1,963,000	2,003,917
General Electric Capital Corp., 5.375%, 2016	1,428,000	1,405,233
HSBC Finance Corp., 5.25%, 2011	2,367,000	2,372,690
ORIX Corp., 5.48%, 2011	4,077,000	3,770,247

		$16,538,981

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Food & Beverages – 0.4%
Diageo Finance B.V., 5.5%, 2013	$4,312,000	$4,365,822
Dr. Pepper Snapple Group, Inc., 6.12%, 2013 (z)	920,000	932,536
Dr. Pepper Snapple Group, Inc., 6.82%, 2018 (n)	1,158,000	1,162,778
Kraft Foods, Inc., 6.125%, 2018	1,970,000	1,907,787
Miller Brewing Co., 5.5%, 2013 (n)	5,763,000	5,889,700

		$14,258,623

Food & Drug Stores – 0.1%
CVS Caremark Corp., 6.125%, 2016	$2,078,000	$2,095,657

Gaming & Lodging – 0.1%
Marriott International, Inc., 6.375%, 2017	$3,561,000	$3,385,172
Wyndham Worldwide Corp., 6%, 2016	1,997,000	1,763,489

		$5,148,661

Insurance – 0.2%
American International Group, Inc., 6.25%, 2037	$3,077,000	$2,408,568
ING Groep N.V., 5.775% to 2015, FRN to 2049	2,021,000	1,677,386
MetLife, Inc., 6.4%, 2036	2,881,000	2,515,456
Metropolitan Life Global Funding, 5.125%, 2013 (z)	1,200,000	1,181,626

		$7,783,036

Insurance – Property & Casualty – 0.4%
Allstate Corp., 6.125%, 2032	$1,017,000	$949,499
Allstate Corp., 5.55%, 2035	3,147,000	2,689,222
Chubb Corp., 6.375% to 2017, FRN to 2067	4,156,000	3,801,680
Fund American Cos., Inc., 5.875%, 2013	2,164,000	2,093,412
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2032 (n)	833,000	759,813
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)	3,930,000	3,430,128

		$13,723,754

International Market Quasi-Sovereign – 0.1%
Hydro-Quebec, 6.3%, 2011	$3,955,000	$4,206,720

International Market Sovereign – 0.1%
Province of Ontario, 5%, 2011	$4,126,000	$4,277,610

Machinery & Tools – 0.1%
Atlas Copco AB, 5.6%, 2017 (n)	$3,117,000	$3,032,277

Major Banks – 0.8%
Bank of America Corp., 5.49%, 2019	$1,260,000	$1,142,366
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	1,042,000	942,238
Commonwealth Bank, 5%, 2012 (n)	3,659,000	3,689,823
DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049 (n)	1,866,000	1,886,670
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	3,547,000	3,074,511

Issuer	Shares/Par	Value ($)

BONDS – continued
Major Banks – continued
Natixis S.A., 10% to 2018, FRN to 2049 (z)	$3,841,000	$3,833,433
PNC Funding Corp., 5.625%, 2017	2,078,000	1,937,754
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	750,000	675,021
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	1,719,000	1,762,553
Unicredito Luxembourg Finance S.A., 6%, 2017 (n)	3,820,000	3,667,487
Wachovia Corp., 5.25%, 2014	7,433,000	6,920,777

		$29,532,633

Medical & Health Technology & Services – 0.2%
Baxter International, Inc., 5.9%, 2016	$2,228,000	$2,281,363
Cardinal Health, Inc., 5.8%, 2016	1,498,000	1,466,102
HCA, Inc., 8.75%, 2010	174,000	176,175
Hospira, Inc., 5.55%, 2012	1,068,000	1,049,235
Hospira, Inc., 6.05%, 2017	3,636,000	3,508,984

		$8,481,859

Metals & Mining – 0.2%
ArcelorMittal, 6.125%, 2018 (z)	$3,666,000	$3,582,621
Vale Overseas Ltd., 6.25%, 2017	3,911,000	3,785,754

		$7,368,375

Mortgage Backed – 16.1%
Fannie Mae, 6.253%, 2011	$351,072	$364,847
Fannie Mae, 6.33%, 2011	334,156	354,338
Fannie Mae, 4.791%, 2012	1,644,480	1,636,821
Fannie Mae, 4.01%, 2013	243,471	232,667
Fannie Mae, 4.019%, 2013	1,104,798	1,059,415
Fannie Mae, 4.751%, 2013	158,343	157,062
Fannie Mae, 4.845%, 2013	431,244	427,744
Fannie Mae, 5.37%, 2013	809,769	828,345
Fannie Mae, 4.545%, 2014	1,490,539	1,451,166
Fannie Mae, 4.63%, 2014	600,942	586,747
Fannie Mae, 4.849%, 2014	1,893,344	1,867,953
Fannie Mae, 4.871%, 2014	970,367	960,453
Fannie Mae, 4.925%, 2015	3,644,455	3,593,621
Fannie Mae, 4.94%, 2015	379,000	379,912
Fannie Mae, 5.19%, 2015	436,437	434,597
Fannie Mae, 5.45%, 2017	821,517	825,981
Fannie Mae, 5.5%, 2017-2038	162,673,204	161,493,323
Fannie Mae, 6%, 2017-2037	93,715,924	94,994,493
Fannie Mae, 4.5%, 2018-2035	20,528,915	19,659,643
Fannie Mae, 5%, 2018-2038	60,590,971	58,916,830
Fannie Mae, 4.88%, 2020	1,217,629	1,214,372
Fannie Mae, 7.5%, 2030-2032	397,605	428,070
Fannie Mae, 6.5%, 2031-2037	24,090,382	24,893,459
Freddie Mac, 6%, 2016-2037	38,752,539	39,344,301
Freddie Mac, 5%, 2017-2035	46,089,298	44,803,520
Freddie Mac, 4.5%, 2018-2035	14,022,271	13,589,419
Freddie Mac, 5.5%, 2019-2038	46,244,709	45,833,443
Freddie Mac, 6.5%, 2034-2038	12,783,799	13,212,225
Ginnie Mae, 6%, 2032-2038	11,819,928	12,020,357
Ginnie Mae, 4.5%, 2033-2034	2,039,227	1,899,769
Ginnie Mae, 5.5%, 2033-2038	21,043,830	20,985,059
Ginnie Mae, 5%, 2034	2,699,448	2,625,556

		$571,075,508

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Municipals – 0.3%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$4,615,000	$4,792,447
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2030	1,595,000	1,754,436
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2035	2,535,000	2,781,072

		$9,327,955

Natural Gas – Pipeline – 0.3%
CenterPoint Energy, Inc., 7.875%, 2013	$2,119,000	$2,268,398
Enterprise Products Operating LLC, 6.5%, 2019	3,360,000	3,377,808
Kinder Morgan Energy Partners LP, 6.75%, 2011	1,866,000	1,923,430
Kinder Morgan Energy Partners LP, 7.4%, 2031	219,000	225,069
Kinder Morgan Energy Partners LP, 7.75%, 2032	1,000,000	1,082,341
Spectra Energy Capital LLC, 8%, 2019	1,694,000	1,853,072

		$10,730,118

Network & Telecom – 0.7%
AT&T, Inc., 6.5%, 2037	$2,859,000	$2,766,995
BellSouth Corp., 6.55%, 2034	2,642,000	2,551,585
Deutsche Telekom International Finance B.V., 5.75%, 2016	3,810,000	3,717,467
Telecom Italia Capital, 5.25%, 2013	2,176,000	2,055,550
Telefonica Europe B.V., 7.75%, 2010	1,176,000	1,239,448
TELUS Corp., 8%, 2011	3,887,000	4,173,340
Verizon New York, Inc., 6.875%, 2012	6,670,000	6,956,116

		$23,460,501

Oil Services – 0.1%
Weatherford International Ltd., 6.35%, 2017	$951,000	$963,249
Weatherford International Ltd., 6%, 2018	2,668,000	2,633,113

		$3,596,362

Oils – 0.1%
Valero Energy Corp., 6.875%, 2012	$4,222,000	$4,382,618

Other Banks & Diversified Financials – 0.4%
Citigroup, Inc., 5%, 2014	$2,679,000	$2,481,193
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	1,466,000	1,258,724
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	4,738,000	4,151,511
UFJ Finance Aruba AEC, 6.75%, 2013	2,807,000	2,948,869
Woori Bank, 6.125% to 2011, FRN to 2016 (n)	4,966,000	4,809,854

		$15,650,151

Pharmaceuticals – 0.1%
Allergan, Inc., 5.75%, 2016	$4,097,000	$4,112,073

Issuer	Shares/Par	Value ($)

BONDS – continued
Pharmaceuticals – continued
Glaxosmithkline Capital, Inc., 4.85%, 2013	$1,198,000	$1,196,385

		$5,308,458

Pollution Control – 0.1%
Waste Management, Inc., 7.375%, 2010	$1,697,000	$1,772,654

Railroad & Shipping – 0.2%
Burlington Northern Santa Fe Corp., 5.65%, 2017	$4,244,000	$4,148,616
CSX Corp., 6.75%, 2011	262,000	271,525
CSX Corp., 7.9%, 2017	1,754,000	1,864,695

		$6,284,836

Real Estate – 0.5%
Boston Properties, Inc., REIT, 5%, 2015	$1,871,000	$1,716,315
HRPT Properties Trust, REIT, 6.25%, 2016	3,320,000	3,047,564
HRPT Properties Trust, REIT, 6.65%, 2018	1,620,000	1,488,203
Kimco Realty Corp., REIT, 6%, 2012	936,000	911,290
ProLogis, REIT, 5.75%, 2016	3,311,000	3,118,283
Simon Property Group, Inc., REIT, 5.1%, 2015	4,179,000	3,781,414
Simon Property Group, Inc., REIT, 5.875%, 2017	1,880,000	1,805,315
Vornado Realty Trust, REIT, 4.75%, 2010	1,708,000	1,611,611

		$17,479,995

Retailers – 0.2%
Federated Retail Holdings, Inc., 5.35%, 2012	$921,000	$855,801
Home Depot, Inc., 5.25%, 2013	1,662,000	1,594,041
Limited Brands, Inc., 5.25%, 2014	2,165,000	1,831,348
Wal-Mart Stores, Inc., 5.25%, 2035	3,606,000	3,132,943

		$7,414,133

Supermarkets – 0.0%
Kroger Co., 5%, 2013	$1,175,000	$1,155,763
Kroger Co., 6.4%, 2017	559,000	570,156

		$1,725,919

Supranational – 0.7%
European Investment Bank, 5.125%, 2017	$23,941,000	$25,121,459

Telecommunications – Wireless – 0.2%
Cingular Wireless LLC, 6.5%, 2011	$1,498,000	$1,557,006
Nextel Communications, Inc., 5.95%, 2014	3,862,000	3,099,255
Vodafone Group PLC, 5.625%, 2017	809,000	779,294

		$5,435,555

Tobacco – 0.1%
Philip Morris International, Inc., 4.875%, 2013	$4,770,000	$4,685,700

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Government Agencies – 1.4%
Fannie Mae, 6.625%, 2009	$6,564,000	$6,848,904
Freddie Mac, 4.625%, 2012	13,500,000	13,834,166
Freddie Mac, 5.5%, 2017	16,600,000	17,554,898
Small Business Administration, 4.77%, 2024	854,437	835,344
Small Business Administration, 4.99%, 2024	1,430,942	1,402,665
Small Business Administration, 5.18%, 2024	1,435,057	1,435,419
Small Business Administration, 5.09%, 2025	2,076,681	2,037,849
Small Business Administration, 5.11%, 2025	5,872,397	5,782,325
Small Business Administration, 5.39%, 2025	1,420,613	1,429,884

		$51,161,454

U.S. Treasury Obligations – 9.2%
U.S. Treasury Bonds, 4.75%, 2017	$3,070,000	$3,252,281
U.S. Treasury Bonds, 8%, 2021	2,560,000	3,472,200
U.S. Treasury Bonds, 6.25%, 2023	7,156,000	8,513,966
U.S. Treasury Bonds, 6%, 2026	11,019,000	12,905,144
U.S. Treasury Bonds, 6.75%, 2026	8,541,000	10,811,702
U.S. Treasury Bonds, 5.375%, 2031	28,807,000	32,007,285
U.S. Treasury Bonds, 4.5%, 2036	8,333,000	8,273,761
U.S. Treasury Notes, 4.875%, 2009	138,666,000	142,371,017
U.S. Treasury Notes, 6.5%, 2010	9,219,000	9,809,588
U.S. Treasury Notes, 5.125%, 2011	63,707,000	67,708,564
U.S. Treasury Notes, 4.25%, 2013	7,770,000	8,106,293
U.S. Treasury Notes, 4.25%, 2013	7,011,000	7,316,638
U.S. Treasury Notes, 4.5%, 2015	1,737,000	1,829,278
U.S. Treasury Notes, 9.875%, 2015	2,793,000	3,887,725
U.S. Treasury Notes, 4.875%, 2016	6,300,000	6,754,287

		$327,019,729

Utilities – Electric Power – 1.5%
Bruce Mansfield Unit, 6.85%, 2034	$4,989,000	$5,049,076
E.On International Finance B.V., 5.8%, 2018 (z)	3,830,000	3,757,257
EDP Finance B.V., 6%, 2018 (n)	4,110,000	4,092,615
Enel Finance International S.A., 6.25%, 2017 (n)	4,020,000	4,067,729

Issuer	Shares/Par	Value ($)

BONDS – continued
Utilities – Electric Power – continued
Exelon Generation Co. LLC, 6.95%, 2011	$6,028,000	$6,230,366
Exelon Generation Co. LLC, 6.2%, 2017	10,390,000	10,119,870
FirstEnergy Corp., 6.45%, 2011	4,413,000	4,528,175
Israel Electric Corp. Ltd., 7.25%, 2019 (z)	2,205,000	2,250,780
MidAmerican Energy Holdings Co., 5.875%, 2012	477,000	490,613
MidAmerican Energy Holdings Co., 6.125%, 2036	3,439,000	3,302,351
MidAmerican Funding LLC, 6.927%, 2029	387,000	418,063
Oncor Electric Delivery Co., 7%, 2022	3,162,000	3,083,314
Pacific Gas & Electric Co., 4.8%, 2014	719,000	700,606
PSEG Power LLC, 6.95%, 2012	3,745,000	3,928,692
PSEG Power LLC, 5.5%, 2015	1,583,000	1,524,394
System Energy Resources, Inc., 5.129%, 2014 (n)	981,018	953,589
Waterford 3 Funding Corp., 8.09%, 2017	207,719	202,301

		$54,699,791

Total Bonds (Identified Cost, $1,446,994,086)		$1,427,966,786

REPURCHASE AGREEMENTS – 1.5%
Merrill Lynch, 2.50%, dated 6/30/08, due 7/01/08, total to be received $53,949,746 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account), at Cost	$53,946,000	$53,946,000

COLLATERAL FOR SECURITIES LOANED – 1.8%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	64,000,629	$64,000,629
Total Investments (Identified Cost, $3,578,191,991)		$3,608,933,706

OTHER ASSETS, LESS LIABILITIES – (1.4)%		(51,234,170)

Net Assets – 100.0%		$3,557,699,536

10

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(l)	All or a portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,193,774 representing 1.3% of net assets.

(w)	When-issued security. At June 30, 2008, the fund had sufficient cash and/or securities at least equal to the value of the when-issued security.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
ArcelorMittal, 6.125%, 2018	5/27/08	$3,650,273	$3,582,621
Bayview Financial Revolving Mortgage Loan Trust, FRN, 3.182%, 2040	2/28/06	3,009,000	2,307,787
Dr. Pepper Snapple Group, Inc., 6.12%, 2013	4/30/08	919,880	932,536
E.On International Finance B.V., 5.8%, 2018	4/22/08	3,813,837	3,757,257
Israel Electric Corp. Ltd., 7.25%, 2019	5/07/08	2,201,274	2,250,780
Metropolitan Life Global Funding, 5.125%, 2013	4/10/08	1,199,112	1,181,626
Natixis S.A., 10% to 2018, FRN to 2049	4/30/08	3,841,000	3,833,433
Spirit Master Funding LLC, 5.05%, 2023	1/01/05	2,349,002	1,832,299
Total Restricted Securities			$19,678,339
% of Net Assets			0.6%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

GDR	Global Depository Receipt

REIT	Real Estate Investment Trust

See Notes to Financial Statements

11

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/08
Assets
Investments, at value, including $64,499,619 of securities on loan (identified cost, $3,578,191,991)	$3,608,933,706
Foreign currency, at value (identified cost, $18)	18
Receivable for investments sold	6,369,340
Receivable for fund shares sold	640,829
Interest and dividends receivable	16,812,893
Other assets	23,021
Total assets		$3,632,779,807
Liabilities
Payable to custodian	$609,905
Payable for investments purchased	6,615,539
Payable for fund shares reacquired	3,196,191
Collateral for securities loaned, at value (c)	64,000,629
Payable to affiliates
Management fee	285,523
Shareholder servicing costs	6,662
Distribution fees	27,501
Administrative services fee	4,831
Payable for independent trustees’ compensation	7,892
Accrued expenses and other liabilities	325,598
Total liabilities		$75,080,271
Net assets		$3,557,699,536
Net assets consist of
Paid-in capital	$3,654,132,598
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	30,739,791
Accumulated distributions in excess of net realized gain on investments and foreign currency transactions	(176,710,913)
Undistributed net investment income	49,538,060
Net assets		$3,557,699,536
Shares of beneficial interest outstanding		193,379,457
Initial Class shares
Net assets	$2,551,494,622
Shares outstanding	138,276,883
Net asset value per share		$18.45
Service Class shares
Net assets	$1,006,204,914
Shares outstanding	55,102,574
Net asset value per share		$18.26

(c)	Non-cash collateral is not included.

See Notes to Financial Statements

12

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/08
Net investment income
Income
Interest	$40,108,990
Dividends	25,732,052
Foreign taxes withheld	(375,194)
Total investment income		$65,465,848
Expenses
Management fee	$14,001,793
Distribution fees	1,308,281
Shareholder servicing costs	339,064
Administrative services fee	231,736
Independent trustees’ compensation	28,252
Custodian fee	157,457
Shareholder communications	125,385
Auditing fees	29,583
Legal fees	29,921
Miscellaneous	63,215
Total expenses		$16,314,687
Reduction of expenses by investment adviser	(388,051)
Net expenses		$15,926,636
Net investment income		$49,539,212
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$(87,156,930)
Foreign currency transactions	(11,795)
Net realized gain (loss) on investments and foreign currency transactions		$(87,168,725)
Change in unrealized appreciation (depreciation)
Investments	$(231,633,727)
Translation of assets and liabilities in foreign currencies	(2,725)
Net unrealized gain (loss) on investments and foreign currency translation		$(231,636,452)
Net realized and unrealized gain (loss) on investments and foreign currency		$(318,805,177)
Change in net assets from operations		$(269,265,965)

See Notes to Financial Statements

13

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/08	Year ended 12/31/07
Change in net assets	(unaudited )
From operations
Net investment income	$49,539,212	$101,570,670
Net realized gain (loss) on investments and foreign currency transactions	(87,168,725)	171,067,220
Net unrealized gain (loss) on investments and foreign currency translation	(231,636,452)	(111,748,485)
Change in net assets from operations	$(269,265,965)	$160,889,405
Distributions declared to shareholders
From net investment income
Initial Class	$(78,067,283)	$(75,193,567)
Service Class	(28,003,206)	(26,404,691)
From net realized gain on investments
Initial Class	(154,626,730)	(71,893,992)
Service Class	(61,063,230)	(27,523,742)
Total distributions declared to shareholders	$(321,760,449)	$(201,015,992)
Change in net assets from fund share transactions	$148,260,523	$110,243,370
Total change in net assets	$(442,765,891)	$70,116,783
Net assets
At beginning of period	4,000,465,427	3,930,348,644
At end of period (including undistributed net investment income of $49,538,060 and $106,069,337, respectively)	$3,557,699,536	$4,000,465,427

See Notes to Financial Statements

14

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$21.68		$21.90	$20.69	$21.43	$19.58	$17.14
Income (loss) from investment operations
Net investment income (d)	$0.27		$0.56	$0.56	$0.48	$0.46	$0.38
Net realized and unrealized gain (loss) on investments and foreign currency	(1.69)		0.34	1.81	0.06	1.72	2.37
Total from investment operations	$(1.42)		$0.90	$2.37	$0.54	$2.18	$2.75
Less distributions declared to shareholders
From net investment income	$(0.61)		$(0.57)	$(0.50)	$(0.43)	$(0.33)	$(0.31)
From net realized gain on investments	(1.20)		(0.55)	(0.66)	(0.85)	—	—
Total distributions declared to shareholders	$(1.81)		$(1.12)	$(1.16)	$(1.28)	$(0.33)	$(0.31)
Net asset value, end of period	$18.45		$21.68	$21.90	$20.69	$21.43	$19.58
Total return (%) (k)(r)(s)	(6.83	)(n)	4.17	11.95	2.82	11.32	16.32
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	(a)	0.83	0.85	0.84	0.83	0.84
Expenses after expense reductions (f)	0.78	(a)	0.80	0.83	0.84	0.83	N/A
Net investment income	2.73	(a)	2.55	2.68	2.32	2.28	2.14
Portfolio turnover	25		60	51	46	57	53
Net assets at end of period (000 Omitted)	$2,551,495		$2,887,256	$2,859,830	$2,572,096	$2,406,156	$1,790,999

See Notes to Financial Statements

15

Financial Highlights – continued

Service Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$21.44		$21.67	$20.50	$21.25	$19.44	$17.05
Income (loss) from investment operations
Net investment income (d)	$0.24		$0.50	$0.50	$0.42	$0.41	$0.33
Net realized and unrealized gain (loss) on investments and foreign currency	(1.67)		0.34	1.78	0.07	1.70	2.36
Total from investment operations	$(1.43)		$0.84	$2.28	$0.49	$2.11	$2.69
Less distributions declared to shareholders
From net investment income	$(0.55)		$(0.52)	$(0.45)	$(0.39)	$(0.30)	$(0.30)
From net realized gain on investments	(1.20)		(0.55)	(0.66)	(0.85)	—	—
Total distributions declared to shareholders	$(1.75)		$(1.07)	$(1.11)	$(1.24)	$(0.30)	$(0.30)
Net asset value, end of period	$18.26		$21.44	$21.67	$20.50	$21.25	$19.44
Total return (%) (k)(r)(s)	(6.93	)(n)	3.94	11.62	2.60	11.03	16.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)	1.08	1.10	1.09	1.08	1.09
Expenses after expense reductions (f)	1.03	(a)	1.05	1.09	1.09	1.08	N/A
Net investment income	2.48	(a)	2.30	2.44	2.08	2.04	1.87
Portfolio turnover	25		60	51	46	57	53
Net assets at end of period (000 Omitted)	$1,006,205		$1,113,209	$1,070,518	$865,499	$637,055	$394,080

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Total Return Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund may invest a significant portion of its assets in mortgage-backed securities. The value of mortgage-backed securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close

17

Notes to Financial Statements (unaudited) – continued

of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of June 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$2,004,661,012	$1,604,272,694	$—	$3,608,933,706
Other Financial Instruments	$—	$—	$—	$—

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury and federal agency obligations in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

At June 30, 2008, the value of securities loaned was $64,499,619. These loans were collateralized by cash of $64,000,629 and U.S. Treasury obligations of $2,099,301.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s

18

Notes to Financial Statements (unaudited) – continued

maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Some securities may be purchased on a “when-issued” or “forward delivery” basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2008, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, and redemptions in-kind.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

12/31/07
Ordinary income (including any short-term capital gains)	$110,963,289
Long-term capital gain	90,052,703
Total distributions	$201,015,992

19

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/08
Cost of investments	$3,607,697,693
Gross appreciation	228,522,806
Gross depreciation	(227,286,793)
Net unrealized appreciation (depreciation)	$1,236,013

As of 12/31/07
Undistributed ordinary income	$138,920,075
Undistributed long-term capital gain	182,836,622
Post-October capital loss deferral	(57,128,821)
Other temporary differences	(575,940)
Net unrealized appreciation (depreciation)	$230,541,416

The aggregate cost above includes prior fiscal year end tax adjustments.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $3 billion. This written agreement may be rescinded only upon consent of the fund’s Board of Trustees. This management fee reduction amounted to $377,139, which is shown as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.73% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2008, the fee was $339,010, which equated to 0.0182% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2008, these costs amounted to $54.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.0124% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

20

Notes to Financial Statements (unaudited) – continued

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended June 30, 2008, the fee paid by the fund to Tarantino LLC was $10,996 and is included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund to Tarantino LLC in the amount of $10,912, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$172,318,259	$341,230,683
Investments (non-U.S. Government securities)	$749,510,335	$720,779,616

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/08		Year ended 12/31/07
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,985,165	$40,184,103	10,391,529	$228,699,546
Service Class	3,739,470	74,478,094	10,155,064	220,552,720
	5,724,635	$114,662,197	20,546,593	$449,252,266
Shares issued to shareholders in reinvestment of distributions
Initial Class	12,176,558	$232,694,013	6,854,034	$147,087,559
Service Class	4,707,528	89,066,436	2,536,615	53,928,433
	16,884,086	$321,760,449	9,390,649	$201,015,992
Shares reacquired
Initial Class	(9,047,713)	$(183,081,853)	(14,696,139)	$(319,271,689)
Service Class	(5,254,973)	(105,080,270)	(10,173,426)	(220,753,199)
	(14,302,686)	$(288,162,123)	(24,869,565)	$(540,024,888)
Net change
Initial Class	5,114,010	$89,796,263	2,549,424	$56,515,416
Service Class	3,192,025	58,464,260	2,518,253	53,727,954
	8,306,035	$148,260,523	5,067,677	$110,243,370

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended June 30, 2008, the fund’s commitment fee and interest expense were $8,683 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

21

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2008 by clicking on the fund’s name under “Variable Insurance Portfolios - VIT” in the ‘‘Products and Performance’’ section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

22

CONTACT US

Web site

mfs.com

Account service and

literature

Shareholders

1-877-411-3325

9 a.m. to 5 p.m. Eastern Time

Investment professionals

1-800-637-8730

8 a.m. to 5 p.m. Eastern Time

Mailing address

MFS Service Center, Inc.

Attn: Institutional Alliance Services (IAS)

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS
INVESTMENT MANAGEMENT

MFS® Utilities Series

MFS® Variable Insurance Trust
Semiannual report

6/30/08
VUF-SEM

MFS® UTILITIES SERIES

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

LETTER FROM THE CEO

Dear Contract Owners:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
NRG Energy, Inc.	3.9%
Equitable Resources, Inc.	3.2%
E.ON AG	2.7%
El Paso Corp.	2.6%
Sempra Energy	2.6%
AT&T, Inc.	2.3%
Williams Cos., Inc.	2.3%
Rogers Communications, Inc., ”B”	2.1%
Telefonica S.A.	2.1%
Edison International	2.0%

Top five industries (i)
Utilites-Electric Power	44.4%
Telephone Services	12.9%
Telecommunications-Wireless	12.4%
Natural Gas-Distribution	10.7%
Natural Gas-Pipeline	6.4%

Country weightings (i)
United States	65.3%
Spain	4.7%
United Kingdom	3.7%
Canada	3.6%
Germany	3.6%
Brazil	3.2%
Mexico	3.0%
Russia	1.9%
France	1.7%
Other Countries	9.3%

(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.

(o)	Less than 0.1%

Percentages are based on net assets as of 6/30/08.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2008 through June 30, 2008

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008 through June 30, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/08	Ending Account Value 6/30/08	Expenses Paid During Period (p) 1/01/08-6/30/08
Initial Class	Actual	0.79%	$1,000.00	$981.10	$3.89
	Hypothetical (h)	0.79%	$1,000.00	$1,020.93	$3.97
Service Class	Actual	1.04%	$1,000.00	$980.01	$5.12
	Hypothetical (h)	1.04%	$1,000.00	$1,019.69	$5.22

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

PORTFOLIO OF INVESTMENTS – 6/30/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 95.8%
Broadcasting – 0.8%
Grupo Televisa S.A., ADR	934,590	$22,075,016

Cable TV – 3.7%
Comcast Corp., “Special A”	978,580	$18,358,161
DIRECTV Group, Inc. (a)(l)	557,600	14,447,416
Megacable Holdings (a)	3,514,350	10,221,593
Net Servicos de Comunicacao S.A., IPS (a)	658,674	8,373,674
Time Warner Cable, Inc. (a)(l)	1,732,150	45,867,332

		$97,268,176

Energy – Independent – 1.4%
Chesapeake Energy Corp. (l)	22,600	$1,490,696
Peabody Energy Corp.	74,700	6,577,335
Talisman Energy, Inc.	684,830	15,195,265
XTO Energy, Inc.	192,590	13,194,341

		$36,457,637

Energy – Integrated – 2.3%
Chevron Corp.	145,800	$14,453,154
Marathon Oil Corp.	204,740	10,619,864
OAO Gazprom, ADR	437,580	25,329,997
TOTAL S.A.	111,200	9,492,896

		$59,895,911

Internet – 0.3%
Iliad S.A.	82,515	$7,999,507

Natural Gas – Distribution – 10.7%
AGL Resources, Inc.	141,350	$4,887,883
Energen Corp.	208,700	16,284,861
Equitable Resources, Inc.	1,202,980	83,077,799
MDU Resources Group, Inc.	926,160	32,285,938
Questar Corp.	629,920	44,749,517
Sempra Energy (l)	1,211,540	68,391,433
Spectra Energy Corp.	1,126,500	32,375,610

		$282,053,041

Natural Gas – Pipeline – 5.5%
El Paso Corp.	3,164,790	$68,802,536
Enagas S.A.	608,570	17,213,561
Williams Cos., Inc.	1,482,605	59,763,807

		$145,779,904

Oil Services – 2.7%
Baker Hughes, Inc.	62,300	$5,441,282
Halliburton Co.	703,940	37,358,096
National Oilwell Varco, Inc. (a)	62,300	5,527,256
Noble Corp.	159,600	10,367,616
Schlumberger Ltd.	124,100	13,332,063

		$72,026,313

Telecommunications – Wireless – 12.4%
America Movil S.A.B. de C.V., “L”, ADR	904,540	$47,714,485
Bharti Tele-Ventures Ltd. (a)	396,240	6,642,373
Cellcom Israel Ltd.	1,033,310	35,349,535
Hutchison Telecommunications International Ltd.	11,959,000	16,963,447
Mobile TeleSystems OJSC, ADR	319,600	24,484,556

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telecommunications – Wireless – continued
MTN Group Ltd.	874,540	$13,862,370
NII Holdings, Inc. “B” (a)	951,540	45,188,635
Philippine Long Distance Telephone Co.	174,940	9,332,471
Philippine Long Distance Telephone Co., ADR	207,100	11,063,282
Rogers Communications, Inc., “B”	1,445,160	56,178,971
Tim Participacoes S.A., ADR (l)	558,650	15,882,419
Vodafone Group PLC	15,254,370	44,982,048

		$327,644,592

Telephone Services – 12.9%
AT&T, Inc.	1,807,370	$60,890,295
Deutsche Telekom AG	365,700	5,990,361
Embarq Corp.	980,740	46,359,580
Qwest Communications International, Inc. (l)	4,519,110	17,760,102
Royal KPN N.V.	1,734,650	29,665,528
Telecom Argentina S.A., ADR (a)(l)	977,360	13,927,380
Telefonica S.A.	2,060,020	54,464,898
Telenor A.S.A.	1,354,000	25,398,139
Telkom SA Ltd.	524,150	9,836,906
TELUS Corp.	600,680	24,489,965
Verizon Communications, Inc.	1,077,540	38,144,916
Windstream Corp.	927,748	11,448,410

		$338,376,480

Utilities – Electric Power – 43.1%
Acciona S.A.	52,160	$12,310,370
AES Corp. (a)	2,439,890	46,870,287
AES Tiete S.A., IPS	2,148,659	22,740,692
Allegheny Energy, Inc.	803,900	40,283,429
American Electric Power Co., Inc.	1,224,370	49,256,405
CEZ AS	465,360	41,300,828
CMS Energy Corp. (l)	3,132,630	46,676,187
Constellation Energy Group, Inc.	466,850	38,328,385
Dominion Resources, Inc. (l)	634,480	30,131,455
DPL, Inc. (l)	1,161,860	30,649,867
DTE Energy Co. (l)	469,640	19,931,522
Dynegy, Inc. (a)	3,468,542	29,656,034
E.ON AG	354,400	71,395,390
Edison International	1,030,970	52,971,239
EDP Renovaveis SA (a)	562,639	6,513,461
Electricite de France	161,920	15,357,794
Eletropaulo Metropolitana S.A., IPS	1,622,800	38,029,294
Energias de Portugal S.A.	440,700	2,301,025
Enersis S.A., ADR	416,290	6,485,798
FirstEnergy Corp.	262,620	21,621,505
Fortum Corp.	94,100	4,767,430
FPL Group, Inc.	417,470	27,377,683
Iberdrola S.A.	539,346	7,212,517
Iberdrola S.A. (a)	986,900	7,621,383
International Power PLC	4,506,120	38,586,078
Northeast Utilities	1,514,333	38,660,921
NRG Energy, Inc. (a)	2,383,260	102,241,854
Oesterreichische Elektrizitaetswirtschafts AG (Verbund), “A”	128,750	11,542,684
Pepco Holdings, Inc.	382,100	9,800,865

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Utilities – Electric Power – continued
PG&E Corp. (l)	872,330	$34,622,778
Portland General Electric Co.	172,100	3,875,692
PPL Corp.	741,400	38,752,978
Public Service Enterprise Group, Inc.	1,082,860	49,735,760
Red Electrica de Espana	369,180	23,997,060
Reliant Energy, Inc. (a)	1,804,560	38,382,991
RWE AG	124,900	15,783,158
Scottish & Southern Energy PLC	507,500	14,173,329
Veolia Environnement S.A.	227,285	12,668,085
Wisconsin Energy Corp.	110,980	5,018,516
Xcel Energy, Inc.	1,383,880	27,774,472

		$1,135,407,201

Total Common Stocks (Identified Cost, $2,287,103,086)		$2,524,983,778

BONDS – 0.0%
Asset Backed & Securitized – 0.0%
Falcon Franchise Loan LLC, FRN, 3.323%, 2023 (i)(n)	$475,557	$37,116

Utilities – Electric Power – 0.0%
TXU Eastern Funding Co., 6.75%, 2009 (d)	$16,000	$1,100

Total Bonds (Identified Cost, $50,588)		$38,216

CONVERTIBLE PREFERRED STOCKS – 2.2%
Natural Gas – Pipeline – 0.9%
El Paso Corp., 4.99%	14,120	$24,339,349

Utilities – Electric Power – 1.3%
NRG Energy, Inc., 5.75%	89,900	$32,835,076

Total Convertible Preferred Stocks (Identified Cost, $40,902,348)		$57,174,425

CONVERTIBLE BONDS – 0.7%
Energy – Independent – 0.7%
Peabody Energy Corp., 4.75%, 2066 (Identified Cost, $11,632,116)	$10,610,000	$17,519,762

Issuer	Shares/Par	Value ($)

COLLATERAL FOR SECURITIES LOANED – 6.8%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	178,289,222	$178,289,222

MONEY MARKET FUNDS (v) – 0.7%
MFS Institutional Money Market Portfolio, 2.51%, at Cost and Net Asset Value	20,131,259	$20,131,259

Total Investments (Identified Cost, $2,538,108,619)		$2,798,136,662

OTHER ASSETS, LESS LIABILITIES – (6.2)%		(162,535,113)

Net Assets – 100.0%		$2,635,601,549

(a)	Non-income producing security.

(d)	Non-income producing security – in default.

(i)	Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(l)	All or a portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $37,116, representing less than 0.01% of net assets.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

IPS	International Preference Stock

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

GBP	British Pound

5

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 6/30/08

Forward Foreign Currency Exchange Contracts at 6/30/08

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
BUY	EUR	3,078,953	8/20/08-8/25/08	$4,772,097	$4,835,989	$63,892
SELL	EUR	828,501	8/25/08	1,301,508	1,301,251	257
BUY	GBP	1,334,950	8/26/08	2,618,010	2,649,630	31,620
						$95,769
Depreciation
BUY	EUR	3,768,425	8/25/08	$5,921,034	$5,918,724	$(2,310)
SELL	EUR	130,096,703	8/25/08	201,324,780	204,331,095	(3,006,315)
SELL	GBP	32,375,600	8/26/08	63,464,540	64,259,628	(795,088)
						$(3,803,713)

At June 30, 2008, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

6

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/08
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $2,517,977,360)	$2,778,005,403
Underlying funds, at cost and value	20,131,259
Total investments, at value, including $174,914,096 of securities on loan (identified cost, $2,538,108,619)		$2,798,136,662
Cash	$389,854
Foreign currency, at value (identified cost, $59,523)	59,114
Receivable for forward foreign currency exchange contracts	95,769
Receivable for investments sold	33,535,252
Receivable for fund shares sold	1,171,249
Interest and dividends receivable	7,400,416
Other assets	16,259
Total assets		$2,840,804,575
Liabilities
Payable for forward foreign currency exchange contracts	$3,803,713
Payable for investments purchased	19,062,321
Payable for fund shares reacquired	3,347,761
Collateral for securities loaned, at value (c)	178,289,222
Payable to affiliates
Management fee	204,132
Shareholder servicing costs	4,789
Distribution fees	46,905
Administrative services fee	3,560
Payable for independent trustees’ compensation	5,656
Accrued expenses and other liabilities	434,967
Total liabilities		$205,203,026
Net assets		$2,635,601,549
Net assets consist of
Paid-in capital	$2,280,255,405
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	256,456,429
Accumulated net realized gain (loss) on investments and foreign currency transactions	71,012,437
Undistributed net investment income	27,877,278
Net assets		$2,635,601,549
Shares of beneficial interest outstanding		92,507,464
Initial Class shares
Net assets	$890,734,046
Shares outstanding	31,023,106
Net asset value per share		$28.71
Service Class shares
Net assets	$1,744,867,503
Shares outstanding	61,484,358
Net asset value per share		$28.38

(c)	Non-cash collateral is not included.

See Notes to Financial Statements

7

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/08
Net investment income
Income
Dividends	$40,724,897
Interest	2,101,290
Dividends from underlying funds	670,148
Foreign taxes withheld	(2,630,492)
Total investment income		$40,865,843
Expenses
Management fee	$9,594,451
Distribution fees	2,083,191
Shareholder servicing costs	232,397
Administrative services fee	160,620
Independent trustees’ compensation	26,340
Custodian fee	348,161
Shareholder communications	74,939
Auditing fees	22,933
Legal fees	18,923
Miscellaneous	64,082
Total expenses		$12,626,037
Fees paid indirectly	(7,379)
Reduction of expenses by investment adviser	(398,837)
Net expenses		$12,219,821
Net investment income		$28,646,022
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$86,576,747
Foreign currency transactions	(13,614,298)
Net realized gain (loss) on investments and foreign currency transactions		$72,962,449
Change in unrealized appreciation (depreciation)
Investments (net of $92,200 decrease in deferred country tax)	$(154,522,412)
Translation of assets and liabilities in foreign currencies	(4,348,394)
Net unrealized gain (loss) on investments and foreign currency translation		$(158,870,806)
Net realized and unrealized gain (loss) on investments and foreign currency		$(85,908,357)
Change in net assets from operations		$(57,262,335)

See Notes to Financial Statements

8

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/08 (unaudited )	Year ended 12/31/07

Change in net assets
From operations
Net investment income	$28,646,022	$45,902,086
Net realized gain (loss) on investments and foreign currency transactions	72,962,449	342,536,435
Net unrealized gain (loss) on investments and foreign currency translation	(158,870,806)	125,133,327
Change in net assets from operations	$(57,262,335)	$513,571,848
Distributions declared to shareholders
From net investment income
Initial Class	$(11,873,805)	$(7,861,253)
Service Class	(19,270,793)	(9,991,006)
From net realized gain on investments
Initial Class	(122,912,733)	(56,981,992)
Service Class	(234,593,753)	(85,782,255)
Total distributions declared to shareholders	$(388,651,084)	$(160,616,506)
Change in net assets from fund share transactions	$396,664,331	$628,469,948
Total change in net assets	$(49,249,088)	$981,425,290
Net assets
At beginning of period	2,684,850,637	1,703,425,347
At end of period (including undistributed net investment income of $27,877,278 and $30,375,854, respectively)	$2,635,601,549	$2,684,850,637

See Notes to Financial Statements

9

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$34.48		$29.27	$23.74	$20.45	$15.95	$12.03
Income (loss) from investment operations
Net investment income (d)	$0.36		$0.71	$0.59	$0.40	$0.36	$0.29
Net realized and unrealized gain (loss) on investments and foreign currency	(1.10)		7.10	6.47	3.02	4.39	3.95
Total from investment operations	$(0.74)		$7.81	$7.06	$3.42	$4.75	$4.24
Less distributions declared to shareholders
From net investment income	$(0.44)		$(0.32)	$(0.53)	$(0.13)	$(0.25)	$(0.32)
From net realized gain on investments	(4.59)		(2.28)	(1.00)	—	—	—
Total distributions declared to shareholders	$(5.03)		$(2.60)	$(1.53)	$(0.13)	$(0.25)	$(0.32)
Net asset value, end of period	$28.71		$34.48	$29.27	$23.74	$20.45	$15.95
Total return (%) (k)(r)(s)	(1.89	)(n)	27.90	31.26	16.84	30.20 (b)	35.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.85	0.87	0.90	0.89	0.92
Expenses after expense reductions (f)	0.79	(a)	0.82	0.86	0.90	0.89	N/A
Net investment income	2.39	(a)	2.22	2.32	1.80	2.11	2.11
Portfolio turnover	31		84	94	88	105	134
Net assets at end of period (000 Omitted)	$890,734		$969,404	$710,341	$506,315	$357,652	$243,275

See Notes to Financial Statements

10

Financial Highlights – continued

Service Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$34.11		$29.01	$23.56	$20.32	$15.87	$11.98
Income (loss) from investment operations
Net investment income (d)	$0.33		$0.62	$0.53	$0.34	$0.32	$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	(1.09)		7.03	6.42	3.01	4.36	3.95
Total from investment operations	$(0.76)		$7.65	$6.95	$3.35	$4.68	$4.19
Less distributions declared to shareholders
From net investment income	$(0.38)		$(0.27)	$(0.50)	$(0.11)	$(0.23)	$(0.30)
From net realized gain on investments	(4.59)		(2.28)	(1.00)	—	—	—
Total distributions declared to shareholders	$(4.97)		$(2.55)	$(1.50)	$(0.11)	$(0.23)	$(0.30)
Net asset value, end of period	$28.38		$34.11	$29.01	$23.56	$20.32	$15.87
Total return (%) (k)(r)(s)	(2.00	)(n)	27.56	30.96	16.57	29.84 (b)	35.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07	(a)	1.10	1.12	1.15	1.15	1.17
Expenses after expense reductions (f)	1.04	(a)	1.07	1.11	1.15	1.15	N/A
Net investment income	2.16	(a)	1.96	2.11	1.56	1.87	1.79
Portfolio turnover	31		84	94	88	105	134
Net assets at end of period (000 Omitted)	$1,744,868		$1,715,446	$993,085	$564,978	$223,952	$98,100

(a)	Annualized.

(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

11

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Utilities Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

12

Notes to Financial Statements (unaudited) – continued

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of June 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$2,150,641,989	$647,494,673	$—	$2,798,136,662
Other Financial Instruments	$—	$(3,707,944)	$—	$(3,707,944)

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty. Derivative instruments include forward foreign currency exchange contracts.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

13

Notes to Financial Statements (unaudited) – continued

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury and federal agency obligations in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

At June 30, 2008, the value of securities loaned was $174,914,096. These loans were collateralized by cash of $178,289,222 and U.S. Treasury obligations of $2,061,052.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

14

Notes to Financial Statements (unaudited) – continued

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, foreign currency transactions, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

12/31/07
Ordinary income (including any short-term capital gains)	$73,384,844
Long-term capital gain	87,231,662
$160,616,506

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/08
Cost of investments	$2,539,979,086
Gross appreciation	372,123,078
Gross depreciation	(113,965,502)
Net unrealized appreciation (depreciation)	$258,157,576

As of 12/31/07
Undistributed ordinary income	$155,834,789
Undistributed long-term capital gain	232,814,191
Other temporary differences	(162,507)
Net unrealized appreciation (depreciation)	$412,773,090

The aggregate cost above includes prior fiscal year end tax adjustments.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund’s average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.70% of average daily net assets in excess of $1 billion. This written agreement may be rescinded only upon consent of the fund’s Board of Trustees. This management fee reduction amounted to $391,455, which is shown as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.72% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2008, the fee was $232,397, which equated to 0.0182% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2008, the fund did not incur any out-of-pocket expenses.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

15

Notes to Financial Statements (unaudited) – continued

The administrative services fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.0126% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended June 30, 2008, the fee paid by the fund to Tarantino LLC was $7,428 and is included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund to Tarantino LLC in the amount of $7,382, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

The fund may invest in a money market fund managed by MFS which seeks preservation of capital and current income. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $832,368,674 and $774,733,368, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/08		Year ended 12/31/07
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,818,613	$57,389,768	8,232,895	$262,750,749
Service Class	5,882,973	181,696,417	16,585,288	526,837,557
	7,701,586	$239,086,185	24,818,183	$789,588,306
Shares issued to shareholders in reinvestment of distributions
Initial Class	4,776,277	$134,786,538	2,137,220	$64,843,245
Service Class	9,095,827	253,864,546	3,185,010	95,773,261
	13,872,104	$388,651,084	5,322,230	$160,616,506
Shares reacquired
Initial Class	(3,685,915)	$(114,147,658)	(6,523,641)	$(205,644,304)
Service Class	(3,783,226)	(116,925,280)	(3,716,396)	(116,090,560)
	(7,469,141)	$(231,072,938)	(10,240,037)	$(321,734,864)
Net change
Initial Class	2,908,975	$78,028,648	3,846,474	$121,949,690
Service Class	11,195,574	318,635,683	16,053,902	506,520,258
	14,104,549	$396,664,331	19,900,376	$628,469,948

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended June 30, 2008, the fund’s commitment fee and interest expense were $5,255 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

16

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	64,178,419	281,489,414	325,536,574	20,131,259

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$670,148	$20,131,259

17

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2008 by clicking on the fund’s name under “Variable Insurance Portfolios - VIT” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

18

CONTACT US

Web site

mfs.com

Account service and

literature

Shareholders

1-877-411-3325

9 a.m. to 5 p.m. Eastern Time

Investment professionals

1-800-637-8730

8 a.m. to 5 p.m. Eastern Time

Mailing address

MFS Service Center, Inc.

Attn: Institutional Alliance Services (IAS)

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS INVESTMENT MANAGEMENT

MFS® Value Series

MFS® Variable Insurance Trust
Semiannual report

6/30/08
VLU-SEM

MFS® VALUE SERIES

CONTACT INFORMATION	BACK COVER

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

LETTER FROM THE CEO

Dear Contract Owners:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Lockheed Martin Corp.	4.4%
TOTAL S.A., ADR	3.3%
Exxon Mobil Corp.	3.2%
Allstate Corp.	3.1%
Philip Morris International, Inc.	2.9%
MetLife, Inc.	2.3%
AT&T, Inc.	2.3%
Oracle Corp.	2.2%
Wyeth	2.0%
Johnson & Johnson	1.9%

Equity sectors
Financial Services	19.6%
Energy	17.2%
Consumer Staples	11.1%
Industrial Goods & Services	10.4%
Utilities & Communications	9.7%
Health Care	8.1%
Technology	6.5%
Retailing	4.2%
Leisure	3.5%
Basic Materials	2.9%
Autos & Housing	2.5%
Special Products & Services	2.3%
Transportation	0.9%

Percentages are based on net assets as of 6/30/08.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2008 through June 30, 2008

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008 through June 30, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/08	Ending Account Value 6/30/08	Expenses Paid During Period (p) 1/01/08-6/30/08
Initial Class	Actual	0.82%	$1,000.00	$893.15	$3.86
	Hypothetical (h)	0.82%	$1,000.00	$1,020.79	$4.12
Service Class	Actual	1.07%	$1,000.00	$891.68	$5.03
	Hypothetical (h)	1.07%	$1,000.00	$1,019.54	$5.37

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

PORTFOLIO OF INVESTMENTS – 6/30/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.9%
Aerospace – 8.2%
Lockheed Martin Corp.	268,840	$26,523,756
Northrop Grumman Corp.	165,600	11,078,640
Raytheon Co.	28,210	1,587,659
United Technologies Corp.	164,510	10,150,267

		$49,340,322

Alcoholic Beverages – 1.2%
Diageo PLC	384,368	$7,065,124

Apparel Manufacturers – 1.5%
NIKE, Inc., “B”	150,980	$8,999,918

Automotive – 0.6%
Johnson Controls, Inc.	127,280	$3,650,390

Broadcasting – 2.7%
Omnicom Group, Inc.	152,100	$6,826,248
Walt Disney Co.	230,340	7,186,608
WPP Group PLC	253,150	2,438,963

		$16,451,819

Brokerage & Asset Managers – 3.8%
Deutsche Boerse AG	6,280	$704,880
Franklin Resources, Inc.	63,250	5,796,863
Goldman Sachs Group, Inc.	62,302	10,896,620
Invesco Ltd.	46,960	1,126,101
Merrill Lynch & Co., Inc.	142,295	4,512,174

		$23,036,638

Business Services – 2.3%
Accenture Ltd., “A”	285,460	$11,623,931
Automatic Data Processing, Inc.	29,990	1,256,581
Western Union Co.	49,450	1,222,404

		$14,102,916

Chemicals – 2.1%
3M Co.	36,260	$2,523,333
PPG Industries, Inc.	177,096	10,159,998

		$12,683,331

Computer Software – 2.2%
Oracle Corp. (a)	636,390	$13,364,190

Computer Software – Systems – 2.3%
Hewlett-Packard Co.	96,500	$4,266,265
International Business Machines Corp.	78,750	9,334,238

		$13,600,503

Construction – 1.9%
Masco Corp.	312,030	$4,908,232
Sherwin-Williams Co.	86,800	3,986,724
Toll Brothers, Inc. (a)	133,310	2,496,896

		$11,391,852

Consumer Goods & Services – 1.2%
Procter & Gamble Co.	121,230	$7,371,996

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Containers – 0.0%
Smurfit-Stone Container Corp. (a)	8,120	$33,048

Electrical Equipment – 0.9%
W.W. Grainger, Inc.	66,960	$5,477,328

Electronics – 1.8%
Intel Corp.	511,990	$10,997,545

Energy – Independent – 4.6%
Apache Corp.	69,940	$9,721,660
Devon Energy Corp.	92,310	11,091,970
EOG Resources, Inc.	50,380	6,609,856

		$27,423,486

Energy – Integrated – 12.6%
Chevron Corp.	116,330	$11,531,793
ConocoPhillips	95,490	9,013,301
Exxon Mobil Corp.	220,628	19,443,946
Hess Corp.	91,570	11,555,218
Marathon Oil Corp.	95,260	4,941,136
TOTAL S.A., ADR	231,522	19,741,881

		$76,227,275

Food & Beverages – 4.8%
General Mills, Inc.	98,300	$5,973,691
Kellogg Co.	186,010	8,932,200
Nestle S.A.	168,457	7,623,879
PepsiCo, Inc.	96,558	6,140,123

		$28,669,893

Food & Drug Stores – 1.2%
CVS Caremark Corp.	184,411	$7,297,143

Gaming & Lodging – 0.8%
Royal Caribbean Cruises Ltd.	221,060	$4,967,218

General Merchandise – 0.8%
Macy’s, Inc.	236,770	$4,598,073

Health Maintenance Organizations – 1.0%
UnitedHealth Group, Inc.	95,340	$2,502,675
WellPoint, Inc. (a)	74,490	3,550,193

		$6,052,868

Insurance – 8.2%
Allstate Corp.	404,195	$18,427,250
Aon Corp.	45,360	2,083,838
Chubb Corp.	78,210	3,833,072
Genworth Financial, Inc., “A”	226,030	4,025,594
Hartford Financial Services Group, Inc.	59,553	3,845,337
MetLife, Inc.	259,643	13,701,361
Prudential Financial, Inc.	60,890	3,637,569

		$49,554,021

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Machinery & Tools – 1.3%
Eaton Corp.	36,370	$3,090,359
Ingersoll-Rand Co. Ltd., “A”	87,740	3,284,108
Timken Co.	49,580	1,633,165

		$8,007,632

Major Banks – 6.7%
Bank of America Corp.	341,146	$8,143,155
Bank of New York Mellon Corp.	291,570	11,030,093
JPMorgan Chase & Co.	57,180	1,961,846
PNC Financial Services Group, Inc.	91,530	5,226,363
State Street Corp.	145,590	9,316,304
SunTrust Banks, Inc.	125,473	4,544,632

		$40,222,393

Network & Telecom – 0.2%
Cisco Systems, Inc. (a)	40,300	$937,378

Other Banks & Diversified Financials – 0.9%
American Express Co.	68,307	$2,573,125
UBS AG (a)	127,986	2,650,154

		$5,223,279

Pharmaceuticals – 7.1%
Abbott Laboratories	50,940	$2,698,292
GlaxoSmithKline PLC	180,440	3,991,025
Johnson & Johnson	180,940	11,641,680
Merck & Co., Inc.	258,820	9,754,926
Pfizer, Inc.	155,060	2,708,898
Wyeth	255,380	12,248,025

		$43,042,846

Railroad & Shipping – 0.9%
Burlington Northern Santa Fe Corp.	56,040	$5,597,836

Specialty Chemicals – 0.8%
Air Products & Chemicals, Inc.	35,916	$3,550,656
Praxair, Inc.	15,966	1,504,636

		$5,055,292

Specialty Stores – 0.7%
Advance Auto Parts, Inc.	30,720	$1,192,858
Staples, Inc.	135,910	3,227,863

		$4,420,721

Telecommunications – Wireless – 1.2%
Rogers Communications, Inc., “B”	40,110	$1,559,231
Vodafone Group PLC	1,952,963	5,758,892

		$7,318,123

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telephone Services – 3.0%
AT&T, Inc.	404,190	$13,617,161
Embarq Corp.	46,377	2,192,241
Verizon Communications, Inc.	69,850	2,472,690

		$18,282,092

Tobacco – 3.9%
Altria Group, Inc.	149,411	$3,071,890
Lorillard, Inc. (a)	43,720	3,023,675
Philip Morris International, Inc.	357,891	17,676,236

		$23,771,801

Utilities – Electric Power – 5.5%
Dominion Resources, Inc.	182,462	$8,665,120
Entergy Corp.	46,500	5,602,320
FPL Group, Inc.	81,640	5,353,951
PG&E Corp.	96,120	3,815,003
PPL Corp.	81,420	4,255,823
Public Service Enterprise Group, Inc.	115,740	5,315,938

		$33,008,155

Total Common Stocks (Identified Cost, $590,166,833)		$597,244,445

SHORT-TERM OBLIGATIONS – 1.5%
Toyota Motor Credit Corp., 2.57%, due 7/01/08, at Amortized Cost and Value (y)	$9,060,000	$9,060,000

Total Investments (Identified Cost, $599,226,833)		$606,304,445

OTHER ASSETS, LESS LIABILITIES – (0.4)%		(2,351,728)

Net Assets – 100.0%		$603,952,717

(a)	Non-income producing security.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

See Notes to Financial Statements

5

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/08
Assets
Investments, at value (identified cost, $599,226,833)	$606,304,445
Cash	251
Foreign currency, at value (identified cost, $15)	15
Receivable for investments sold	1,959,915
Receivable for fund shares sold	1,605,960
Interest and dividends receivable	1,107,205
Other assets	3,966
Total assets		$610,981,757
Liabilities
Payable for investments purchased	$6,293,013
Payable for fund shares reacquired	593,456
Payable to affiliates
Management fee	49,445
Shareholder servicing costs	909
Distribution fees	5,888
Administrative services fee	923
Payable for independent trustees’ compensation	2,642
Accrued expenses and other liabilities	82,764
Total liabilities		$7,029,040
Net assets		$603,952,717
Net assets consist of
Paid-in capital	$610,168,999
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	7,081,832
Accumulated distributions in excess of net realized gain on investments and foreign currency transactions	(17,532,523)
Undistributed net investment income	4,234,409
Net assets		$603,952,717
Shares of beneficial interest outstanding		46,857,311
Initial Class shares
Net assets	$387,097,759
Shares outstanding	29,948,372
Net asset value per share		$12.93
Service Class shares
Net assets	$216,854,958
Shares outstanding	16,908,939
Net asset value per share		$12.82

See Notes to Financial Statements

6

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/08
Net investment income
Income
Dividends	$6,868,064
Interest	112,263
Foreign taxes withheld	(92,162)
Total investment income		$6,888,165
Expenses
Management fee	$2,188,893
Distribution fees	250,333
Shareholder servicing costs	53,063
Administrative services fee	41,062
Independent trustees’ compensation	8,911
Custodian fee	55,863
Shareholder communications	12,103
Auditing fees	23,288
Legal fees	4,219
Miscellaneous	17,104
Total expenses		$2,654,839
Reduction of expenses by investment adviser	(1,684)
Net expenses		$2,653,155
Net investment income		$4,235,010
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$(16,621,408)
Foreign currency transactions	6,198
Net realized gain (loss) on investments and foreign currency transactions		$(16,615,210)
Change in unrealized appreciation (depreciation)
Investments	$(54,784,639)
Translation of assets and liabilities in foreign currencies	8,068
Net unrealized gain (loss) on investments and foreign currency translation		$(54,776,571)
Net realized and unrealized gain (loss) on investments and foreign currency		$(71,391,781)
Change in net assets from operations		$(67,156,771)

See Notes to Financial Statements

7

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/08	Year ended 12/31/07
Change in net assets	(unaudited )
From operations
Net investment income	$4,235,010	$6,564,856
Net realized gain (loss) on investments and foreign currency transactions	(16,615,210)	23,304,339
Net unrealized gain (loss) on investments and foreign currency translation	(54,776,571)	2,694,524
Change in net assets from operations	$(67,156,771)	$32,563,719
Distributions declared to shareholders
From net investment income
Initial Class	$(4,556,105)	$(2,853,983)
Service Class	(2,012,527)	(1,283,481)
From net realized gain on investments
Initial Class	(15,373,508)	(4,887,597)
Service Class	(8,229,686)	(2,574,458)
Total distributions declared to shareholders	$(30,171,826)	$(11,599,519)
Change in net assets from fund share transactions	$113,090,581	$170,561,899
Total change in net assets	$15,761,984	$191,526,099
Net assets
At beginning of period	588,190,733	396,664,634
At end of period (including undistributed net investment income of $4,234,409 and $6,568,031, respectively)	$603,952,717	$588,190,733

See Notes to Financial Statements

8

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$15.25		$14.52	$12.52	$12.13	$10.76	$8.63
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.21	$0.22	$0.18	$0.16	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	(1.70)		0.92	2.32	0.60	1.44	2.01
Total from investment operations	$(1.59)		$1.13	$2.54	$0.78	$1.60	$2.15
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.15)	$(0.14)	$(0.10)	$(0.06)	$(0.02)
From net realized gain on investments	(0.56)		(0.25)	(0.40)	(0.29)	(0.17)	—
Total distributions declared to shareholders	$(0.73)		$(0.40)	$(0.54)	$(0.39)	$(0.23)	$(0.02)
Net asset value, end of period	$12.93		$15.25	$14.52	$12.52	$12.13	$10.76
Total return (%) (k)(r)(s)	(10.68	)(n)	7.91	20.84	6.66	15.18	24.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.86	0.88	0.91	0.93	1.18
Expenses after expense reductions (f)	0.82	(a)	0.86	0.88	0.90	0.90	0.90
Net investment income	1.53	(a)	1.41	1.65	1.50	1.44	1.45
Portfolio turnover	17		23	25	20	34	48
Net assets at end of period (000 Omitted)	$387,098		$390,346	$256,529	$132,371	$83,704	$36,981

See Notes to Financial Statements

9

Financial Highlights – continued

Service Class	Six months ended 6/30/08		Years ended 12/31
			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$15.12		$14.42	$12.44	$12.07	$10.73	$8.62
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.17	$0.18	$0.15	$0.13	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	(1.69)		0.91	2.32	0.59	1.43	2.02
Total from investment operations	$(1.60)		$1.08	$2.50	$0.74	$1.56	$2.13
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.13)	$(0.12)	$(0.08)	$(0.05)	$(0.02)
From net realized gain on investments	(0.56)		(0.25)	(0.40)	(0.29)	(0.17)	—
Total distributions declared to shareholders	$(0.70)		$(0.38)	$(0.52)	$(0.37)	$(0.22)	$(0.02)
Net asset value, end of period	$12.82		$15.12	$14.42	$12.44	$12.07	$10.73
Total return (%) (k)(r)(s)	(10.83	)(n)	7.59	20.60	6.38	14.82	24.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07	(a)	1.11	1.13	1.16	1.18	1.43
Expenses after expense reductions (f)	1.07	(a)	1.11	1.13	1.15	1.15	1.15
Net investment income	1.29	(a)	1.16	1.40	1.25	1.19	1.22
Portfolio turnover	17		23	25	20	34	48
Net assets at end of period (000 Omitted)	$216,855		$197,844	$140,135	$60,247	$35,500	$18,137

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

10

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Value Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

11

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of June 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$574,635,407	$31,669,038	$—	$606,304,445
Other Financial Instruments	$—	$—	$—	$—

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discounts is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2008 custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

12

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

12/31/07
Ordinary income (including any short-term capital gains)	$4,723,190
Long-term capital gain	6,876,329
Total distributions	$11,599,519

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/08
Cost of investments	$600,143,127
Gross appreciation	$61,319,270
Gross depreciation	(55,157,952)
Net unrealized appreciation (depreciation)	$6,161,318

As of 12/31/07
Undistributed ordinary income	$9,641,846
Undistributed long-term capital gain	20,528,360
Other temporary differences	(3,848)
Net unrealized appreciation (depreciation)	60,945,957

The aggregate cost above includes prior fiscal year end tax adjustments.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund’s average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $1.0 billion. This written agreement may be rescinded only upon consent of the fund’s Board of Trustees. For the six months ended June 30, 2008, the fund’s average daily net assets did not exceed $1.0 billion and therefore, the management fee was not reduced. The management fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management, distribution, and certain other fees and expenses, such that operating expenses do not exceed 0.15% annually of the fund’s average daily net assets. This written agreement will continue through April 30, 2009 unless changed or rescinded by the fund’s Board of Trustees. For the six months ended June 30, 2008, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

13

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2008, the fee was $53,038, which equated to 0.018% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2008, these costs amounted to $25.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended June 30, 2008 was equivalent to an annual effective rate of 0.0182% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended June 30, 2008, the fee paid by the fund to Tarantino LLC was $1,696 and is included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund to Tarantino LLC in the amount of $1,684, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $190,808,941 and $100,806,575, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/08		Year ended 12/31/07
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	3,844,463	$53,994,075	8,361,424	$126,372,874
Service Class	4,318,433	59,701,702	5,600,591	84,130,095
	8,162,896	$113,695,777	13,962,015	$210,502,969
Shares issued to shareholders in reinvestment of distributions
Initial Class	1,458,976	$19,929,613	527,356	$7,741,580
Service Class	755,325	10,242,213	264,605	3,857,939
	2,214,301	$30,171,826	791,961	$11,599,519
Shares reacquired
Initial Class	(959,100)	$(13,428,625)	(951,777)	$(14,196,859)
Service Class	(1,249,433)	(17,348,397)	(2,499,324)	(37,343,730)
	(2,208,533)	$(30,777,022)	(3,451,101)	$(51,540,589)
Net change
Initial Class	4,344,339	$60,495,063	7,937,003	$119,917,595
Service Class	3,824,325	52,595,518	3,365,872	50,644,304
	8,168,664	$113,090,581	11,302,875	$170,561,899

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended June 30, 2008, the fund’s commitment fee and interest expense were $1,148 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

14

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2008 by clicking on the fund’s name under ‘‘Variable Insurance Portfolios - VIT’’ in the ‘‘Products and Performance’’ section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

15

CONTACT US

Web site

mfs.com

Account service and literature

Shareholders

1-877-411-3325

9 a.m. to 5 p.m. Eastern Time

Investment professionals

1-800-637-8730

8 a.m. to 5 p.m. Eastern Time

Mailing address

MFS Service Center, Inc.

Attn: Institutional Alliance Services (IAS)

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2. CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT

INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND

AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	MFS VARIABLE INSURANCE TRUST

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: August 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: August 15, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 15, 2008

* Print name and title of each signing officer under his or her signature.